Shareholder Report	12 Months Ended
Feb. 28, 2025 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Fidelity Select Portfolios
Entity Central Index Key	0000320351
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2025
Select Telecommunications Portfolio
Shareholder Report [Line Items]
Fund Name	Telecommunications Portfolio
Class Name	Telecommunications Portfolio
Trading Symbol	FSTCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Telecommunications Portfolio for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Telecommunications Portfolio	$ 88	0.75%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending February 28, 2025, driven by strong corporate profits, the potential for artificial intelligence and the Federal Reserve's pivot to cutting interest rates.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the MSCI IMI TelcomSvc 25/50 (IG) Index for the fiscal year, especially within alternative carriers. Also hurting our result was security selection in cable & satellite and wireless telecommunication services.
•The largest individual relative detractor was an underweight in Lumen Technologies (+191%). This period we decreased our investment in the stock. A non-index stake in Comcast returned -13% and hurt. An overweight in Gogo (-10%) detracted. The stock was among the fund's biggest holdings for the 12 months.
•In contrast, the primary contributors to performance versus the industry index were picks and an underweight in integrated telecommunication services. An overweight in wireless telecommunication services also boosted the fund's relative result.
•The top individual relative contributor was an underweight in Shenandoah Telecom (-42%). This period we increased our stake in the stock. A second notable relative contributor was an overweight in Telephone & Data Systems (+139%). The company was among our biggest holdings. An underweight in Bandwidth.com (-22%) also helped.
•Notable changes in positioning include decreased exposure to cable & satellite.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE February 28, 2015 through February 28, 2025. Initial investment of $10,000. Telecommunications Portfolio $10,000 $10,049 $11,964 $11,514 $11,904 $13,392 $15,957 $15,001 $13,845 $13,661 $18,348 MSCI U.S. IM Telecommunication Services 25-50 Index $10,000 $10,342 $11,766 $10,833 $10,811 $11,748 $13,136 $12,353 $11,383 $11,298 $16,103 S&P 500® Index $10,000 $9,381 $11,724 $13,729 $14,371 $15,549 $20,414 $23,759 $21,932 $28,611 $33,877 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Telecommunications Portfolio 34.31% 6.50% 6.26% MSCI U.S. IM Telecommunication Services 25-50 Index 42.54% 6.51% 4.88% S&P 500® Index 18.41% 16.85% 12.98% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 220,335,596
Holdings Count | shares	29
Advisory Fees Paid, Amount	$ 1,339,136
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2025)
KEY FACTS
Fund Size	$220,335,596
Number of Holdings	29
Total Advisory Fee	$1,339,136
Portfolio Turnover	40%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Diversified Telecommunication Services 80.0 Wireless Telecommunication Services 11.8 Media 4.2 IT Services 0.6 Specialized REITs 0.2 Construction & Engineering 0.0 Common Stocks 96.8 Short-Term Investments and Net Other Assets (Liabilities) 3.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 96.8 Short-Term Investments and Net Other Assets (Liabilities) - 3.2 United States 92.8 Belgium 3.5 Puerto Rico 3.5 United Kingdom 0.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 92.8 Belgium - 3.5 Puerto Rico - 3.5 United Kingdom - 0.2
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) AT&T Inc 24.6 Verizon Communications Inc 24.0 Iridium Communications Inc 4.7 T-Mobile US Inc 4.6 Cogent Communications Holdings Inc 4.2 Frontier Communications Parent Inc 4.0 Liberty Global Ltd Class C 3.5 Liberty Latin America Ltd Class C 3.5 Telephone and Data Systems Inc 3.4 Globalstar Inc 3.0 79.5
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Select Pharmaceuticals Portfolio
Shareholder Report [Line Items]
Fund Name	Pharmaceuticals Portfolio
Class Name	Pharmaceuticals Portfolio
Trading Symbol	FPHAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Pharmaceuticals Portfolio for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Pharmaceuticals Portfolio	$ 69	0.67%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending February 28, 2025, driven by strong corporate profits, the potential for artificial intelligence and the Federal Reserve's pivot to cutting interest rates.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the MSCI North America IMI + ADR Custom Pharmaceuticals 25/50 Linked Index for the fiscal year, especially within biotechnology. Also hurting our result was stock selection in life sciences tools & services and health care equipment.
•The largest individual relative detractor was our non-index stake in Legend Biotech (-46%). This period we increased our stake in Legend Biotech. The company was one of our biggest holdings. A non-index stake in Moderna returned about -67% and was a second notable relative detractor. An overweight in Novo Nordisk (-24%) also hurt. The company was among our largest holdings.
•In contrast, the biggest contributor to performance versus the industry index was stock selection in pharmaceuticals.
•The top individual relative contributor was our non-index stake in UCB (+65%). We trimmed the position this period but the stock was among our biggest holdings. A second notable relative contributor was our non-index stake in Gilead Sciences (+65%). The stock was one of the fund's largest holdings. Another notable relative contributor was an underweight in Zoetis (-15%). This was a position we established this period.
•Notable changes in positioning include a lower allocation to biotechnology.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE February 28, 2015 through February 28, 2025. Initial investment of $10,000. Pharmaceuticals Portfolio $10,000 $8,867 $8,918 $9,418 $10,751 $12,048 $14,514 $15,261 $15,505 $20,830 $21,939 MSCI North America IMI + ADR Custom Pharmaceuticals 25/50 Linked Index $10,000 $8,445 $8,828 $9,523 $10,725 $10,569 $12,617 $13,569 $13,351 $16,602 $17,632 S&P 500® Index $10,000 $9,381 $11,724 $13,729 $14,371 $15,549 $20,414 $23,759 $21,932 $28,611 $33,877 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Pharmaceuticals Portfolio 5.32% 12.74% 8.17% MSCI North America IMI + ADR Custom Pharmaceuticals 25/50 Linked Index 6.20% 10.78% 5.83% S&P 500® Index 18.41% 16.85% 12.98% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,318,823,337
Holdings Count | shares	65
Advisory Fees Paid, Amount	$ 9,748,578
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2025)
KEY FACTS
Fund Size	$1,318,823,337
Number of Holdings	65
Total Advisory Fee	$9,748,578
Portfolio Turnover	51%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Pharmaceuticals 75.5 Biotechnology 18.3 Health Care Equipment & Supplies 1.8 Financial Services 0.2 Software 0.1 Consumer Staples Distribution & Retail 0.0 Common Stocks 95.2 Preferred Stocks 0.7 Bonds 0.0 Short-Term Investments and Net Other Assets (Liabilities) 4.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 95.2 Preferred Stocks - 0.7 Bonds - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 4.1 United States 65.3 Denmark 14.8 United Kingdom 10.4 Belgium 6.1 Germany 1.7 Canada 0.8 Netherlands 0.8 Ireland 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 65.3 Denmark - 14.8 United Kingdom - 10.4 Belgium - 6.1 Germany - 1.7 Canada - 0.8 Netherlands - 0.8 Ireland - 0.1
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Eli Lilly & Co 25.0 Novo Nordisk A/S Class B ADR 14.4 Astrazeneca PLC ADR 10.4 Merck & Co Inc 5.0 UCB SA 4.9 GSK PLC ADR 4.8 Gilead Sciences Inc 4.8 Royalty Pharma PLC Class A 2.8 Legend Biotech Corp ADR 2.3 Elanco Animal Health Inc 2.2 76.6
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Select Transportation Portfolio
Shareholder Report [Line Items]
Fund Name	Transportation Portfolio
Class Name	Transportation Portfolio
Trading Symbol	FSRFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Transportation Portfolio for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Transportation Portfolio	$ 70	0.69%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Although U.S. equities gained for the 12 months ending February 28, 2025, as measured by the S&P 500® index, transportation stocks - except for airlines and marine transportation shares - considerably lagged due to weak demand for freight-hauling.
•Against this backdrop, security selection and market selection were the primary contributors to the fund's performance versus the MSCI US IMI Transportation 25/50 Linked Index for the fiscal year, led by passenger airlines. An underweight in cargo ground transportation and an overweight in marine transportation also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Alaska Air Group (+93%). The company was among the fund's largest holdings. The second-largest relative contributor was an overweight in Kirby (+18%). This period we decreased our investment in Kirby. The company was one of our largest holdings this period. Another notable relative contributor this period was avoiding Old Dominion Freight Lines, an index component that returned -20%.
•In contrast, the biggest detractor from performance versus the industry index was out-of-index exposure to oil & gas equipment & services. Stock picks in passenger ground transportation also hampered the fund's result.
•The biggest individual relative detractor was our non-index stake in Tidewater (-50%). This was a stake we established this period. A second notable relative detractor was an overweight in Saia (-29%). Another notable relative detractor was our non-index stake in Star Bulk Carriers (-26%). This was a position we established this period.
•Notable changes in positioning include decreased exposure to the oil & gas storage & transportation and marine transportation industries.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE February 28, 2015 through February 28, 2025. Initial investment of $10,000. Transportation Portfolio $10,000 $8,372 $10,834 $12,186 $13,022 $11,655 $15,690 $18,883 $18,796 $22,016 $23,018 MSCI U.S. IMI Transportation 25-50 Index $10,000 $8,188 $10,759 $12,238 $12,816 $11,797 $17,035 $19,217 $17,534 $20,889 $20,731 S&P 500® Index $10,000 $9,381 $11,724 $13,729 $14,371 $15,549 $20,414 $23,759 $21,932 $28,611 $33,877 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Transportation Portfolio 4.55% 14.58% 8.69% MSCI U.S. IMI Transportation 25-50 Index -0.76% 11.94% 7.56% S&P 500® Index 18.41% 16.85% 12.98% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 521,506,773
Holdings Count | shares	39
Advisory Fees Paid, Amount	$ 3,708,891
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2025)
KEY FACTS
Fund Size	$521,506,773
Number of Holdings	39
Total Advisory Fee	$3,708,891
Portfolio Turnover	22%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Ground Transportation 52.3 Passenger Airlines 22.8 Air Freight & Logistics 17.6 Marine Transportation 3.0 Oil, Gas & Consumable Fuels 1.5 Energy Equipment & Services 0.4 Common Stocks 97.6 Short-Term Investments and Net Other Assets (Liabilities) 2.4 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.6 Short-Term Investments and Net Other Assets (Liabilities) - 2.4 United States 96.0 Panama 2.6 Italy 0.4 Canada 0.3 Brazil 0.3 Monaco 0.3 Greece 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 96.0 Panama - 2.6 Italy - 0.4 Canada - 0.3 Brazil - 0.3 Monaco - 0.3 Greece - 0.1
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Union Pacific Corp 16.4 Uber Technologies Inc 15.5 United Parcel Service Inc Class B 9.0 CSX Corp 6.2 Norfolk Southern Corp 5.0 Alaska Air Group Inc 4.8 United Airlines Holdings Inc 4.6 Delta Air Lines Inc 4.2 FedEx Corp 3.6 SkyWest Inc 3.2 72.5
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Select Enterprise Technology Services Portfolio
Shareholder Report [Line Items]
Fund Name	Enterprise Technology Services Portfolio
Class Name	Enterprise Technology Services Portfolio
Trading Symbol	FBSOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Enterprise Technology Services Portfolio for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Enterprise Technology Services Portfolio	$ 70	0.66%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending February 28, 2025, driven by strong corporate profits, the potential for artificial intelligence and the Federal Reserve's pivot to cutting interest rates.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the MSCI U.S. IMI Enterprise Technology Services 25/50 Linked Index for the fiscal year, especially within the internet services & infrastructure category. Also hurting our result was stock picking among transaction & payment processing services and application software firms.
•The largest individual relative detractor was our stake in MongoDB (-38%). The stock was not held at period end. An overweight in EPAM Systems (-33%) hurt as well, along with outsized exposure to Block (-18%), one of our largest holdings.
•In contrast, the primary contributor to performance versus the industry index was stock selection in the data processing & outsourced services group. An underweight among internet services & infrastructure companies also boosted relative performance. Investment choices in the human resource & employment services category helped as well.
•The top individual relative contributor was an overweight in Kyndryl Holdings (+76%), a position we established this period. The company was among our biggest holdings at period end. Outsized exposure to Genpact (+76%), a stake we established this period, was another plus. An overweight in EXL Service Holdings (+56%), one of the fund's largest holdings, helped as well.
•Notable changes in positioning include increased exposure to human resource & employment services firms and a lower allocation to application software stocks.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE February 28, 2015 through February 28, 2025. Initial investment of $10,000. Enterprise Technology Services Portfolio $10,000 $9,941 $12,034 $16,266 $18,876 $21,893 $29,484 $25,560 $22,524 $28,347 $32,318 MSCI U.S. IMI Enterprise Technology Services 25/50 Linked Index $10,000 $9,698 $12,228 $15,683 $17,931 $20,712 $27,114 $24,109 $21,731 $27,289 $31,948 S&P 500® Index $10,000 $9,381 $11,724 $13,729 $14,371 $15,549 $20,414 $23,759 $21,932 $28,611 $33,877 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Enterprise Technology Services Portfolio 14.01% 8.10% 12.45% MSCI U.S. IMI Enterprise Technology Services 25/50 Linked Index 17.07% 9.06% 12.32% S&P 500® Index 18.41% 16.85% 12.98% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,806,284,512
Holdings Count | shares	32
Advisory Fees Paid, Amount	$ 11,476,825
Investment Company Portfolio Turnover	63.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2025)
KEY FACTS
Fund Size	$1,806,284,512
Number of Holdings	32
Total Advisory Fee	$11,476,825
Portfolio Turnover	63%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Financial Services 56.9 IT Services 25.7 Professional Services 11.2 Interactive Media & Services 3.0 Software 1.8 Broadline Retail 0.7 Common Stocks 99.3 Short-Term Investments and Net Other Assets (Liabilities) 0.7 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.7 United States 92.7 Ireland 6.1 Israel 1.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 92.7 Ireland - 6.1 Israel - 1.2
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Visa Inc Class A 25.0 Mastercard Inc Class A 18.2 Accenture PLC Class A 6.1 Fiserv Inc 4.9 Cognizant Technology Solutions Corp Class A 4.0 Automatic Data Processing Inc 3.9 ExlService Holdings Inc 3.5 IBM Corporation 3.0 Kyndryl Holdings Inc 3.0 Block Inc Class A 3.0 74.6
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Select Consumer Discretionary Portfolio
Shareholder Report [Line Items]
Fund Name	Consumer Discretionary Portfolio
Class Name	Consumer Discretionary Portfolio
Trading Symbol	FSCPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Consumer Discretionary Portfolio for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Consumer Discretionary Portfolio	$ 74	0.69%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending February 28, 2025, driven by strong corporate profits, the potential for artificial intelligence and the Federal Reserve's pivot to cutting interest rates.
•Against this backdrop, industry positioning was the primary detractor from the fund's performance versus the MSCI U.S. IMI Consumer Discretionary 25/50 Index for the fiscal year, especially an overweight in the other specialty retail category. Also hurting our result were an overweight in apparel, accessories & luxury goods and an underweight in automobile manufacturers.
•The largest individual relative detractor was our stake in Aptiv Irish Holdings (-27%). Aptiv Irish Holdings was a subsidiary of Aptiv, until December 19, 2024, after which Aptiv Irish Holdings merged with Aptiv Swiss Holdings, also known simply as Aptiv. A second notable relative detractor was an overweight in PVH (-45%). Another notable relative detractor was an overweight in Academy Sports & Outdoors (-33%).
•In contrast, the biggest contributor to performance versus the sector index was stock picking in apparel retail. Picks in homefurnishing retail and automobile manufacturers also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Williams-Sonoma (+69%), and we reduced our stake. A second notable relative contributor was an overweight in Tapestry (+85%), and we reduced our holdings. Another notable relative contributor was our non-index stake in Aritzia (+73%), and we reduced the size of the fund's position.
•Notable changes in positioning include decreased exposure to the apparel, accessories & luxury goods and footwear industries.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE February 28, 2015 through February 28, 2025. Initial investment of $10,000. Consumer Discretionary Portfolio $10,000 $9,540 $10,998 $13,505 $14,154 $14,903 $22,497 $22,921 $19,054 $25,454 $28,602 MSCI U.S. IMI Consumer Discretionary 25-50 Index $10,000 $9,653 $11,439 $13,888 $14,768 $15,738 $25,813 $27,199 $22,915 $29,589 $33,830 S&P 500® Index $10,000 $9,381 $11,724 $13,729 $14,371 $15,549 $20,414 $23,759 $21,932 $28,611 $33,877 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Consumer Discretionary Portfolio 12.37% 13.93% 11.08% MSCI U.S. IMI Consumer Discretionary 25-50 Index 14.33% 16.54% 12.96% S&P 500® Index 18.41% 16.85% 12.98% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 549,464,442
Holdings Count | shares	58
Advisory Fees Paid, Amount	$ 3,461,535
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2025)
KEY FACTS
Fund Size	$549,464,442
Number of Holdings	58
Total Advisory Fee	$3,461,535
Portfolio Turnover	30%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Broadline Retail 26.6 Specialty Retail 24.4 Hotels, Restaurants & Leisure 19.5 Automobiles 14.0 Textiles, Apparel & Luxury Goods 6.2 Household Durables 4.8 Automobile Components 2.9 Building Products 0.7 Consumer Staples Distribution & Retail 0.6 Common Stocks 99.7 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.7 Short-Term Investments and Net Other Assets (Liabilities) - 0.3 United States 93.8 Canada 2.2 Bailiwick Of Jersey 2.2 Brazil 1.0 United Kingdom 0.3 France 0.3 Switzerland 0.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 93.8 Canada - 2.2 Bailiwick Of Jersey - 2.2 Brazil - 1.0 United Kingdom - 0.3 France - 0.3 Switzerland - 0.2
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Amazon.com Inc 24.5 Tesla Inc 12.5 Home Depot Inc/The 4.7 Lowe's Cos Inc 4.6 McDonald's Corp 2.9 TJX Cos Inc/The 2.7 Hilton Worldwide Holdings Inc 2.6 Booking Holdings Inc 2.3 Dick's Sporting Goods Inc 2.3 Aptiv PLC 2.2 61.3
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Select Insurance Portfolio
Shareholder Report [Line Items]
Fund Name	Insurance Portfolio
Class Name	Insurance Portfolio
Trading Symbol	FSPCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Insurance Portfolio for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Insurance Portfolio	$ 78	0.69%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending February 28, 2025, driven by strong corporate profits, the potential for artificial intelligence and the Federal Reserve's pivot to cutting interest rates.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the MSCI US IMI Insurance 25/50 Index for the fiscal year, especially within the property & casualty insurance industry. Picks among life & health insurance firms also hampered the fund's result, as did an overweight in the reinsurance category.
•The biggest individual relative detractor was an underweight in Progressive (+52%), despite being one of the fund's largest holdings. An underweight in Globe Life (+1%) hurt as well. The stock was not held at period end. Outsized exposure to American Financial Group (+4%) also detracted. The company was among our biggest holdings this period.
•In contrast, the biggest contributors to performance versus the industry index were picks and an overweight in insurance brokers. Stock selection among reinsurance firms further boosted relative performance. Also helping our relative result was an underweight in the multi-line insurance category.
•The top individual relative contributor was our stake in Baldwin Insurance (+49%). The stock was not held at period end. A position in Aon (+24%) was another plus. This was an investment we established this period and was among the fund's biggest holdings at the end of February. Exposure to Willis Towers Watson (+17%), an investment we established this period, also helped. The company was one of our biggest holdings at period end.
•Notable changes in positioning include increased exposure to the reinsurance industry and a lower allocation to life & health insurance stocks.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE February 28, 2015 through February 28, 2025. Initial investment of $10,000. Insurance Portfolio $10,000 $9,746 $12,825 $14,058 $14,018 $14,851 $17,159 $21,393 $23,265 $28,675 $35,546 MSCI U.S. IMI Insurance 25-50 Index $10,000 $9,817 $13,041 $14,134 $14,639 $15,148 $17,231 $21,431 $23,628 $28,221 $35,360 S&P 500® Index $10,000 $9,381 $11,724 $13,729 $14,371 $15,549 $20,414 $23,759 $21,932 $28,611 $33,877 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Insurance Portfolio 23.96% 19.07% 13.52% MSCI U.S. IMI Insurance 25-50 Index 25.30% 18.48% 13.46% S&P 500® Index 18.41% 16.85% 12.98% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 958,967,659
Holdings Count | shares	22
Advisory Fees Paid, Amount	$ 5,448,697
Investment Company Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2025)
KEY FACTS
Fund Size	$958,967,659
Number of Holdings	22
Total Advisory Fee	$5,448,697
Portfolio Turnover	55%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Insurance 92.9 Financial Services 6.5 Common Stocks 99.4 Short-Term Investments and Net Other Assets (Liabilities) 0.6 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.4 Short-Term Investments and Net Other Assets (Liabilities) - 0.6 United States 99.2 Australia 0.6 United Kingdom 0.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 99.2 Australia - 0.6 United Kingdom - 0.2
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Marsh & McLennan Cos Inc 11.7 Chubb Ltd 10.9 Arthur J Gallagher & Co 9.1 Aon PLC 8.7 The Travelers Companies, Inc. 7.4 Willis Towers Watson PLC 4.8 Reinsurance Group of America Inc 4.6 Hartford Insurance Group Inc/The 4.6 Progressive Corp/The 4.5 MetLife Inc 4.3 70.6
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Gold Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Gold Portfolio
Class Name	Fidelity Advisor® Gold Fund Class Z
Trading Symbol	FIJDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Gold Portfolio for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 77	0.60%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending February 28, 2025, driven by strong corporate profits, the potential for artificial intelligence and the Federal Reserve's pivot to cutting interest rates.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the S&P Global BMI Gold Capped 20/45 Linked Index for the fiscal year, led by choices in the gold industry. An out-of-index allocation to outperforming silver producers also boosted relative performance.
•The fund's top individual relative contributor was an overweight in Agnico Eagle Mines (+104%). We trimmed our stake in Agnico, but it was the fund's largest holding at period end. A second notable relative contributor was our non-index stake in Gatos Silver (+137%). The stock was not held at period end. An overweight in Lundin Gold (+142%) also meaningfully contributed, and although we trimmed the position this period, the company was one of the fund's largest holdings as of February 28.
•In contrast, the primary detractor from the fund's performance versus the industry index was non-index exposure to the diversified metals & mining, precious metals & minerals and diversified financial services groups.
•The biggest individual relative detractor was an underweight in Kinross Gold (+122%). A second notable relative detractor was our non-index stake in Ascot Resources (-84%). Another notable relative detractor was our larger-than-index stake in I-80 Gold (-63%). Both I-80 Gold and Ascot Resources were not held at period end.
•During the period, Ryan Oldham and Boris Shepov assumed co-management responsibilities for the fund, ultimately replacing Colin Anderson.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE October 2, 2018 through February 28, 2025. Initial investment of $10,000. Class Z $10,000 $11,480 $13,518 $15,832 $17,554 $14,207 $12,549 $19,696 S&P® Global BMI Gold Capped 20/45 Linked Index $10,000 $11,911 $14,808 $17,806 $19,820 $15,943 $15,835 $24,211 S&P 500® Index $10,000 $9,609 $10,397 $13,650 $15,887 $14,665 $19,131 $22,652 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class Z 56.95% 7.82% 11.15% S&P® Global BMI Gold Capped 20/45 Linked Index 52.89% 10.33% 14.78% S&P 500® Index 18.41% 16.85% 13.60% A From October 2, 2018 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Oct. 02, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,574,667,911
Holdings Count | shares	56
Advisory Fees Paid, Amount	$ 9,281,989
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2025)
KEY FACTS
Fund Size	$1,574,667,911
Number of Holdings	56
Total Advisory Fee	$9,281,989
Portfolio Turnover	17%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Metals & Mining* 98.6 Financial Services 0.0 *Includes gold bullion and/or silver bullion. Common Stocks 97.6 Other Investments 1.0 Short-Term Investments and Net Other Assets (Liabilities) 1.4 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.6 Other Investments - 1.0 Short-Term Investments and Net Other Assets (Liabilities) - 1.4 Canada 63.6 United States 12.2 Brazil 10.7 Australia 6.2 United Kingdom 2.8 South Africa 2.1 China 1.5 Burkina Faso 0.9 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Canada - 63.6 United States - 12.2 Brazil - 10.7 Australia - 6.2 United Kingdom - 2.8 South Africa - 2.1 China - 1.5 Burkina Faso - 0.9
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Agnico Eagle Mines Ltd/CA 16.0 Franco-Nevada Corp 11.8 Wheaton Precious Metals Corp 10.7 Newmont Corp 8.4 Alamos Gold Inc Class A 4.9 Barrick Gold Corp 4.0 Osisko Gold Royalties Ltd 3.8 Northern Star Resources Ltd 3.8 Anglogold Ashanti Plc 2.8 Orla Mining Ltd 2.8 69.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Natural Resources Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Natural Resources Fund
Class Name	Fidelity® Natural Resources Fund
Trading Symbol	FNARX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Natural Resources Fund for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Natural Resources Fund	$ 71	0.69%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending February 28, 2025, driven by strong corporate profits, the potential for artificial intelligence and the Federal Reserve's pivot to cutting interest rates.
•Against this backdrop, security selection was the primary detractor to the fund's performance versus the S&P North American Natural Resources Sector Index for the fiscal year, with picks in oil & gas exploration & production detracting most. Also hurting our result were an underweight in oil & gas storage & transportation and an overweight in integrated oil & gas.
•The fund's non-index stake in MEG Energy returned -27% and was the biggest individual relative detractor. The stock was one of our largest holdings. Not owning Williams Companies, an index component that gained 69%, was the second-largest relative detractor. Our stake in Kosmos Energy (-38%) also hurt. The stock was not held at period end.
•The fund's international holdings detracted overall, hampered in part by a broadly stronger U.S. dollar.
•In contrast, the biggest contributor to performance versus the industry index was stock selection in integrated oil & gas. An underweight in oil & gas exploration & production also boosted the fund's relative performance. Also contributing to our result was stock selection in copper.
•The top individual relative contributor was an underweight in ConocoPhillips (-9%). This was a position we established this period. The second-largest relative contributor was an underweight in Canadian Natural Resources (-15%). The stock was not in the portfolio as of February 28. Another notable relative contributor was an underweight in Schlumberger (-12%). The stock was not held at period end.
•Notable changes in positioning include higher allocations to the oil & gas storage & transportation and gold industries.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE February 28, 2015 through February 28, 2025. Initial investment of $10,000. Fidelity® Natural Resources Fund $10,000 $6,978 $9,388 $8,998 $8,453 $6,910 $7,930 $11,872 $14,220 $15,154 $15,777 S&P® North American Natural Resources Sector Index $10,000 $7,149 $9,440 $9,158 $8,949 $7,419 $8,538 $12,359 $13,619 $14,597 $16,357 S&P 500® Index $10,000 $9,381 $11,724 $13,729 $14,371 $15,549 $20,414 $23,759 $21,932 $28,611 $33,877 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® Natural Resources Fund 4.11% 17.95% 4.67% S&P® North American Natural Resources Sector Index 12.06% 17.13% 5.04% S&P 500® Index 18.41% 16.85% 12.98% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 571,855,459
Holdings Count | shares	38
Advisory Fees Paid, Amount	$ 4,208,766
Investment Company Portfolio Turnover	68.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2025)
KEY FACTS
Fund Size	$571,855,459
Number of Holdings	38
Total Advisory Fee	$4,208,766
Portfolio Turnover	68%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Oil, Gas & Consumable Fuels 73.3 Metals & Mining 16.3 Containers & Packaging 6.8 Energy Equipment & Services 1.4 Construction Materials 1.0 Common Stocks 98.8 Short-Term Investments and Net Other Assets (Liabilities) 1.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.8 Short-Term Investments and Net Other Assets (Liabilities) - 1.2 United States 54.3 Canada 34.8 Portugal 4.2 Brazil 2.6 Zambia 2.5 Congo Democratic Republic Of 1.1 Norway 0.5 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 54.3 Canada - 34.8 Portugal - 4.2 Brazil - 2.6 Zambia - 2.5 Congo Democratic Republic Of - 1.1 Norway - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Exxon Mobil Corp 21.3 Shell PLC ADR 10.7 Imperial Oil Ltd 10.2 MEG Energy Corp 4.8 Valero Energy Corp 4.4 Galp Energia SGPS SA 4.2 Agnico Eagle Mines Ltd/CA (United States) 3.8 Athabasca Oil Corp 3.2 AptarGroup Inc 2.7 Wheaton Precious Metals Corp (United States) 2.6 67.9
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Select Utilities Portfolio
Shareholder Report [Line Items]
Fund Name	Utilities Portfolio
Class Name	Utilities Portfolio
Trading Symbol	FSUTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Utilities Portfolio for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Utilities Portfolio	$ 77	0.66%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending February 28, 2025, driven by strong corporate profits, the potential for artificial intelligence and the Federal Reserve's pivot to cutting interest rates.
•Against this backdrop, industry positioning was the primary contributor to the fund's performance versus the MSCI U.S. IMI Utilities 25/50 Index for the fiscal year, led by an overweight in independent power producers & energy traders. Security selection and an underweight in multi-utilities also boosted the fund's relative performance. Also lifting the fund's relative result was an underweight in water utilities.
•The top individual relative contributor was an overweight in Vistra (+148%). The stock was one of our biggest holdings. The second-largest relative contributor was an overweight in Entergy (+78%), which we trimmed during the period. Our stake in NextEra Energy (+30%) also helped. The company was the fund's biggest holding.
•In contrast, the biggest detractor from performance versus the sector index was security selection in independent power producers & energy traders. Also hurting our result were stock picks in renewable electricity and coal & consumable fuels. Lastly, the fund's position in cash detracted.
•The largest individual relative detractor was our stake in XPLR Infrastructure (-19%). The stock was not held at period end. The second-largest relative detractor was an overweight in PG&E (-1%). The stock was one of the fund's biggest holdings this period, but we reduced the size of the fund's stake. Another notable relative detractor was an overweight in Sempra (+4%), which was among the fund's largest holdings.
•Notable changes in positioning include a higher allocation to multi-utilities.
•On December 3, 2024, Pranay Kirpalani assumed portfolio management responsibilities for the fund, succeeding Douglas Simmons.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE February 28, 2015 through February 28, 2025. Initial investment of $10,000. Utilities Portfolio $10,000 $9,581 $11,326 $11,891 $14,290 $15,625 $15,617 $18,614 $18,886 $20,021 $26,802 MSCI U.S. IMI Utilities 25-50 Index $10,000 $10,554 $12,376 $12,185 $14,765 $16,350 $15,908 $18,968 $18,782 $18,397 $24,229 S&P 500® Index $10,000 $9,381 $11,724 $13,729 $14,371 $15,549 $20,414 $23,759 $21,932 $28,611 $33,877 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Utilities Portfolio 33.87% 11.40% 10.36% MSCI U.S. IMI Utilities 25-50 Index 31.70% 8.18% 9.25% S&P 500® Index 18.41% 16.85% 12.98% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,976,718,058
Holdings Count | shares	33
Advisory Fees Paid, Amount	$ 10,300,645
Investment Company Portfolio Turnover	69.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2025)
KEY FACTS
Fund Size	$1,976,718,058
Number of Holdings	33
Total Advisory Fee	$10,300,645
Portfolio Turnover	69%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Electric Utilities 64.6 Multi-Utilities 21.4 Independent Power and Renewable Electricity Producers 6.5 Gas Utilities 2.4 Electrical Equipment 0.6 Semiconductors & Semiconductor Equipment 0.1 Common Stocks 95.6 Short-Term Investments and Net Other Assets (Liabilities) 4.4 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 95.6 Short-Term Investments and Net Other Assets (Liabilities) - 4.4 United States 100.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 100.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) NextEra Energy Inc 9.4 Duke Energy Corp 9.1 Exelon Corp 6.0 Constellation Energy Corp 5.3 Entergy Corp 4.8 Sempra 4.7 Ameren Corp 4.5 Vistra Corp 4.3 Xcel Energy Inc 4.1 CenterPoint Energy Inc 4.1 56.3
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Select Brokerage and Investment Management Portfolio
Shareholder Report [Line Items]
Fund Name	Brokerage and Investment Management Portfolio
Class Name	Brokerage and Investment Management Portfolio
Trading Symbol	FSLBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Brokerage and Investment Management Portfolio for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Brokerage and Investment Management Portfolio	$ 79	0.68%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending February 28, 2025, driven by strong corporate profits, the potential for artificial intelligence and the Federal Reserve's pivot to cutting interest rates.
•Against this backdrop, market selection was the primary detractor from the fund's performance versus the MSCI US IMI Capital Markets 5% Capped Linked Index for the fiscal year, especially an underweight in investment banking & brokerage. An overweight in financial exchanges & data also hampered the fund's result. Also hurting our result was security selection in investment banking & brokerage and application software.
•Not owning Goldman Sachs, an index component that gained about 63%, was the largest individual relative detractor. A second notable relative detractor was an underweight in Morgan Stanley (+60%). The stock was not held at period end. Not owning Bank of New York Mellon, an index component that gained 63%, was another notable relative detractor.
•In contrast, the biggest contributor to performance versus the industry index was stock picking in financial exchanges & data. Stock picking in application software and diversified financial services also boosted the fund's relative performance.
•The top individual relative contributor this period was avoiding T Rowe Price, an index component that returned about -3%. The second-largest relative contributor was an underweight in FactSet Research Systems (+1%). The stock was not held at period end. Another notable relative contributor this period was avoiding Franklin Resources, an index component that returned -22%.
•Notable changes in positioning include increased exposure to diversified financial services.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE February 28, 2015 through February 28, 2025. Initial investment of $10,000. Brokerage and Investment Management Portfolio $10,000 $7,777 $10,247 $13,066 $12,016 $13,131 $18,343 $22,324 $21,659 $27,063 $35,280 MSCI U.S. IMI Capital Markets 5% Capped Linked Index $10,000 $7,522 $10,397 $13,337 $12,340 $13,264 $18,605 $22,550 $21,574 $26,316 $35,172 S&P 500® Index $10,000 $9,381 $11,724 $13,729 $14,371 $15,549 $20,414 $23,759 $21,932 $28,611 $33,877 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Brokerage and Investment Management Portfolio 30.36% 21.86% 13.44% MSCI U.S. IMI Capital Markets 5% Capped Linked Index 33.65% 21.54% 13.40% S&P 500® Index 18.41% 16.85% 12.98% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,477,532,440
Holdings Count | shares	40
Advisory Fees Paid, Amount	$ 6,906,328
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2025)
KEY FACTS
Fund Size	$1,477,532,440
Number of Holdings	40
Total Advisory Fee	$6,906,328
Portfolio Turnover	16%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Capital Markets 95.7 Financial Services 4.4 Common Stocks 100.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 100.1 Short-Term Investments and Net Other Assets (Liabilities) - (0.1)% United States 96.9 Canada 1.2 United Kingdom 1.0 Grand Cayman (UK Overseas Ter) 0.4 Luxembourg 0.4 Sweden 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 96.9 Canada - 1.2 United Kingdom - 1.0 Grand Cayman (UK Overseas Ter) - 0.4 Luxembourg - 0.4 Sweden - 0.1
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Moody's Corp 8.7 Intercontinental Exchange Inc 5.4 S&P Global Inc 5.2 KKR & Co Inc Class A 5.1 Charles Schwab Corp/The 5.0 Blue Owl Capital Inc Class A 4.9 Blackstone Inc 4.6 Ares Management Corp Class A 4.5 Ameriprise Financial Inc 4.5 Blackrock Inc 4.4 52.3
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Communication Services Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Communication Services Portfolio
Class Name	Fidelity Advisor® Communication Services Fund Class Z
Trading Symbol	FGKMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Communication Services Portfolio for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 66	0.58%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.58%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending February 28, 2025, driven by strong corporate profits, the potential for artificial intelligence and the Federal Reserve's pivot to cutting interest rates.
•Against this backdrop, security selection contributed to the fund's performance versus the MSCI U.S. IMI Communication Services 25/50 (Media Linked) Index for the fiscal year, led by interactive home entertainment. Picks in integrated telecommunication services and movies & entertainment also helped.
•The top individual relative contributor was our non-index stake in Sea (+159%), and we decreased our stake this period. The second-largest relative contributor was an underweight in Comcast (-14%), and we decreased our stake this period. A non-index stake in Spotify Technology (+135%) also helped.
•In contrast, the biggest detractor from performance versus the sector index was security selection in alternative carriers. Also hurting our result was non-index exposure to passenger ground transportation and semiconductors.
•The biggest individual relative detractor was our non-index stake in Uber Technologies (-14%). The stock was not held at period end. A second notable relative detractor was an underweight in Fox (+98%), a position we added this period.
•Notable changes in positioning include decreased exposure to the cable & satellite industry and a higher allocation to interactive home entertainment.
•On July 26, 2024, Priyanshu Bakshi assumed co-management responsibilities for the fund, joining Co-Manager Matt Drukker. On December 31, 2024, Matt Drukker came off the fund.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE November 30, 2018 through February 28, 2025. Initial investment of $10,000. Class Z $10,000 $10,392 $11,679 $17,691 $16,868 $13,456 $20,501 $26,121 MSCI U.S. IMI Communication Services 25-50 (Media Linked) Index $10,000 $10,165 $11,143 $16,203 $15,274 $11,667 $16,606 $21,023 S&P 500® Index $10,000 $10,142 $10,972 $14,406 $16,767 $15,477 $20,190 $23,907 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class Z 27.41% 17.47% 16.61% MSCI U.S. IMI Communication Services 25-50 (Media Linked) Index 26.60% 13.54% 12.62% S&P 500® Index 18.41% 16.85% 14.96% A From November 30, 2018 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Nov. 30, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,887,809,083
Holdings Count | shares	42
Advisory Fees Paid, Amount	$ 10,666,617
Investment Company Portfolio Turnover	83.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2025)
KEY FACTS
Fund Size	$1,887,809,083
Number of Holdings	42
Total Advisory Fee	$10,666,617
Portfolio Turnover	83%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Interactive Media & Services 47.2 Entertainment 26.4 Media 6.4 Diversified Telecommunication Services 5.6 Wireless Telecommunication Services 4.9 Broadline Retail 4.6 Semiconductors & Semiconductor Equipment 2.2 Capital Markets 0.4 Automobiles 0.1 Others 0.1 Common Stocks 97.8 Preferred Stocks 0.1 Short-Term Investments and Net Other Assets (Liabilities) 2.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.8 Preferred Stocks - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - 2.1 United States 95.7 China 1.5 Singapore 1.1 Japan 0.9 Taiwan 0.5 United Kingdom 0.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 95.7 China - 1.5 Singapore - 1.1 Japan - 0.9 Taiwan - 0.5 United Kingdom - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Meta Platforms Inc Class A 25.0 Alphabet Inc Class A 20.2 Netflix Inc 5.0 Walt Disney Co/The 5.0 T-Mobile US Inc 4.9 AT&T Inc 4.9 Amazon.com Inc 3.1 Take-Two Interactive Software Inc 2.6 Warner Bros Discovery Inc 2.3 Charter Communications Inc Class A 2.2 75.2
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Consumer Staples Fund - Class A
Shareholder Report [Line Items]
Fund Name	Consumer Staples Portfolio
Class Name	Fidelity Advisor® Consumer Staples Fund Class A
Trading Symbol	FDAGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Consumer Staples Portfolio for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 100	0.97%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.97%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending February 28, 2025, driven by strong corporate profits, the potential for artificial intelligence and the Federal Reserve's pivot to cutting interest rates.
•Against this backdrop, market selection was the primary detractor from the fund's performance versus the MSCI US IMI Consumer Staples 25/50 Index for the fiscal year, especially an underweight in consumer staples merchandise retail. Also hurting our result were overweights in distillers & vintners and personal care products.
•The biggest individual relative detractor was an underweight in Costco Wholesale (+42%). This was a position we established this period. The second-largest relative detractor was an overweight in Estee Lauder (-51%). This period we increased our stake in Estee Lauder. The company was one of the fund's largest holdings. An underweight in Walmart (+70%) also hurt. The company was among our largest holdings.
•In contrast, the biggest contributor to performance versus the sector index was stock selection in soft drinks & non-alcoholic beverages. Picks in personal care products and distillers & vintners also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Kenvue (+29%). This period we decreased our investment in Kenvue. The company was among our biggest holdings this period. The second-largest relative contributor was an underweight in Dollar General (-48%). The stock was not held at period end. An overweight in Coca-Cola (+22%) also contributed. The stock was the fund's biggest holding at period end.
•Notable changes in positioning include decreased exposure to the tobacco industry and a higher allocation to consumer staples merchandise retail.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE February 28, 2015 through February 28, 2025. Initial investment of $10,000 and the current sales charge was paid. Class A $9,425 $9,094 $10,177 $10,006 $9,974 $10,589 $12,284 $14,596 $14,379 $15,083 $16,100 MSCI U.S. IMI Consumer Staples 25-50 Index $10,000 $10,343 $11,601 $11,557 $12,187 $13,064 $15,104 $18,105 $17,922 $19,529 $22,668 S&P 500® Index $10,000 $9,381 $11,724 $13,729 $14,371 $15,549 $20,414 $23,759 $21,932 $28,611 $33,877 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class A (incl. 5.75% sales charge) 0.60% 7.46% 4.88% Class A (without 5.75% sales charge) 6.74% 8.74% 5.50% MSCI U.S. IMI Consumer Staples 25-50 Index 16.08% 11.65% 8.53% S&P 500® Index 18.41% 16.85% 12.98% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,268,078,291
Holdings Count | shares	35
Advisory Fees Paid, Amount	$ 9,058,569
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2025)
KEY FACTS
Fund Size	$1,268,078,291
Number of Holdings	35
Total Advisory Fee	$9,058,569
Portfolio Turnover	45%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Beverages 41.1 Food Products 16.9 Household Products 16.7 Consumer Staples Distribution & Retail 16.5 Personal Care Products 6.8 Tobacco 1.6 Common Stocks 99.6 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.6 Short-Term Investments and Net Other Assets (Liabilities) - 0.4 United States 96.1 United Kingdom 3.9 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 96.1 United Kingdom - 3.9
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Coca-Cola Co/The 14.5 Procter & Gamble Co/The 12.9 Keurig Dr Pepper Inc 10.3 Walmart Inc 8.2 Constellation Brands Inc Class A 4.8 Estee Lauder Cos Inc/The Class A 4.2 JM Smucker Co 3.9 Energizer Holdings Inc 3.5 Mondelez International Inc 3.3 Target Corp 3.3 68.9
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Select Industrials Portfolio
Shareholder Report [Line Items]
Fund Name	Industrials Portfolio
Class Name	Industrials Portfolio
Trading Symbol	FCYIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Industrials Portfolio for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Industrials Portfolio	$ 74	0.69%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending February 28, 2025, driven by strong corporate profits, the potential for artificial intelligence and the Federal Reserve's pivot to cutting interest rates.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the MSCI US IMI Industrials 25/50 Linked Index for the fiscal year, led by aerospace & defense. An overweight in heavy electrical equipment also boosted relative performance. Further lifting the fund's relative result were picks in industrial machinery & supplies & components.
•The top individual relative contributor was an overweight in Howmet Aerospace (+106%). The stock was among the fund's largest holdings. The second-largest relative contributor was an overweight in GE Vernova (+140%). This was a position we established this period. The stock was among our biggest holdings. An overweight in GE Aerospace (+67%) also helped. The stock was the fund's largest holding.
•In contrast, the primary detractors from performance versus the sector index were stock picking and an overweight in cargo ground transportation. Stock picks in construction & engineering also hampered the fund's result. Also detracting from our result was an underweight in industrial conglomerates.
•The biggest individual relative detractor was our stake in Saia (-36%). The stock was not held at period end. The second-largest relative detractor was an underweight in RTX (+52%). This was a position we established this period. Another notable relative detractor was an underweight in 3M (+104%). This was a position we established this period.
•Notable changes in positioning include increased exposure to the heavy electrical equipment and trading companies & distributors industries.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE February 28, 2015 through February 28, 2025. Initial investment of $10,000. Industrials Portfolio $10,000 $9,171 $11,480 $13,286 $13,226 $12,986 $15,766 $17,237 $17,442 $22,932 $26,061 MSCI U.S. IMI Industrials 25-50 Index $10,000 $9,198 $11,948 $13,866 $14,109 $14,011 $18,108 $19,709 $20,294 $25,119 $28,277 S&P 500® Index $10,000 $9,381 $11,724 $13,729 $14,371 $15,549 $20,414 $23,759 $21,932 $28,611 $33,877 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Industrials Portfolio 13.64% 14.95% 10.05% MSCI U.S. IMI Industrials 25-50 Index 12.57% 15.08% 10.95% S&P 500® Index 18.41% 16.85% 12.98% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 676,192,490
Holdings Count | shares	54
Advisory Fees Paid, Amount	$ 4,126,637
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2025)
KEY FACTS
Fund Size	$676,192,490
Number of Holdings	54
Total Advisory Fee	$4,126,637
Portfolio Turnover	32%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Aerospace & Defense 25.9 Machinery 22.3 Electrical Equipment 12.8 Ground Transportation 10.8 Building Products 9.6 Trading Companies & Distributors 6.9 Construction & Engineering 3.2 Commercial Services & Supplies 3.1 Professional Services 2.5 Others 2.7 Common Stocks 99.8 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.8 Short-Term Investments and Net Other Assets (Liabilities) - 0.2 United States 100.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 100.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) GE Aerospace 7.2 Howmet Aerospace Inc 6.1 GE Vernova Inc 5.3 Parker-Hannifin Corp 4.4 Boeing Co 4.0 TransDigm Group Inc 3.7 Trane Technologies PLC 3.7 Ingersoll Rand Inc 3.6 Union Pacific Corp 3.5 Deere & Co 3.4 44.9
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Consumer Staples Fund - Class C
Shareholder Report [Line Items]
Fund Name	Consumer Staples Portfolio
Class Name	Fidelity Advisor® Consumer Staples Fund Class C
Trading Symbol	FDCGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Consumer Staples Portfolio for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 177	1.72%

Expenses Paid, Amount	$ 177
Expense Ratio, Percent	1.72%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending February 28, 2025, driven by strong corporate profits, the potential for artificial intelligence and the Federal Reserve's pivot to cutting interest rates.
•Against this backdrop, market selection was the primary detractor from the fund's performance versus the MSCI US IMI Consumer Staples 25/50 Index for the fiscal year, especially an underweight in consumer staples merchandise retail. Also hurting our result were overweights in distillers & vintners and personal care products.
•The biggest individual relative detractor was an underweight in Costco Wholesale (+42%). This was a position we established this period. The second-largest relative detractor was an overweight in Estee Lauder (-51%). This period we increased our stake in Estee Lauder. The company was one of the fund's largest holdings. An underweight in Walmart (+70%) also hurt. The company was among our largest holdings.
•In contrast, the biggest contributor to performance versus the sector index was stock selection in soft drinks & non-alcoholic beverages. Picks in personal care products and distillers & vintners also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Kenvue (+29%). This period we decreased our investment in Kenvue. The company was among our biggest holdings this period. The second-largest relative contributor was an underweight in Dollar General (-48%). The stock was not held at period end. An overweight in Coca-Cola (+22%) also contributed. The stock was the fund's biggest holding at period end.
•Notable changes in positioning include decreased exposure to the tobacco industry and a higher allocation to consumer staples merchandise retail.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE February 28, 2015 through February 28, 2025. Initial investment of $10,000. Class C $10,000 $9,577 $10,637 $10,381 $10,271 $10,825 $12,464 $14,698 $14,370 $15,074 $16,090 MSCI U.S. IMI Consumer Staples 25-50 Index $10,000 $10,343 $11,601 $11,557 $12,187 $13,064 $15,104 $18,105 $17,922 $19,529 $22,668 S&P 500® Index $10,000 $9,381 $11,724 $13,729 $14,371 $15,549 $20,414 $23,759 $21,932 $28,611 $33,877 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class C (incl. contingent deferred sales charge) 4.95% 7.93% 4.87% Class C 5.94% 7.93% 4.87% MSCI U.S. IMI Consumer Staples 25-50 Index 16.08% 11.65% 8.53% S&P 500® Index 18.41% 16.85% 12.98% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,268,078,291
Holdings Count | shares	35
Advisory Fees Paid, Amount	$ 9,058,569
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2025)
KEY FACTS
Fund Size	$1,268,078,291
Number of Holdings	35
Total Advisory Fee	$9,058,569
Portfolio Turnover	45%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Beverages 41.1 Food Products 16.9 Household Products 16.7 Consumer Staples Distribution & Retail 16.5 Personal Care Products 6.8 Tobacco 1.6 Common Stocks 99.6 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.6 Short-Term Investments and Net Other Assets (Liabilities) - 0.4 United States 96.1 United Kingdom 3.9 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 96.1 United Kingdom - 3.9
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Coca-Cola Co/The 14.5 Procter & Gamble Co/The 12.9 Keurig Dr Pepper Inc 10.3 Walmart Inc 8.2 Constellation Brands Inc Class A 4.8 Estee Lauder Cos Inc/The Class A 4.2 JM Smucker Co 3.9 Energizer Holdings Inc 3.5 Mondelez International Inc 3.3 Target Corp 3.3 68.9
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Environment and Alternative Energy Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Environment and Alternative Energy Fund
Class Name	Fidelity® Environment and Alternative Energy Fund
Trading Symbol	FSLEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Environment and Alternative Energy Fund for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Environment and Alternative Energy Fund	$ 73	0.69%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending February 28, 2025, driven by strong corporate profits, the potential for artificial intelligence and the Federal Reserve's pivot to cutting interest rates.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the FTSE EO & Alternative Energy Index for the fiscal year, particularly in the semiconductors category. An underweight in automobile manufacturers also hampered the fund's result. Picks and a smaller-than-index allocation to aerospace & defense stocks hurt as well.
•The biggest individual relative detractor was an underweight in GE Aerospace (+67%), a stake we established this period. Not owning Cisco Systems, an index component that gained  approximately 37%, also hurt. A non-index stake in ON Semiconductor returned about -40% and further pressured performance.
•In contrast, the primary contributor to performance versus the index was stock selection in the commodity chemicals group. An overweight in IT consulting & other services and an underweight among renewable electricity firms also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in GE Vernova (+129%). This was a position we established this period. Not owning CSX, an index component that returned about -14%, helped as well. Another notable relative contributor this period was avoiding Nucor, an index component that returned approximately -27%.
•Notable changes in positioning include decreased exposure to the life sciences tools & services category and a higher allocation to building products companies.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE February 28, 2015 through February 28, 2025. Initial investment of $10,000. Fidelity® Environment and Alternative Energy Fund $10,000 $8,937 $11,888 $13,996 $14,050 $13,720 $19,066 $21,168 $19,165 $23,814 $26,428 FTSE® Environmental Opportunities & Alternative Energy Index $10,000 $8,880 $11,283 $13,763 $14,305 $15,816 $24,824 $27,612 $26,523 $32,315 $38,119 S&P 500® Index $10,000 $9,381 $11,724 $13,729 $14,371 $15,549 $20,414 $23,759 $21,932 $28,611 $33,877 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® Environment and Alternative Energy Fund 10.98% 14.01% 10.21% FTSE® Environmental Opportunities & Alternative Energy Index 17.96% 19.24% 14.32% S&P 500® Index 18.41% 16.85% 12.98% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 526,169,465
Holdings Count | shares	71
Advisory Fees Paid, Amount	$ 3,689,411
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2025)
KEY FACTS
Fund Size	$526,169,465
Number of Holdings	71
Total Advisory Fee	$3,689,411
Portfolio Turnover	38%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Software 11.3 Semiconductors & Semiconductor Equipment 9.1 Chemicals 8.6 IT Services 8.0 Electrical Equipment 7.9 Building Products 7.4 Automobiles 6.8 Machinery 5.8 Commercial Services & Supplies 5.1 Others 30.0 Common Stocks 100.0 Preferred Stocks 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 100.0 Preferred Stocks - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.0 United States 93.0 China 3.8 Germany 1.8 Japan 0.6 Canada 0.5 Bailiwick Of Jersey 0.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 93.0 China - 3.8 Germany - 1.8 Japan - 0.6 Canada - 0.5 Bailiwick Of Jersey - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Microsoft Corp 11.3 Linde PLC 7.2 IBM Corporation 7.1 Tesla Inc 6.5 Prologis Inc 4.3 Republic Services Inc 3.7 Eaton Corp PLC 3.6 NXP Semiconductors NV 3.2 Arista Networks Inc 3.1 Trane Technologies PLC 2.9 52.9
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Select Consumer Staples Portfolio
Shareholder Report [Line Items]
Fund Name	Consumer Staples Portfolio
Class Name	Consumer Staples Portfolio
Trading Symbol	FDFAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Consumer Staples Portfolio for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Consumer Staples Portfolio	$ 70	0.67%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending February 28, 2025, driven by strong corporate profits, the potential for artificial intelligence and the Federal Reserve's pivot to cutting interest rates.
•Against this backdrop, market selection was the primary detractor from the fund's performance versus the MSCI US IMI Consumer Staples 25/50 Index for the fiscal year, especially an underweight in consumer staples merchandise retail. Also hurting our result were overweights in distillers & vintners and personal care products.
•The biggest individual relative detractor was an underweight in Costco Wholesale (+42%). This was a position we established this period. The second-largest relative detractor was an overweight in Estee Lauder (-51%). This period we increased our stake in Estee Lauder. The company was one of the fund's largest holdings. An underweight in Walmart (+70%) also hurt. The company was among our largest holdings.
•In contrast, the biggest contributor to performance versus the sector index was stock selection in soft drinks & non-alcoholic beverages. Picks in personal care products and distillers & vintners also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Kenvue (+29%). This period we decreased our investment in Kenvue. The company was among our biggest holdings this period. The second-largest relative contributor was an underweight in Dollar General (-48%). The stock was not held at period end. An overweight in Coca-Cola (+22%) also contributed. The stock was the fund's biggest holding at period end.
•Notable changes in positioning include decreased exposure to the tobacco industry and a higher allocation to consumer staples merchandise retail.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE February 28, 2015 through February 28, 2025. Initial investment of $10,000. Consumer Staples Portfolio $10,000 $9,675 $10,859 $10,707 $10,704 $11,397 $13,260 $15,801 $15,609 $16,420 $17,578 MSCI U.S. IMI Consumer Staples 25-50 Index $10,000 $10,343 $11,601 $11,557 $12,187 $13,064 $15,104 $18,105 $17,922 $19,529 $22,668 S&P 500® Index $10,000 $9,381 $11,724 $13,729 $14,371 $15,549 $20,414 $23,759 $21,932 $28,611 $33,877 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Consumer Staples Portfolio 7.05% 9.05% 5.80% MSCI U.S. IMI Consumer Staples 25-50 Index 16.08% 11.65% 8.53% S&P 500® Index 18.41% 16.85% 12.98% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,268,078,291
Holdings Count | shares	35
Advisory Fees Paid, Amount	$ 9,058,569
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2025)
KEY FACTS
Fund Size	$1,268,078,291
Number of Holdings	35
Total Advisory Fee	$9,058,569
Portfolio Turnover	45%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Beverages 41.1 Food Products 16.9 Household Products 16.7 Consumer Staples Distribution & Retail 16.5 Personal Care Products 6.8 Tobacco 1.6 Common Stocks 99.6 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.6 Short-Term Investments and Net Other Assets (Liabilities) - 0.4 United States 96.1 United Kingdom 3.9 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 96.1 United Kingdom - 3.9
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Coca-Cola Co/The 14.5 Procter & Gamble Co/The 12.9 Keurig Dr Pepper Inc 10.3 Walmart Inc 8.2 Constellation Brands Inc Class A 4.8 Estee Lauder Cos Inc/The Class A 4.2 JM Smucker Co 3.9 Energizer Holdings Inc 3.5 Mondelez International Inc 3.3 Target Corp 3.3 68.9
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Select Wireless Portfolio
Shareholder Report [Line Items]
Fund Name	Wireless Portfolio
Class Name	Wireless Portfolio
Trading Symbol	FWRLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Wireless Portfolio for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Wireless Portfolio	$ 77	0.71%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending February 28, 2025, driven by strong corporate profits, the potential for artificial intelligence and the Federal Reserve's pivot to cutting interest rates.
•Against this backdrop, market selection was the primary detractor from the fund's performance versus the Fidelity Wireless Index for the fiscal year, especially an underweight in communications equipment. Also hurting our result was stock picking in technology hardware, storage & peripherals and interactive media & services.
•The biggest individual relative detractor this period was avoiding AST SpaceMobile, an index component that gained 755%. The second-largest relative detractor was a non-index stake in Samsung Electronics (-31%). It also hurt to avoid CommScope, an index component that gained 445% for the 12 months.
•The fund's international holdings detracted overall, hampered in part by a broadly stronger U.S. dollar.
•In contrast, the primary contributors to performance versus the industry index were stock picking and an underweight in integrated telecommunication services. Picks in wireless telecommunication services, semiconductors, and movies & entertainment also boosted the fund's relative result.
•The top individual relative contributor this period was avoiding BCE, an index component that returned approximately -31%. The second-largest relative contributor was a non-index investment in AppLovin (+171%). This was a stake we established this period. Another notable relative contributor was a non-index stake in Spotify Technology (+141%). This period we decreased our investment in the stock.
•Notable changes in positioning include decreased exposure to the interactive media & services industry and a higher allocation to technology hardware, storage & peripherals.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE February 28, 2015 through February 28, 2025. Initial investment of $10,000. Wireless Portfolio $10,000 $8,893 $11,035 $12,934 $12,961 $15,944 $21,699 $22,654 $19,304 $23,131 $27,365 Fidelity Wireless Index℠ $10,000 $9,066 $10,496 $11,800 $12,073 $13,926 $17,590 $19,439 $17,130 $18,141 $21,586 S&P 500® Index $10,000 $9,381 $11,724 $13,729 $14,371 $15,549 $20,414 $23,759 $21,932 $28,611 $33,877 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Wireless Portfolio 18.31% 11.41% 10.59% Fidelity Wireless Index℠ 18.99% 9.16% 8.00% S&P 500® Index 18.41% 16.85% 12.98% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 325,789,894
Holdings Count | shares	51
Advisory Fees Paid, Amount	$ 2,194,152
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2025)
KEY FACTS
Fund Size	$325,789,894
Number of Holdings	51
Total Advisory Fee	$2,194,152
Portfolio Turnover	49%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Diversified Telecommunication Services 25.6 Technology Hardware, Storage & Peripherals 18.2 Semiconductors & Semiconductor Equipment 16.7 Wireless Telecommunication Services 13.1 Specialized REITs 10.9 Communications Equipment 7.5 Media 3.2 Oil, Gas & Consumable Fuels 1.0 Interactive Media & Services 1.0 Others 2.1 Common Stocks 99.3 Short-Term Investments and Net Other Assets (Liabilities) 0.7 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.7 United States 82.8 Canada 2.9 China 2.3 Spain 1.9 Finland 1.9 United Kingdom 1.8 Korea (South) 1.6 Singapore 1.3 India 1.0 Others 2.5 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 82.8 Canada - 2.9 China - 2.3 Spain - 1.9 Finland - 1.9 United Kingdom - 1.8 Korea (South) - 1.6 Singapore - 1.3 India - 1.0 Others - 2.5
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Apple Inc 16.6 Verizon Communications Inc 11.4 American Tower Corp 8.2 Marvell Technology Inc 6.7 T-Mobile US Inc 6.7 Motorola Solutions Inc 5.0 AT&T Inc 4.9 QUALCOMM Inc 4.6 United States Cellular Corp 2.7 NXP Semiconductors NV 2.3 69.1
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Select Banking Portfolio
Shareholder Report [Line Items]
Fund Name	Banking Portfolio
Class Name	Banking Portfolio
Trading Symbol	FSRBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Banking Portfolio for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Banking Portfolio	$ 84	0.71%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending February 28, 2025, driven by strong corporate profits, the potential for artificial intelligence and the Federal Reserve's pivot to cutting interest rates.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the MSCI US IMI Banks 5% Capped Linked Index for the fiscal year, especially among regional banks. Picks in asset management & custody banks and consumer finance also boosted the fund's relative performance.
•The top individual relative contributor was our stake in Heartland Financial (+94%). The bank was bought by UMB Financial during the period. An overweight in M&T Bank (+42%), one of our biggest holdings, also helped. Outsized exposure to Old National Bancorp (+51%) was another plus. The stock was one of our largest holdings at period end.
•In contrast, the primary detractors from performance versus the industry index were security selection and an overweight in diversified banks. An underweight in regional banks also modestly hampered the fund's result. Lastly, the fund's position in cash hurt as well.
•The biggest individual relative detractor this period was avoiding JPMorgan Chase, an index component that rose about 45%. Outsized exposure to Popular (+23%), which was among our biggest holdings, also hurt. Another notable relative detractor was an overweight in Associated Banc (+23%).
•Notable changes in positioning include decreased exposure to diversified banks and a higher allocation to regional banks.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE February 28, 2015 through February 28, 2025. Initial investment of $10,000. Banking Portfolio $10,000 $8,743 $13,654 $15,335 $14,327 $13,460 $16,946 $20,906 $18,551 $18,620 $25,419 MSCI US IMI Banks 5% Capped Linked Index $10,000 $9,136 $14,548 $16,017 $15,303 $13,845 $17,917 $21,255 $18,627 $17,473 $23,393 S&P 500® Index $10,000 $9,381 $11,724 $13,729 $14,371 $15,549 $20,414 $23,759 $21,932 $28,611 $33,877 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Banking Portfolio 36.51% 13.56% 9.78% MSCI US IMI Banks 5% Capped Linked Index 33.88% 11.06% 8.87% S&P 500® Index 18.41% 16.85% 12.98% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 508,072,195
Holdings Count | shares	38
Advisory Fees Paid, Amount	$ 2,945,591
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2025)
KEY FACTS
Fund Size	$508,072,195
Number of Holdings	38
Total Advisory Fee	$2,945,591
Portfolio Turnover	31%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Banks 96.3 Capital Markets 3.0 Consumer Finance 0.6 Financial Services 0.0 Common Stocks 99.9 Short-Term Investments and Net Other Assets (Liabilities) 0.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.9 Short-Term Investments and Net Other Assets (Liabilities) - 0.1 United States 95.7 Puerto Rico 4.3 Cyprus 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 95.7 Puerto Rico - 4.3 Cyprus - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Wells Fargo & Co 8.6 Bank of America Corp 6.6 Citigroup Inc 6.0 US Bancorp 5.5 M&T Bank Corp 5.3 UMB Financial Corp 4.4 Truist Financial Corp 4.3 Popular Inc 4.3 Old National Bancorp/IN 3.7 East West Bancorp Inc 3.3 52.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Select Defense and Aerospace Portfolio
Shareholder Report [Line Items]
Fund Name	Defense and Aerospace Portfolio
Class Name	Defense and Aerospace Portfolio
Trading Symbol	FSDAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Defense and Aerospace Portfolio for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Defense and Aerospace Portfolio	$ 74	0.65%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending February 28, 2025, driven by strong corporate profits, the potential for artificial intelligence and the Federal Reserve's pivot to cutting interest rates.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the MSCI US IMI Aerospace & Defense 25/50 Linked Index for the fiscal year, especially within the aerospace & defense category. Also hurting our result was out-of-index exposure to steel and research & consulting services firms.
•The biggest individual relative detractor was an underweight in Rocket Lab (+347%), an investment we established this period. A smaller-than-index stake in RTX (+52%) also hurt, though the stock was among our largest holdings. Outsized exposure to shares of Boeing (-13%) further pressured performance. The company was among our largest holdings.
•In contrast, the primary contributor to performance versus the industry index was a non-index allocation to trading companies & distributors.
•The top individual relative contributor was our non-index stake in Rolls-Royce (+100%). Not owning Hexcel, an index component that returned -14%, was another plus. An underweight in Lockheed Martin (+7%) helped as well. This period we decreased our stake in Lockheed Martin though it remained one of the fund's biggest holdings.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE February 28, 2015 through February 28, 2025. Initial investment of $10,000. Defense and Aerospace Portfolio $10,000 $8,892 $11,948 $16,543 $17,134 $16,909 $17,025 $19,418 $19,716 $22,301 $27,875 MSCI U.S. IMI Aerospace & Defense 25-50 Index $10,000 $9,099 $12,749 $18,181 $19,384 $19,008 $19,287 $22,969 $23,783 $26,598 $33,746 S&P 500® Index $10,000 $9,381 $11,724 $13,729 $14,371 $15,549 $20,414 $23,759 $21,932 $28,611 $33,877 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Defense and Aerospace Portfolio 24.99% 10.52% 10.80% MSCI U.S. IMI Aerospace & Defense 25-50 Index 26.88% 12.17% 12.93% S&P 500® Index 18.41% 16.85% 12.98% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,836,808,347
Holdings Count | shares	35
Advisory Fees Paid, Amount	$ 10,997,199
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2025)
KEY FACTS
Fund Size	$1,836,808,347
Number of Holdings	35
Total Advisory Fee	$10,997,199
Portfolio Turnover	33%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Aerospace & Defense 97.6 Metals & Mining 1.0 Trading Companies & Distributors 0.5 Professional Services 0.5 Common Stocks 99.6 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.6 Short-Term Investments and Net Other Assets (Liabilities) - 0.4 United States 94.0 United Kingdom 3.0 Canada 1.3 Germany 0.9 France 0.7 Brazil 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 94.0 United Kingdom - 3.0 Canada - 1.3 Germany - 0.9 France - 0.7 Brazil - 0.1
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) GE Aerospace 20.9 Boeing Co 12.0 RTX Corp 10.0 Howmet Aerospace Inc 6.0 TransDigm Group Inc 5.0 Lockheed Martin Corp 4.8 General Dynamics Corp 4.3 HEICO Corp Class A 4.0 Axon Enterprise Inc 4.0 Northrop Grumman Corp 3.7 74.7
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Materials Fund - Class A
Shareholder Report [Line Items]
Fund Name	Materials Portfolio
Class Name	Fidelity Advisor® Materials Fund Class A
Trading Symbol	FMFAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Materials Portfolio for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 99	0.99%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending February 28, 2025, driven by strong corporate profits, the potential for artificial intelligence and the Federal Reserve's pivot to cutting interest rates.
•Against this backdrop, market selection was the primary detractor from the fund's performance versus the MSCI US IMI Materials 25/50 Linked Index for the fiscal year, especially an overweight in commodity chemicals. Also hurting our result were an overweight in diversified chemicals and an underweight in gold.
•The largest individual relative detractor was an overweight in Tronox Holdings (-45%). This period we notably decreased our investment. The second-largest relative detractor was an underweight in Newmont (+40%). This was a stake we established this period. Our investment in Dow (-28%) also hurt. The stock was among the fund's largest holdings this period but was not held at period end.
•In contrast, the biggest contributor to performance versus the sector index was stock selection in specialty chemicals. Picks in gold and copper also boosted the fund's relative performance.
•The top individual relative contributor was an underweight in Celanese (-66%). The stock was not in the portfolio at period end. The second-largest relative contributor was an overweight in Ecolab (+21%). The stock was one of our biggest holdings. A non-index stake in Wheaton Precious Metals gained 69% and notably helped; this period we increased our stake.
•The fund's international holdings contributed overall, despite a broadly stronger U.S. dollar.
•Notable changes in positioning include higher allocations to the gold and paper & plastic packaging products & materials industries.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE February 28, 2015 through February 28, 2025. Initial investment of $10,000 and the current sales charge was paid. Class A $9,425 $7,539 $9,815 $11,252 $9,835 $8,477 $12,484 $14,810 $14,868 $15,297 $15,288 MSCI U.S. IMI Materials 25-50 Index $10,000 $8,210 $11,022 $12,643 $11,832 $11,201 $16,054 $18,757 $18,879 $20,490 $21,220 S&P 500® Index $10,000 $9,381 $11,724 $13,729 $14,371 $15,549 $20,414 $23,759 $21,932 $28,611 $33,877 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class A (incl. 5.75% sales charge) -5.80% 11.19% 4.34% Class A (without 5.75% sales charge) -0.06% 12.52% 4.96% MSCI U.S. IMI Materials 25-50 Index 3.57% 13.63% 7.81% S&P 500® Index 18.41% 16.85% 12.98% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 757,001,120
Holdings Count | shares	45
Advisory Fees Paid, Amount	$ 5,679,025
Investment Company Portfolio Turnover	65.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2025)
KEY FACTS
Fund Size	$757,001,120
Number of Holdings	45
Total Advisory Fee	$5,679,025
Portfolio Turnover	65%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Chemicals 55.2 Metals & Mining 21.9 Containers & Packaging 12.9 Construction Materials 9.3 Paper & Forest Products 0.2 Common Stocks 99.5 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.5 Short-Term Investments and Net Other Assets (Liabilities) - 0.5 United States 86.4 Canada 6.6 Brazil 2.8 Zambia 2.4 Congo Democratic Republic Of 1.6 Germany 0.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 86.4 Canada - 6.6 Brazil - 2.8 Zambia - 2.4 Congo Democratic Republic Of - 1.6 Germany - 0.2
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Linde PLC 17.9 Ecolab Inc 9.2 Air Products and Chemicals Inc 6.3 International Paper Co 4.5 Corteva Inc 4.3 CRH PLC 3.9 AptarGroup Inc 3.8 Axalta Coating Systems Ltd 3.4 Balchem Corp 3.2 Nucor Corp 3.2 59.7
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Select Tech Hardware Portfolio
Shareholder Report [Line Items]
Fund Name	Tech Hardware Portfolio
Class Name	Tech Hardware Portfolio
Trading Symbol	FDCPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Tech Hardware Portfolio for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tech Hardware Portfolio	$ 76	0.68%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending February 28, 2025, driven by strong corporate profits, the potential for artificial intelligence and the Federal Reserve's pivot to cutting interest rates.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the FactSet Hardware Technology Linked Index for the fiscal year, especially within the semiconductors category. Picks among technology hardware, storage & peripherals stocks also hampered the fund's result. An underweight in consumer electronics hurt as well.
•The biggest individual relative detractor was an underweight in Xiaomi (+295%), one of our biggest holdings at period end. A smaller-than-index position in Sony Group (+44%) also hurt. This period we decreased our position in Sony Group, though it remained one of the fund's largest holdings. Our stake in Samsung Electronics (-32%) further detracted. The stock was one of our largest holdings.
•The fund's international holdings detracted overall, hampered in part by broadly stronger U.S. dollar.
•In contrast, the primary contributor to performance versus the industry index was an overweight in semiconductors. Stock selection and an overweight among communications equipment firms also boosted relative performance. An underweight in the technology hardware, storage & peripherals group helped as well.
•The top individual relative contributor was an underweight in Super Micro Computer (-52%). Outsized exposure to Dell Technologies (+12%), one of the fund's largest holdings this period, was another plus. An overweight stake in Cisco Systems (+37%), the fund's biggest holding, also helped.
•Notable changes in positioning include higher allocations to interactive home entertainment stocks and systems software companies.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE February 28, 2015 through February 28, 2025. Initial investment of $10,000. Tech Hardware Portfolio $10,000 $7,844 $11,105 $13,861 $13,936 $16,417 $26,693 $27,954 $24,147 $31,687 $38,206 FactSet Hardware Technology Linked Index $10,000 $7,509 $10,435 $12,703 $11,915 $13,453 $21,661 $22,659 $19,814 $25,309 $31,019 S&P 500® Index $10,000 $9,381 $11,724 $13,729 $14,371 $15,549 $20,414 $23,759 $21,932 $28,611 $33,877 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Tech Hardware Portfolio 20.58% 18.41% 14.34% FactSet Hardware Technology Linked Index 22.56% 18.18% 11.99% S&P 500® Index 18.41% 16.85% 12.98% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,050,766,252
Holdings Count | shares	38
Advisory Fees Paid, Amount	$ 6,678,859
Investment Company Portfolio Turnover	70.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2025)
KEY FACTS
Fund Size	$1,050,766,252
Number of Holdings	38
Total Advisory Fee	$6,678,859
Portfolio Turnover	70%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Technology Hardware, Storage & Peripherals 33.5 Communications Equipment 27.5 Household Durables 12.2 Electronic Equipment, Instruments & Components 5.9 Semiconductors & Semiconductor Equipment 5.7 Entertainment 4.9 Software 4.5 Interactive Media & Services 3.5 Common Stocks 97.6 Preferred Stocks 0.1 Short-Term Investments and Net Other Assets (Liabilities) 2.3 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.6 Preferred Stocks - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - 2.3 United States 62.6 Japan 18.6 Korea (South) 9.7 China 4.9 Taiwan 3.3 Finland 0.9 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 62.6 Japan - 18.6 Korea (South) - 9.7 China - 4.9 Taiwan - 3.3 Finland - 0.9
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Cisco Systems Inc 11.9 Sony Group Corp 10.4 Samsung Electronics Co Ltd 8.5 Apple Inc 7.8 Arista Networks Inc 7.0 Motorola Solutions Inc 5.0 Nintendo Co Ltd 4.9 Xiaomi Corp B Shares 4.9 Western Digital Corp 3.0 Dell Technologies Inc Class C 3.0 66.4
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Gold Fund - Class M
Shareholder Report [Line Items]
Fund Name	Gold Portfolio
Class Name	Fidelity Advisor® Gold Fund Class M
Trading Symbol	FGDTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Gold Portfolio for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 156	1.22%

Expenses Paid, Amount	$ 156
Expense Ratio, Percent	1.22%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending February 28, 2025, driven by strong corporate profits, the potential for artificial intelligence and the Federal Reserve's pivot to cutting interest rates.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the S&P Global BMI Gold Capped 20/45 Linked Index for the fiscal year, led by choices in the gold industry. An out-of-index allocation to outperforming silver producers also boosted relative performance.
•The fund's top individual relative contributor was an overweight in Agnico Eagle Mines (+104%). We trimmed our stake in Agnico, but it was the fund's largest holding at period end. A second notable relative contributor was our non-index stake in Gatos Silver (+137%). The stock was not held at period end. An overweight in Lundin Gold (+142%) also meaningfully contributed, and although we trimmed the position this period, the company was one of the fund's largest holdings as of February 28.
•In contrast, the primary detractor from the fund's performance versus the industry index was non-index exposure to the diversified metals & mining, precious metals & minerals and diversified financial services groups.
•The biggest individual relative detractor was an underweight in Kinross Gold (+122%). A second notable relative detractor was our non-index stake in Ascot Resources (-84%). Another notable relative detractor was our larger-than-index stake in I-80 Gold (-63%). Both I-80 Gold and Ascot Resources were not held at period end.
•During the period, Ryan Oldham and Boris Shepov assumed co-management responsibilities for the fund, ultimately replacing Colin Anderson.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE February 28, 2015 through February 28, 2025. Initial investment of $10,000 and the current sales charge was paid. Class M $9,650 $9,401 $11,245 $10,004 $10,099 $11,800 $13,721 $15,104 $12,135 $10,648 $16,602 S&P® Global BMI Gold Capped 20/45 Linked Index $10,000 $9,763 $11,899 $11,061 $11,782 $14,646 $17,612 $19,604 $15,769 $15,663 $23,947 S&P 500® Index $10,000 $9,381 $11,724 $13,729 $14,371 $15,549 $20,414 $23,759 $21,932 $28,611 $33,877 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class M (incl. 3.50% sales charge) 50.45% 6.31% 5.20% Class M (without 3.50% sales charge) 55.91% 7.07% 5.58% S&P® Global BMI Gold Capped 20/45 Linked Index 52.89% 10.33% 9.13% S&P 500® Index 18.41% 16.85% 12.98% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,574,667,911
Holdings Count | shares	56
Advisory Fees Paid, Amount	$ 9,281,989
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2025)
KEY FACTS
Fund Size	$1,574,667,911
Number of Holdings	56
Total Advisory Fee	$9,281,989
Portfolio Turnover	17%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Metals & Mining* 98.6 Financial Services 0.0 *Includes gold bullion and/or silver bullion. Common Stocks 97.6 Other Investments 1.0 Short-Term Investments and Net Other Assets (Liabilities) 1.4 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.6 Other Investments - 1.0 Short-Term Investments and Net Other Assets (Liabilities) - 1.4 Canada 63.6 United States 12.2 Brazil 10.7 Australia 6.2 United Kingdom 2.8 South Africa 2.1 China 1.5 Burkina Faso 0.9 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Canada - 63.6 United States - 12.2 Brazil - 10.7 Australia - 6.2 United Kingdom - 2.8 South Africa - 2.1 China - 1.5 Burkina Faso - 0.9
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Agnico Eagle Mines Ltd/CA 16.0 Franco-Nevada Corp 11.8 Wheaton Precious Metals Corp 10.7 Newmont Corp 8.4 Alamos Gold Inc Class A 4.9 Barrick Gold Corp 4.0 Osisko Gold Royalties Ltd 3.8 Northern Star Resources Ltd 3.8 Anglogold Ashanti Plc 2.8 Orla Mining Ltd 2.8 69.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Select Health Care Services Portfolio
Shareholder Report [Line Items]
Fund Name	Health Care Services Portfolio
Class Name	Health Care Services Portfolio
Trading Symbol	FSHCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Health Care Services Portfolio for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Health Care Services Portfolio	$ 64	0.67%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending February 28, 2025, driven by strong corporate profits, the potential for artificial intelligence and the Federal Reserve's pivot to cutting interest rates.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the MSCI US IMI Health Care Providers & Services 25/50 Index for the fiscal year, especially within health care services, health care facilities and managed health care.
•The largest individual relative detractor was an overweight in Acadia Healthcare (-64%). A second notable relative detractor this period was avoiding Hims & Hers Health, an index component that gained 246%. An underweight in Humana (-22%) also detracted. This period we decreased our position in Humana.
•In contrast, the biggest contributors to performance versus the industry index were stock picking in health care distributors and life & health insurance, along with an overweight in health care facilities.
•The top individual relative contributor was an underweight in Elevance Health (-20%). This period we decreased our position in the stock, but it was among the fund's biggest holdings for the 12 months. The second-largest relative contributor was an overweight in BrightSpring Health Services (+109%). An overweight in Alignment Healthcare (+164%) also contributed. This period we increased our investment in Alignment Healthcare.
•Notable changes in positioning include increased exposure to the health care services industry and a lower allocation to health care facilities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE February 28, 2015 through February 28, 2025. Initial investment of $10,000. Health Care Services Portfolio $10,000 $9,370 $11,217 $13,127 $14,388 $15,307 $19,812 $23,151 $23,002 $24,915 $23,113 MSCI U.S. IMI Health Care Providers & Services 25-50 Index $10,000 $9,314 $11,072 $13,301 $14,086 $14,525 $18,946 $23,805 $23,716 $25,819 $25,986 S&P 500® Index $10,000 $9,381 $11,724 $13,729 $14,371 $15,549 $20,414 $23,759 $21,932 $28,611 $33,877 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Health Care Services Portfolio -7.23% 8.59% 8.74% MSCI U.S. IMI Health Care Providers & Services 25-50 Index 0.65% 12.34% 10.02% S&P 500® Index 18.41% 16.85% 12.98% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,085,139,218
Holdings Count | shares	31
Advisory Fees Paid, Amount	$ 8,551,005
Investment Company Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2025)
KEY FACTS
Fund Size	$1,085,139,218
Number of Holdings	31
Total Advisory Fee	$8,551,005
Portfolio Turnover	56%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Health Care Providers & Services 97.2 Health Care Technology 1.7 Insurance 0.6 Common Stocks 99.0 Preferred Stocks 0.5 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.0 Preferred Stocks - 0.5 Short-Term Investments and Net Other Assets (Liabilities) - 0.5 United States 100.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 100.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) UnitedHealth Group Inc 23.1 Cigna Group/The 9.8 CVS Health Corp 9.6 McKesson Corp 6.9 Molina Healthcare Inc 4.9 Cencora Inc 4.8 Centene Corp 4.7 Encompass Health Corp 3.9 Chemed Corp 3.4 Privia Health Group Inc 2.8 73.9
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Gold Fund - Class I
Shareholder Report [Line Items]
Fund Name	Gold Portfolio
Class Name	Fidelity Advisor® Gold Fund Class I
Trading Symbol	FGDIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Gold Portfolio for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 92	0.72%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending February 28, 2025, driven by strong corporate profits, the potential for artificial intelligence and the Federal Reserve's pivot to cutting interest rates.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the S&P Global BMI Gold Capped 20/45 Linked Index for the fiscal year, led by choices in the gold industry. An out-of-index allocation to outperforming silver producers also boosted relative performance.
•The fund's top individual relative contributor was an overweight in Agnico Eagle Mines (+104%). We trimmed our stake in Agnico, but it was the fund's largest holding at period end. A second notable relative contributor was our non-index stake in Gatos Silver (+137%). The stock was not held at period end. An overweight in Lundin Gold (+142%) also meaningfully contributed, and although we trimmed the position this period, the company was one of the fund's largest holdings as of February 28.
•In contrast, the primary detractor from the fund's performance versus the industry index was non-index exposure to the diversified metals & mining, precious metals & minerals and diversified financial services groups.
•The biggest individual relative detractor was an underweight in Kinross Gold (+122%). A second notable relative detractor was our non-index stake in Ascot Resources (-84%). Another notable relative detractor was our larger-than-index stake in I-80 Gold (-63%). Both I-80 Gold and Ascot Resources were not held at period end.
•During the period, Ryan Oldham and Boris Shepov assumed co-management responsibilities for the fund, ultimately replacing Colin Anderson.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE February 28, 2015 through February 28, 2025. Initial investment of $10,000. Class I $10,000 $9,800 $11,800 $10,565 $10,728 $12,617 $14,757 $16,342 $13,204 $11,653 $18,260 S&P® Global BMI Gold Capped 20/45 Linked Index $10,000 $9,763 $11,899 $11,061 $11,782 $14,646 $17,612 $19,604 $15,769 $15,663 $23,947 S&P 500® Index $10,000 $9,381 $11,724 $13,729 $14,371 $15,549 $20,414 $23,759 $21,932 $28,611 $33,877 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class I 56.70% 7.67% 6.21% S&P® Global BMI Gold Capped 20/45 Linked Index 52.89% 10.33% 9.13% S&P 500® Index 18.41% 16.85% 12.98% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,574,667,911
Holdings Count | shares	56
Advisory Fees Paid, Amount	$ 9,281,989
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2025)
KEY FACTS
Fund Size	$1,574,667,911
Number of Holdings	56
Total Advisory Fee	$9,281,989
Portfolio Turnover	17%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Metals & Mining* 98.6 Financial Services 0.0 *Includes gold bullion and/or silver bullion. Common Stocks 97.6 Other Investments 1.0 Short-Term Investments and Net Other Assets (Liabilities) 1.4 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.6 Other Investments - 1.0 Short-Term Investments and Net Other Assets (Liabilities) - 1.4 Canada 63.6 United States 12.2 Brazil 10.7 Australia 6.2 United Kingdom 2.8 South Africa 2.1 China 1.5 Burkina Faso 0.9 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Canada - 63.6 United States - 12.2 Brazil - 10.7 Australia - 6.2 United Kingdom - 2.8 South Africa - 2.1 China - 1.5 Burkina Faso - 0.9
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Agnico Eagle Mines Ltd/CA 16.0 Franco-Nevada Corp 11.8 Wheaton Precious Metals Corp 10.7 Newmont Corp 8.4 Alamos Gold Inc Class A 4.9 Barrick Gold Corp 4.0 Osisko Gold Royalties Ltd 3.8 Northern Star Resources Ltd 3.8 Anglogold Ashanti Plc 2.8 Orla Mining Ltd 2.8 69.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Consumer Staples Fund - Class I
Shareholder Report [Line Items]
Fund Name	Consumer Staples Portfolio
Class Name	Fidelity Advisor® Consumer Staples Fund Class I
Trading Symbol	FDIGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Consumer Staples Portfolio for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 73	0.71%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending February 28, 2025, driven by strong corporate profits, the potential for artificial intelligence and the Federal Reserve's pivot to cutting interest rates.
•Against this backdrop, market selection was the primary detractor from the fund's performance versus the MSCI US IMI Consumer Staples 25/50 Index for the fiscal year, especially an underweight in consumer staples merchandise retail. Also hurting our result were overweights in distillers & vintners and personal care products.
•The biggest individual relative detractor was an underweight in Costco Wholesale (+42%). This was a position we established this period. The second-largest relative detractor was an overweight in Estee Lauder (-51%). This period we increased our stake in Estee Lauder. The company was one of the fund's largest holdings. An underweight in Walmart (+70%) also hurt. The company was among our largest holdings.
•In contrast, the biggest contributor to performance versus the sector index was stock selection in soft drinks & non-alcoholic beverages. Picks in personal care products and distillers & vintners also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Kenvue (+29%). This period we decreased our investment in Kenvue. The company was among our biggest holdings this period. The second-largest relative contributor was an underweight in Dollar General (-48%). The stock was not held at period end. An overweight in Coca-Cola (+22%) also contributed. The stock was the fund's biggest holding at period end.
•Notable changes in positioning include decreased exposure to the tobacco industry and a higher allocation to consumer staples merchandise retail.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE February 28, 2015 through February 28, 2025. Initial investment of $10,000. Class I $10,000 $9,674 $10,856 $10,702 $10,697 $11,390 $13,249 $15,787 $15,594 $16,403 $17,553 MSCI U.S. IMI Consumer Staples 25-50 Index $10,000 $10,343 $11,601 $11,557 $12,187 $13,064 $15,104 $18,105 $17,922 $19,529 $22,668 S&P 500® Index $10,000 $9,381 $11,724 $13,729 $14,371 $15,549 $20,414 $23,759 $21,932 $28,611 $33,877 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class I 7.01% 9.03% 5.79% MSCI U.S. IMI Consumer Staples 25-50 Index 16.08% 11.65% 8.53% S&P 500® Index 18.41% 16.85% 12.98% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,268,078,291
Holdings Count | shares	35
Advisory Fees Paid, Amount	$ 9,058,569
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2025)
KEY FACTS
Fund Size	$1,268,078,291
Number of Holdings	35
Total Advisory Fee	$9,058,569
Portfolio Turnover	45%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Beverages 41.1 Food Products 16.9 Household Products 16.7 Consumer Staples Distribution & Retail 16.5 Personal Care Products 6.8 Tobacco 1.6 Common Stocks 99.6 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.6 Short-Term Investments and Net Other Assets (Liabilities) - 0.4 United States 96.1 United Kingdom 3.9 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 96.1 United Kingdom - 3.9
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Coca-Cola Co/The 14.5 Procter & Gamble Co/The 12.9 Keurig Dr Pepper Inc 10.3 Walmart Inc 8.2 Constellation Brands Inc Class A 4.8 Estee Lauder Cos Inc/The Class A 4.2 JM Smucker Co 3.9 Energizer Holdings Inc 3.5 Mondelez International Inc 3.3 Target Corp 3.3 68.9
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Communication Services Fund - Class C
Shareholder Report [Line Items]
Fund Name	Communication Services Portfolio
Class Name	Fidelity Advisor® Communication Services Fund Class C
Trading Symbol	FGHMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Communication Services Portfolio for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 193	1.71%

Expenses Paid, Amount	$ 193
Expense Ratio, Percent	1.71%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending February 28, 2025, driven by strong corporate profits, the potential for artificial intelligence and the Federal Reserve's pivot to cutting interest rates.
•Against this backdrop, security selection contributed to the fund's performance versus the MSCI U.S. IMI Communication Services 25/50 (Media Linked) Index for the fiscal year, led by interactive home entertainment. Picks in integrated telecommunication services and movies & entertainment also helped.
•The top individual relative contributor was our non-index stake in Sea (+159%), and we decreased our stake this period. The second-largest relative contributor was an underweight in Comcast (-14%), and we decreased our stake this period. A non-index stake in Spotify Technology (+135%) also helped.
•In contrast, the biggest detractor from performance versus the sector index was security selection in alternative carriers. Also hurting our result was non-index exposure to passenger ground transportation and semiconductors.
•The biggest individual relative detractor was our non-index stake in Uber Technologies (-14%). The stock was not held at period end. A second notable relative detractor was an underweight in Fox (+98%), a position we added this period.
•Notable changes in positioning include decreased exposure to the cable & satellite industry and a higher allocation to interactive home entertainment.
•On July 26, 2024, Priyanshu Bakshi assumed co-management responsibilities for the fund, joining Co-Manager Matt Drukker. On December 31, 2024, Matt Drukker came off the fund.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE November 30, 2018 through February 28, 2025. Initial investment of $10,000. Class C $10,000 $10,363 $11,504 $17,229 $16,236 $12,803 $19,284 $24,291 MSCI U.S. IMI Communication Services 25-50 (Media Linked) Index $10,000 $10,165 $11,143 $16,203 $15,274 $11,667 $16,606 $21,023 S&P 500® Index $10,000 $10,142 $10,972 $14,406 $16,767 $15,477 $20,190 $23,907 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class C (incl. contingent deferred sales charge) 24.97% 16.12% 15.26% Class C 25.97% 16.12% 15.26% MSCI U.S. IMI Communication Services 25-50 (Media Linked) Index 26.60% 13.54% 12.62% S&P 500® Index 18.41% 16.85% 14.96% A From November 30, 2018 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Nov. 30, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,887,809,083
Holdings Count | shares	42
Advisory Fees Paid, Amount	$ 10,666,617
Investment Company Portfolio Turnover	83.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2025)
KEY FACTS
Fund Size	$1,887,809,083
Number of Holdings	42
Total Advisory Fee	$10,666,617
Portfolio Turnover	83%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Interactive Media & Services 47.2 Entertainment 26.4 Media 6.4 Diversified Telecommunication Services 5.6 Wireless Telecommunication Services 4.9 Broadline Retail 4.6 Semiconductors & Semiconductor Equipment 2.2 Capital Markets 0.4 Automobiles 0.1 Others 0.1 Common Stocks 97.8 Preferred Stocks 0.1 Short-Term Investments and Net Other Assets (Liabilities) 2.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.8 Preferred Stocks - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - 2.1 United States 95.7 China 1.5 Singapore 1.1 Japan 0.9 Taiwan 0.5 United Kingdom 0.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 95.7 China - 1.5 Singapore - 1.1 Japan - 0.9 Taiwan - 0.5 United Kingdom - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Meta Platforms Inc Class A 25.0 Alphabet Inc Class A 20.2 Netflix Inc 5.0 Walt Disney Co/The 5.0 T-Mobile US Inc 4.9 AT&T Inc 4.9 Amazon.com Inc 3.1 Take-Two Interactive Software Inc 2.6 Warner Bros Discovery Inc 2.3 Charter Communications Inc Class A 2.2 75.2
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Materials Fund - Class M
Shareholder Report [Line Items]
Fund Name	Materials Portfolio
Class Name	Fidelity Advisor® Materials Fund Class M
Trading Symbol	FMFTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Materials Portfolio for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 124	1.24%

Expenses Paid, Amount	$ 124
Expense Ratio, Percent	1.24%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending February 28, 2025, driven by strong corporate profits, the potential for artificial intelligence and the Federal Reserve's pivot to cutting interest rates.
•Against this backdrop, market selection was the primary detractor from the fund's performance versus the MSCI US IMI Materials 25/50 Linked Index for the fiscal year, especially an overweight in commodity chemicals. Also hurting our result were an overweight in diversified chemicals and an underweight in gold.
•The largest individual relative detractor was an overweight in Tronox Holdings (-45%). This period we notably decreased our investment. The second-largest relative detractor was an underweight in Newmont (+40%). This was a stake we established this period. Our investment in Dow (-28%) also hurt. The stock was among the fund's largest holdings this period but was not held at period end.
•In contrast, the biggest contributor to performance versus the sector index was stock selection in specialty chemicals. Picks in gold and copper also boosted the fund's relative performance.
•The top individual relative contributor was an underweight in Celanese (-66%). The stock was not in the portfolio at period end. The second-largest relative contributor was an overweight in Ecolab (+21%). The stock was one of our biggest holdings. A non-index stake in Wheaton Precious Metals gained 69% and notably helped; this period we increased our stake.
•The fund's international holdings contributed overall, despite a broadly stronger U.S. dollar.
•Notable changes in positioning include higher allocations to the gold and paper & plastic packaging products & materials industries.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE February 28, 2015 through February 28, 2025. Initial investment of $10,000 and the current sales charge was paid. Class M $9,650 $7,694 $9,986 $11,414 $9,948 $8,551 $12,557 $14,858 $14,880 $15,271 $15,225 MSCI U.S. IMI Materials 25-50 Index $10,000 $8,210 $11,022 $12,643 $11,832 $11,201 $16,054 $18,757 $18,879 $20,490 $21,220 S&P 500® Index $10,000 $9,381 $11,724 $13,729 $14,371 $15,549 $20,414 $23,759 $21,932 $28,611 $33,877 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class M (incl. 3.50% sales charge) -3.79% 11.43% 4.29% Class M (without 3.50% sales charge) -0.30% 12.23% 4.67% MSCI U.S. IMI Materials 25-50 Index 3.57% 13.63% 7.81% S&P 500® Index 18.41% 16.85% 12.98% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 757,001,120
Holdings Count | shares	45
Advisory Fees Paid, Amount	$ 5,679,025
Investment Company Portfolio Turnover	65.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2025)
KEY FACTS
Fund Size	$757,001,120
Number of Holdings	45
Total Advisory Fee	$5,679,025
Portfolio Turnover	65%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Chemicals 55.2 Metals & Mining 21.9 Containers & Packaging 12.9 Construction Materials 9.3 Paper & Forest Products 0.2 Common Stocks 99.5 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.5 Short-Term Investments and Net Other Assets (Liabilities) - 0.5 United States 86.4 Canada 6.6 Brazil 2.8 Zambia 2.4 Congo Democratic Republic Of 1.6 Germany 0.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 86.4 Canada - 6.6 Brazil - 2.8 Zambia - 2.4 Congo Democratic Republic Of - 1.6 Germany - 0.2
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Linde PLC 17.9 Ecolab Inc 9.2 Air Products and Chemicals Inc 6.3 International Paper Co 4.5 Corteva Inc 4.3 CRH PLC 3.9 AptarGroup Inc 3.8 Axalta Coating Systems Ltd 3.4 Balchem Corp 3.2 Nucor Corp 3.2 59.7
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Gold Fund - Class C
Shareholder Report [Line Items]
Fund Name	Gold Portfolio
Class Name	Fidelity Advisor® Gold Fund Class C
Trading Symbol	FGDCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Gold Portfolio for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 219	1.72%

Expenses Paid, Amount	$ 219
Expense Ratio, Percent	1.72%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending February 28, 2025, driven by strong corporate profits, the potential for artificial intelligence and the Federal Reserve's pivot to cutting interest rates.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the S&P Global BMI Gold Capped 20/45 Linked Index for the fiscal year, led by choices in the gold industry. An out-of-index allocation to outperforming silver producers also boosted relative performance.
•The fund's top individual relative contributor was an overweight in Agnico Eagle Mines (+104%). We trimmed our stake in Agnico, but it was the fund's largest holding at period end. A second notable relative contributor was our non-index stake in Gatos Silver (+137%). The stock was not held at period end. An overweight in Lundin Gold (+142%) also meaningfully contributed, and although we trimmed the position this period, the company was one of the fund's largest holdings as of February 28.
•In contrast, the primary detractor from the fund's performance versus the industry index was non-index exposure to the diversified metals & mining, precious metals & minerals and diversified financial services groups.
•The biggest individual relative detractor was an underweight in Kinross Gold (+122%). A second notable relative detractor was our non-index stake in Ascot Resources (-84%). Another notable relative detractor was our larger-than-index stake in I-80 Gold (-63%). Both I-80 Gold and Ascot Resources were not held at period end.
•During the period, Ryan Oldham and Boris Shepov assumed co-management responsibilities for the fund, ultimately replacing Colin Anderson.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE February 28, 2015 through February 28, 2025. Initial investment of $10,000. Class C $10,000 $9,698 $11,558 $10,246 $10,300 $11,991 $13,886 $15,222 $12,177 $10,706 $16,742 S&P® Global BMI Gold Capped 20/45 Linked Index $10,000 $9,763 $11,899 $11,061 $11,782 $14,646 $17,612 $19,604 $15,769 $15,663 $23,947 S&P 500® Index $10,000 $9,381 $11,724 $13,729 $14,371 $15,549 $20,414 $23,759 $21,932 $28,611 $33,877 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class C (incl. contingent deferred sales charge) 54.18% 6.59% 5.29% Class C 55.18% 6.59% 5.29% S&P® Global BMI Gold Capped 20/45 Linked Index 52.89% 10.33% 9.13% S&P 500® Index 18.41% 16.85% 12.98% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,574,667,911
Holdings Count | shares	56
Advisory Fees Paid, Amount	$ 9,281,989
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2025)
KEY FACTS
Fund Size	$1,574,667,911
Number of Holdings	56
Total Advisory Fee	$9,281,989
Portfolio Turnover	17%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Metals & Mining* 98.6 Financial Services 0.0 *Includes gold bullion and/or silver bullion. Common Stocks 97.6 Other Investments 1.0 Short-Term Investments and Net Other Assets (Liabilities) 1.4 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.6 Other Investments - 1.0 Short-Term Investments and Net Other Assets (Liabilities) - 1.4 Canada 63.6 United States 12.2 Brazil 10.7 Australia 6.2 United Kingdom 2.8 South Africa 2.1 China 1.5 Burkina Faso 0.9 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Canada - 63.6 United States - 12.2 Brazil - 10.7 Australia - 6.2 United Kingdom - 2.8 South Africa - 2.1 China - 1.5 Burkina Faso - 0.9
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Agnico Eagle Mines Ltd/CA 16.0 Franco-Nevada Corp 11.8 Wheaton Precious Metals Corp 10.7 Newmont Corp 8.4 Alamos Gold Inc Class A 4.9 Barrick Gold Corp 4.0 Osisko Gold Royalties Ltd 3.8 Northern Star Resources Ltd 3.8 Anglogold Ashanti Plc 2.8 Orla Mining Ltd 2.8 69.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Select Medical Technology and Devices Portfolio
Shareholder Report [Line Items]
Fund Name	Medical Technology and Devices Portfolio
Class Name	Medical Technology and Devices Portfolio
Trading Symbol	FSMEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Medical Technology and Devices Portfolio for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Medical Technology and Devices Portfolio	$ 65	0.63%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.63%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending February 28, 2025, driven by strong corporate profits, the potential for artificial intelligence and the Federal Reserve's pivot to cutting interest rates.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the MSCI U.S. IMI Custom Health Care Technology and Equipment 25/50 Linked Index for the fiscal year, especially within health care equipment. An underweight in life sciences tools & services also boosted the fund's relative performance. Also helping our relative result was stock picking in health care technology.
•The top individual relative contributor was an overweight in Boston Scientific (+57%). We reduced the position, but the stock was the fund's biggest holding at period end. The second-largest relative contributor was an overweight in Insulet (+66%). The stock was among our largest holdings. Another notable relative contributor was an overweight in Masimo (+47%). The stock was one of the fund's biggest holdings.
•In contrast, the primary detractor from performance versus the industry index was stock selection in life sciences tools & services. Stock picks in biotechnology also hampered the fund's result, as did an underweight in health care equipment.
•The biggest individual relative detractor was an overweight in 10x Genomics (-77%). A second notable relative detractor was an underweight in Abbott Laboratories (+19%), though the stock was one of our biggest holdings. Another notable relative detractor was an overweight in Bruker (-45%), though we reduced the fund's holdings this period.
•Notable changes in positioning include higher allocations to the health care supplies and biotechnology industries.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE February 28, 2015 through February 28, 2025. Initial investment of $10,000. Medical Technology and Devices Portfolio $10,000 $9,337 $12,150 $14,339 $17,759 $19,084 $27,520 $28,332 $25,035 $26,774 $28,704 MSCI U.S. IMI Custom Health Care Technology and Equipment 25/50 Linked Index $10,000 $9,797 $12,266 $15,200 $18,571 $19,754 $28,174 $29,344 $25,396 $27,953 $28,502 S&P 500® Index $10,000 $9,381 $11,724 $13,729 $14,371 $15,549 $20,414 $23,759 $21,932 $28,611 $33,877 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Medical Technology and Devices Portfolio 7.21% 8.51% 11.12% MSCI U.S. IMI Custom Health Care Technology and Equipment 25/50 Linked Index 1.97% 7.61% 11.04% S&P 500® Index 18.41% 16.85% 12.98% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 4,993,723,999
Holdings Count | shares	61
Advisory Fees Paid, Amount	$ 33,206,093
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2025)
KEY FACTS
Fund Size	$4,993,723,999
Number of Holdings	61
Total Advisory Fee	$33,206,093
Portfolio Turnover	31%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Health Care Equipment & Supplies 62.0 Life Sciences Tools & Services 23.7 Health Care Technology 6.4 Biotechnology 4.6 Health Care Providers & Services 2.0 Textiles, Apparel & Luxury Goods 0.4 Financial Services 0.3 Pharmaceuticals 0.1 Common Stocks 96.6 Preferred Stocks 2.5 Preferred Securities 0.3 Bonds 0.1 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 96.6 Preferred Stocks - 2.5 Preferred Securities - 0.3 Bonds - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - 0.5 United States 98.8 Canada 0.5 France 0.4 Japan 0.3 China 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 98.8 Canada - 0.5 France - 0.4 Japan - 0.3 China - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Boston Scientific Corp 14.6 Danaher Corp 9.4 Thermo Fisher Scientific Inc 8.8 Stryker Corp 8.3 Intuitive Surgical Inc 8.2 Masimo Corp 5.0 Penumbra Inc 4.9 Abbott Laboratories 4.5 Insulet Corp 4.4 Veeva Systems Inc Class A 3.5 71.6
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Communication Services Fund - Class M
Shareholder Report [Line Items]
Fund Name	Communication Services Portfolio
Class Name	Fidelity Advisor® Communication Services Fund Class M
Trading Symbol	FGEMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Communication Services Portfolio for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 137	1.21%

Expenses Paid, Amount	$ 137
Expense Ratio, Percent	1.21%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending February 28, 2025, driven by strong corporate profits, the potential for artificial intelligence and the Federal Reserve's pivot to cutting interest rates.
•Against this backdrop, security selection contributed to the fund's performance versus the MSCI U.S. IMI Communication Services 25/50 (Media Linked) Index for the fiscal year, led by interactive home entertainment. Picks in integrated telecommunication services and movies & entertainment also helped.
•The top individual relative contributor was our non-index stake in Sea (+159%), and we decreased our stake this period. The second-largest relative contributor was an underweight in Comcast (-14%), and we decreased our stake this period. A non-index stake in Spotify Technology (+135%) also helped.
•In contrast, the biggest detractor from performance versus the sector index was security selection in alternative carriers. Also hurting our result was non-index exposure to passenger ground transportation and semiconductors.
•The biggest individual relative detractor was our non-index stake in Uber Technologies (-14%). The stock was not held at period end. A second notable relative detractor was an underweight in Fox (+98%), a position we added this period.
•Notable changes in positioning include decreased exposure to the cable & satellite industry and a higher allocation to interactive home entertainment.
•On July 26, 2024, Priyanshu Bakshi assumed co-management responsibilities for the fund, joining Co-Manager Matt Drukker. On December 31, 2024, Matt Drukker came off the fund.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE November 30, 2018 through February 28, 2025. Initial investment of $10,000 and the current sales charge was paid. Class M $9,650 $10,013 $11,172 $16,810 $15,922 $12,615 $19,090 $24,168 MSCI U.S. IMI Communication Services 25-50 (Media Linked) Index $10,000 $10,165 $11,143 $16,203 $15,274 $11,667 $16,606 $21,023 S&P 500® Index $10,000 $10,142 $10,972 $14,406 $16,767 $15,477 $20,190 $23,907 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class M (incl. 3.50% sales charge) 22.17% 15.86% 15.16% Class M (without 3.50% sales charge) 26.60% 16.69% 15.82% MSCI U.S. IMI Communication Services 25-50 (Media Linked) Index 26.60% 13.54% 12.62% S&P 500® Index 18.41% 16.85% 14.96% A From November 30, 2018 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Nov. 30, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,887,809,083
Holdings Count | shares	42
Advisory Fees Paid, Amount	$ 10,666,617
Investment Company Portfolio Turnover	83.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2025)
KEY FACTS
Fund Size	$1,887,809,083
Number of Holdings	42
Total Advisory Fee	$10,666,617
Portfolio Turnover	83%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Interactive Media & Services 47.2 Entertainment 26.4 Media 6.4 Diversified Telecommunication Services 5.6 Wireless Telecommunication Services 4.9 Broadline Retail 4.6 Semiconductors & Semiconductor Equipment 2.2 Capital Markets 0.4 Automobiles 0.1 Others 0.1 Common Stocks 97.8 Preferred Stocks 0.1 Short-Term Investments and Net Other Assets (Liabilities) 2.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.8 Preferred Stocks - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - 2.1 United States 95.7 China 1.5 Singapore 1.1 Japan 0.9 Taiwan 0.5 United Kingdom 0.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 95.7 China - 1.5 Singapore - 1.1 Japan - 0.9 Taiwan - 0.5 United Kingdom - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Meta Platforms Inc Class A 25.0 Alphabet Inc Class A 20.2 Netflix Inc 5.0 Walt Disney Co/The 5.0 T-Mobile US Inc 4.9 AT&T Inc 4.9 Amazon.com Inc 3.1 Take-Two Interactive Software Inc 2.6 Warner Bros Discovery Inc 2.3 Charter Communications Inc Class A 2.2 75.2
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Select Health Care Portfolio
Shareholder Report [Line Items]
Fund Name	Health Care Portfolio
Class Name	Health Care Portfolio
Trading Symbol	FSPHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Health Care Portfolio for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Health Care Portfolio	$ 63	0.63%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.63%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending February 28, 2025, driven by strong corporate profits, the potential for artificial intelligence and the Federal Reserve's pivot to cutting interest rates.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the MSCI U.S. IMI Health Care 25/50 Index for the fiscal year, especially within biotechnology. Also hurting our result were stock picks in life sciences tools & services and health care facilities.
•The largest individual relative detractor was an overweight in 10x Genomics (-77%). A non-index stake in Legend Biotech returned roughly -46% and was the second-largest relative detractor. Another notable relative detractor this period was avoiding AbbVie, an index component that gained 23%.
•In contrast, the primary contributor to performance versus the sector index was security selection in health care equipment. Security selection in managed health care also boosted relative performance, along with positioning in health care supplies.
•The top individual relative contributor was an overweight in Boston Scientific (+57%), and we trimmed the position. The company still was the fund's biggest holding. The second-largest relative contributor was an overweight in Insulet (+66%). We increased the position and the stock was one of our biggest holdings. An overweight in Masimo (+47%) also contributed. The stock was among the fund's largest holdings at period end.
•Notable changes in positioning include decreased exposure to the pharmaceuticals and life sciences tools & services industries.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE February 28, 2015 through February 28, 2025. Initial investment of $10,000. Health Care Portfolio $10,000 $8,510 $9,908 $11,443 $12,966 $14,242 $19,369 $18,658 $18,276 $20,401 $20,797 MSCI U.S. IMI Health Care 25-50 Index $10,000 $9,088 $10,663 $12,314 $13,690 $14,173 $18,432 $20,199 $19,811 $22,739 $23,642 S&P 500® Index $10,000 $9,381 $11,724 $13,729 $14,371 $15,549 $20,414 $23,759 $21,932 $28,611 $33,877 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Health Care Portfolio 1.94% 7.87% 7.60% MSCI U.S. IMI Health Care 25-50 Index 3.97% 10.78% 8.99% S&P 500® Index 18.41% 16.85% 12.98% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 6,733,239,929
Holdings Count | shares	118
Advisory Fees Paid, Amount	$ 45,857,424
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2025)
KEY FACTS
Fund Size	$6,733,239,929
Number of Holdings	118
Total Advisory Fee	$45,857,424
Portfolio Turnover	40%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Health Care Equipment & Supplies 32.7 Biotechnology 25.2 Health Care Providers & Services 20.0 Pharmaceuticals 10.8 Life Sciences Tools & Services 8.4 Health Care Technology 2.7 Financial Services 0.1 Common Stocks 97.7 Preferred Stocks 1.9 Preferred Securities 0.2 Bonds 0.1 Short-Term Investments and Net Other Assets (Liabilities) 0.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.7 Preferred Stocks - 1.9 Preferred Securities - 0.2 Bonds - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - 0.1 United States 90.8 Netherlands 3.5 Belgium 1.9 Denmark 1.8 Canada 0.9 China 0.6 United Kingdom 0.2 Israel 0.2 Germany 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 90.8 Netherlands - 3.5 Belgium - 1.9 Denmark - 1.8 Canada - 0.9 China - 0.6 United Kingdom - 0.2 Israel - 0.2 Germany - 0.1
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Boston Scientific Corp 11.7 UnitedHealth Group Inc 10.7 Eli Lilly & Co 6.0 Penumbra Inc 5.3 Danaher Corp 4.8 Masimo Corp 3.8 Stryker Corp 3.4 Insulet Corp 3.2 Cigna Group/The 2.8 Argenx SE ADR 2.6 54.3
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Telecommunications Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Telecommunications Portfolio
Class Name	Fidelity Advisor® Telecommunications Fund Class Z
Trading Symbol	FIJGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Telecommunications Portfolio for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 75	0.64%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending February 28, 2025, driven by strong corporate profits, the potential for artificial intelligence and the Federal Reserve's pivot to cutting interest rates.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the MSCI IMI TelcomSvc 25/50 (IG) Index for the fiscal year, especially within alternative carriers. Also hurting our result was security selection in cable & satellite and wireless telecommunication services.
•The largest individual relative detractor was an underweight in Lumen Technologies (+191%). This period we decreased our investment in the stock. A non-index stake in Comcast returned -13% and hurt. An overweight in Gogo (-10%) detracted. The stock was among the fund's biggest holdings for the 12 months.
•In contrast, the primary contributors to performance versus the industry index were picks and an underweight in integrated telecommunication services. An overweight in wireless telecommunication services also boosted the fund's relative result.
•The top individual relative contributor was an underweight in Shenandoah Telecom (-42%). This period we increased our stake in the stock. A second notable relative contributor was an overweight in Telephone & Data Systems (+139%). The company was among our biggest holdings. An underweight in Bandwidth.com (-22%) also helped.
•Notable changes in positioning include decreased exposure to cable & satellite.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE October 2, 2018 through February 28, 2025. Initial investment of $10,000. Class Z $10,000 $9,320 $10,502 $12,529 $11,794 $10,903 $10,776 $14,491 MSCI U.S. IM Telecommunication Services 25-50 Index $10,000 $9,031 $9,813 $10,973 $10,319 $9,509 $9,438 $13,452 S&P 500® Index $10,000 $9,609 $10,397 $13,650 $15,887 $14,665 $19,131 $22,652 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class Z 34.47% 6.65% 5.95% MSCI U.S. IM Telecommunication Services 25-50 Index 42.54% 6.51% 4.73% S&P 500® Index 18.41% 16.85% 13.60% A From October 2, 2018 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Oct. 02, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 220,335,596
Holdings Count | shares	29
Advisory Fees Paid, Amount	$ 1,339,136
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2025)
KEY FACTS
Fund Size	$220,335,596
Number of Holdings	29
Total Advisory Fee	$1,339,136
Portfolio Turnover	40%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Diversified Telecommunication Services 80.0 Wireless Telecommunication Services 11.8 Media 4.2 IT Services 0.6 Specialized REITs 0.2 Construction & Engineering 0.0 Common Stocks 96.8 Short-Term Investments and Net Other Assets (Liabilities) 3.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 96.8 Short-Term Investments and Net Other Assets (Liabilities) - 3.2 United States 92.8 Belgium 3.5 Puerto Rico 3.5 United Kingdom 0.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 92.8 Belgium - 3.5 Puerto Rico - 3.5 United Kingdom - 0.2
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) AT&T Inc 24.6 Verizon Communications Inc 24.0 Iridium Communications Inc 4.7 T-Mobile US Inc 4.6 Cogent Communications Holdings Inc 4.2 Frontier Communications Parent Inc 4.0 Liberty Global Ltd Class C 3.5 Liberty Latin America Ltd Class C 3.5 Telephone and Data Systems Inc 3.4 Globalstar Inc 3.0 79.5
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Select Construction and Housing Portfolio
Shareholder Report [Line Items]
Fund Name	Construction and Housing Portfolio
Class Name	Construction and Housing Portfolio
Trading Symbol	FSHOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Construction and Housing Portfolio for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Construction and Housing Portfolio	$ 71	0.69%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending February 28, 2025, driven by strong corporate profits, the potential for artificial intelligence and the Federal Reserve's pivot to cutting interest rates.
•Against this backdrop, security selection modestly detracted from the fund's performance versus the MSCI US IMI Construction & Housing 25/50 Index for the fiscal year, especially in construction & engineering. An underweight in multi-family residential also hampered the fund's result, as did stock picks in home improvement retail.
•The largest individual relative detractor was an overweight in WillScot Holdings (-31%). The second-largest relative detractor was an overweight in TopBuild (-24%). An overweight in Builders FirstSource (-29%) also hurt for the 12 months.
•In contrast, the primary contributor to performance versus the industry index was stock picking in homefurnishing retail. Security selection in building products also boosted relative performance. Also lifting the fund's relative result were picks and an underweight in homebuilding.
•The top individual relative contributor was a non-index stake in Williams-Sonoma (+68%). The second-largest relative contributor was an overweight in Johnson Controls International (+47%). The stock was among the fund's biggest holdings. Another notable relative contributor was an overweight in Elme Communities (+41%).
•Notable changes in positioning include increased exposure to the construction materials segment and a lower allocation to homebuilding.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE February 28, 2015 through February 28, 2025. Initial investment of $10,000. Construction and Housing Portfolio $10,000 $9,189 $11,048 $12,271 $12,766 $14,949 $21,183 $26,044 $25,862 $34,119 $36,327 MSCI U.S. IMI Construction & Housing 25-50 Index $10,000 $9,951 $12,253 $13,724 $14,287 $16,311 $21,506 $26,196 $25,583 $34,152 $36,690 S&P 500® Index $10,000 $9,381 $11,724 $13,729 $14,371 $15,549 $20,414 $23,759 $21,932 $28,611 $33,877 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Construction and Housing Portfolio 6.47% 19.43% 13.77% MSCI U.S. IMI Construction & Housing 25-50 Index 7.43% 17.60% 13.88% S&P 500® Index 18.41% 16.85% 12.98% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 782,136,487
Holdings Count | shares	53
Advisory Fees Paid, Amount	$ 5,485,839
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2025)
KEY FACTS
Fund Size	$782,136,487
Number of Holdings	53
Total Advisory Fee	$5,485,839
Portfolio Turnover	36%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Specialty Retail 34.8 Building Products 21.1 Household Durables 12.3 Residential REITs 11.5 Construction Materials 9.6 Construction & Engineering 8.9 Chemicals 0.4 Real Estate Management & Development 0.4 Trading Companies & Distributors 0.3 Ground Transportation 0.2 Common Stocks 99.5 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.5 Short-Term Investments and Net Other Assets (Liabilities) - 0.5 United States 100.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 100.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Home Depot Inc/The 17.5 Lowe's Cos Inc 14.0 Johnson Controls International plc 5.4 Trane Technologies PLC 5.3 CRH PLC 4.6 Martin Marietta Materials Inc 3.5 Invitation Homes Inc 3.1 Sun Communities Inc 2.9 Quanta Services Inc 2.8 PulteGroup Inc 2.3 61.4
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Telecommunications Fund - Class M
Shareholder Report [Line Items]
Fund Name	Telecommunications Portfolio
Class Name	Fidelity Advisor® Telecommunications Fund Class M
Trading Symbol	FTUTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Telecommunications Portfolio for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 152	1.30%

Expenses Paid, Amount	$ 152
Expense Ratio, Percent	1.30%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending February 28, 2025, driven by strong corporate profits, the potential for artificial intelligence and the Federal Reserve's pivot to cutting interest rates.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the MSCI IMI TelcomSvc 25/50 (IG) Index for the fiscal year, especially within alternative carriers. Also hurting our result was security selection in cable & satellite and wireless telecommunication services.
•The largest individual relative detractor was an underweight in Lumen Technologies (+191%). This period we decreased our investment in the stock. A non-index stake in Comcast returned -13% and hurt. An overweight in Gogo (-10%) detracted. The stock was among the fund's biggest holdings for the 12 months.
•In contrast, the primary contributors to performance versus the industry index were picks and an underweight in integrated telecommunication services. An overweight in wireless telecommunication services also boosted the fund's relative result.
•The top individual relative contributor was an underweight in Shenandoah Telecom (-42%). This period we increased our stake in the stock. A second notable relative contributor was an overweight in Telephone & Data Systems (+139%). The company was among our biggest holdings. An underweight in Bandwidth.com (-22%) also helped.
•Notable changes in positioning include decreased exposure to cable & satellite.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE February 28, 2015 through February 28, 2025. Initial investment of $10,000 and the current sales charge was paid. Class M $9,650 $9,635 $11,394 $10,893 $11,186 $12,506 $14,806 $13,837 $12,701 $12,467 $16,654 MSCI U.S. IM Telecommunication Services 25-50 Index $10,000 $10,342 $11,766 $10,833 $10,811 $11,748 $13,136 $12,353 $11,383 $11,298 $16,103 S&P 500® Index $10,000 $9,381 $11,724 $13,729 $14,371 $15,549 $20,414 $23,759 $21,932 $28,611 $33,877 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class M (incl. 3.50% sales charge) 28.91% 5.14% 5.23% Class M (without 3.50% sales charge) 33.59% 5.90% 5.61% MSCI U.S. IM Telecommunication Services 25-50 Index 42.54% 6.51% 4.88% S&P 500® Index 18.41% 16.85% 12.98% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 220,335,596
Holdings Count | shares	29
Advisory Fees Paid, Amount	$ 1,339,136
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2025)
KEY FACTS
Fund Size	$220,335,596
Number of Holdings	29
Total Advisory Fee	$1,339,136
Portfolio Turnover	40%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Diversified Telecommunication Services 80.0 Wireless Telecommunication Services 11.8 Media 4.2 IT Services 0.6 Specialized REITs 0.2 Construction & Engineering 0.0 Common Stocks 96.8 Short-Term Investments and Net Other Assets (Liabilities) 3.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 96.8 Short-Term Investments and Net Other Assets (Liabilities) - 3.2 United States 92.8 Belgium 3.5 Puerto Rico 3.5 United Kingdom 0.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 92.8 Belgium - 3.5 Puerto Rico - 3.5 United Kingdom - 0.2
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) AT&T Inc 24.6 Verizon Communications Inc 24.0 Iridium Communications Inc 4.7 T-Mobile US Inc 4.6 Cogent Communications Holdings Inc 4.2 Frontier Communications Parent Inc 4.0 Liberty Global Ltd Class C 3.5 Liberty Latin America Ltd Class C 3.5 Telephone and Data Systems Inc 3.4 Globalstar Inc 3.0 79.5
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Communication Services Fund - Class A
Shareholder Report [Line Items]
Fund Name	Communication Services Portfolio
Class Name	Fidelity Advisor® Communication Services Fund Class A
Trading Symbol	FGDMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Communication Services Portfolio for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 109	0.96%

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending February 28, 2025, driven by strong corporate profits, the potential for artificial intelligence and the Federal Reserve's pivot to cutting interest rates.
•Against this backdrop, security selection contributed to the fund's performance versus the MSCI U.S. IMI Communication Services 25/50 (Media Linked) Index for the fiscal year, led by interactive home entertainment. Picks in integrated telecommunication services and movies & entertainment also helped.
•The top individual relative contributor was our non-index stake in Sea (+159%), and we decreased our stake this period. The second-largest relative contributor was an underweight in Comcast (-14%), and we decreased our stake this period. A non-index stake in Spotify Technology (+135%) also helped.
•In contrast, the biggest detractor from performance versus the sector index was security selection in alternative carriers. Also hurting our result was non-index exposure to passenger ground transportation and semiconductors.
•The biggest individual relative detractor was our non-index stake in Uber Technologies (-14%). The stock was not held at period end. A second notable relative detractor was an underweight in Fox (+98%), a position we added this period.
•Notable changes in positioning include decreased exposure to the cable & satellite industry and a higher allocation to interactive home entertainment.
•On July 26, 2024, Priyanshu Bakshi assumed co-management responsibilities for the fund, joining Co-Manager Matt Drukker. On December 31, 2024, Matt Drukker came off the fund.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE November 30, 2018 through February 28, 2025. Initial investment of $10,000 and the current sales charge was paid. Class A $9,425 $9,786 $10,950 $16,515 $15,680 $12,453 $18,892 $23,976 MSCI U.S. IMI Communication Services 25-50 (Media Linked) Index $10,000 $10,165 $11,143 $16,203 $15,274 $11,667 $16,606 $21,023 S&P 500® Index $10,000 $10,142 $10,972 $14,406 $16,767 $15,477 $20,190 $23,907 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class A (incl. 5.75% sales charge) 19.62% 15.59% 15.02% Class A (without 5.75% sales charge) 26.91% 16.97% 16.11% MSCI U.S. IMI Communication Services 25-50 (Media Linked) Index 26.60% 13.54% 12.62% S&P 500® Index 18.41% 16.85% 14.96% A From November 30, 2018 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Nov. 30, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,887,809,083
Holdings Count | shares	42
Advisory Fees Paid, Amount	$ 10,666,617
Investment Company Portfolio Turnover	83.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2025)
KEY FACTS
Fund Size	$1,887,809,083
Number of Holdings	42
Total Advisory Fee	$10,666,617
Portfolio Turnover	83%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Interactive Media & Services 47.2 Entertainment 26.4 Media 6.4 Diversified Telecommunication Services 5.6 Wireless Telecommunication Services 4.9 Broadline Retail 4.6 Semiconductors & Semiconductor Equipment 2.2 Capital Markets 0.4 Automobiles 0.1 Others 0.1 Common Stocks 97.8 Preferred Stocks 0.1 Short-Term Investments and Net Other Assets (Liabilities) 2.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.8 Preferred Stocks - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - 2.1 United States 95.7 China 1.5 Singapore 1.1 Japan 0.9 Taiwan 0.5 United Kingdom 0.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 95.7 China - 1.5 Singapore - 1.1 Japan - 0.9 Taiwan - 0.5 United Kingdom - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Meta Platforms Inc Class A 25.0 Alphabet Inc Class A 20.2 Netflix Inc 5.0 Walt Disney Co/The 5.0 T-Mobile US Inc 4.9 AT&T Inc 4.9 Amazon.com Inc 3.1 Take-Two Interactive Software Inc 2.6 Warner Bros Discovery Inc 2.3 Charter Communications Inc Class A 2.2 75.2
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Select Leisure Portfolio
Shareholder Report [Line Items]
Fund Name	Leisure Portfolio
Class Name	Leisure Portfolio
Trading Symbol	FDLSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Leisure Portfolio for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Leisure Portfolio	$ 76	0.69%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending February 28, 2025, driven by strong corporate profits, the potential for artificial intelligence and the Federal Reserve's pivot to cutting interest rates.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the MSCI U.S. IMI Consumer Services 25/50 Index for the fiscal year, especially within restaurants. Stock picking in hotels, resorts & cruise lines also boosted relative performance, along with positioning in leisure facilities.
•The top individual relative contributor was an overweight in Dutch Bros (+177%), and we reduced our stake. The second-largest relative contributor was our stake in Brinker International (+249%), and we decreased our holdings. Our stake in DraftKings (+3%) also contributed, and we increased our stake this period.
•In contrast, the biggest detractor from performance versus the industry index was security selection in leisure products. An overweight in casinos & gaming also hampered the fund's result, as did stock selection in packaged foods & meats.
•The fund's non-index stake in Restaurant Brands International (-14%) was the biggest individual relative detractor. A non-index stake in BRP (-40%) and was the second-largest relative detractor. An overweight in Caesars Entertainment (-23%) also hurt.
•On February 7, 2025, Peter Belisle assumed co-management responsibilities for the fund, joining Co-Manager Kevin Francfort.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE February 28, 2015 through February 28, 2025. Initial investment of $10,000. Leisure Portfolio $10,000 $9,652 $10,739 $13,396 $13,996 $14,243 $20,125 $21,642 $21,595 $26,663 $32,504 MSCI U.S. IMI Consumer Services 25-50 Index $10,000 $10,080 $11,653 $14,622 $15,767 $16,023 $20,896 $20,621 $20,582 $25,230 $29,947 S&P 500® Index $10,000 $9,381 $11,724 $13,729 $14,371 $15,549 $20,414 $23,759 $21,932 $28,611 $33,877 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Leisure Portfolio 21.91% 17.94% 12.51% MSCI U.S. IMI Consumer Services 25-50 Index 18.70% 13.32% 11.59% S&P 500® Index 18.41% 16.85% 12.98% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 722,054,735
Holdings Count | shares	36
Advisory Fees Paid, Amount	$ 4,451,317
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2025)
KEY FACTS
Fund Size	$722,054,735
Number of Holdings	36
Total Advisory Fee	$4,451,317
Portfolio Turnover	43%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Hotels, Restaurants & Leisure 94.0 Diversified Consumer Services 3.8 Leisure Products 0.9 Consumer Staples Distribution & Retail 0.8 Common Stocks 99.5 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.5 Short-Term Investments and Net Other Assets (Liabilities) - 0.5 United States 95.8 Canada 2.8 United Kingdom 1.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 95.8 Canada - 2.8 United Kingdom - 1.4
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) McDonald's Corp 14.0 Starbucks Corp 10.0 Booking Holdings Inc 9.9 Hilton Worldwide Holdings Inc 7.3 Marriott International Inc/MD Class A1 5.3 Royal Caribbean Cruises Ltd 4.8 Airbnb Inc Class A 4.6 Chipotle Mexican Grill Inc 4.4 Yum! Brands Inc 3.6 Carnival Corp 3.3 67.2
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Select Biotechnology Portfolio
Shareholder Report [Line Items]
Fund Name	Biotechnology Portfolio
Class Name	Biotechnology Portfolio
Trading Symbol	FBIOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Biotechnology Portfolio for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Biotechnology Portfolio	$ 64	0.63%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.63%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending February 28, 2025, driven by strong corporate profits, the potential for artificial intelligence and the Federal Reserve's pivot to cutting interest rates.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the MSCI US IMI Biotechnology 25/50 Index for the fiscal year, especially within biotechnology. Also hurting our result was modest out-of-index exposure to life sciences tools & services and health care technology.
•Looking at market capitalization groups, underweighting the larger-cap segments of the MSCI index and overweighting the smaller-cap groups hurt relative performance.
•The biggest individual relative detractor by far was an underweight in AbbVie (+23%). The stock was the fund's largest holding. A second notable relative detractor was an underweight in Gilead Sciences (+65%). The company was one of the fund's biggest holdings. An underweight in Amgen (+16%) also detracted. The company was among our biggest positions.
•In contrast, the primary contributor to performance versus the industry index was a non-index allocation to pharmaceuticals. Out-of-index exposure to health care services also boosted the fund's relative result.
•The top individual relative contributor was a non-index stake in Longboard Pharmaceuticals (+166%). The stock was not held at period end. A second notable relative contributor was an overweight in Summit Therapeutics (+364%). An underweight in Biogen (-35%) also helped. The stock was not held at period end.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE February 28, 2015 through February 28, 2025. Initial investment of $10,000. Biotechnology Portfolio $10,000 $6,965 $9,032 $10,571 $10,523 $11,425 $16,835 $11,870 $12,005 $14,766 $15,020 MSCI U.S. IMI Biotechnology 25-50 Index $10,000 $7,803 $9,562 $11,599 $11,162 $11,711 $15,453 $14,256 $15,762 $18,131 $19,376 S&P 500® Index $10,000 $9,381 $11,724 $13,729 $14,371 $15,549 $20,414 $23,759 $21,932 $28,611 $33,877 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Biotechnology Portfolio 1.72% 5.62% 4.15% MSCI U.S. IMI Biotechnology 25-50 Index 6.87% 10.59% 6.84% S&P 500® Index 18.41% 16.85% 12.98% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 4,272,932,392
Holdings Count | shares	183
Advisory Fees Paid, Amount	$ 29,012,387
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2025)
KEY FACTS
Fund Size	$4,272,932,392
Number of Holdings	183
Total Advisory Fee	$29,012,387
Portfolio Turnover	38%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Biotechnology 92.5 Pharmaceuticals 6.6 Health Care Providers & Services 0.7 Health Care Technology 0.2 Life Sciences Tools & Services 0.0 Health Care Equipment & Supplies 0.0 Consumer Staples Distribution & Retail 0.0 Common Stocks 98.5 Preferred Stocks 1.5 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.5 Preferred Stocks - 1.5 Short-Term Investments and Net Other Assets (Liabilities) - 0.0 United States 86.8 Denmark 4.1 Netherlands 3.7 Belgium 2.3 Switzerland 0.8 United Kingdom 0.5 Canada 0.5 Germany 0.5 Ireland 0.4 Others 0.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 86.8 Denmark - 4.1 Netherlands - 3.7 Belgium - 2.3 Switzerland - 0.8 United Kingdom - 0.5 Canada - 0.5 Germany - 0.5 Ireland - 0.4 Others - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) AbbVie Inc 15.1 Amgen Inc 9.5 Krystal Biotech Inc 7.9 Vertex Pharmaceuticals Inc 4.6 Gilead Sciences Inc 4.4 Alnylam Pharmaceuticals Inc 4.0 Argenx SE ADR 2.6 Regeneron Pharmaceuticals Inc 2.5 Ascendis Pharma A/S ADR 2.4 UCB SA 2.3 55.3
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Select Technology Portfolio
Shareholder Report [Line Items]
Fund Name	Technology Portfolio
Class Name	Technology Portfolio
Trading Symbol	FSPTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Technology Portfolio for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Technology Portfolio	$ 67	0.62%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending February 28, 2025, driven by strong corporate profits, the potential for artificial intelligence and the Federal Reserve's pivot to cutting interest rates.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the MSCI U.S. IMI Information Technology 25/50 Index for the fiscal year, especially within semiconductors. Also hurting our result was out-of-index exposure to passenger ground transportation and stock picking in internet services & infrastructure.
•The largest individual relative detractor was an overweight in ON Semiconductor (-41%). The company was one of our largest holdings. A second notable relative detractor was our non-index stake in GlobalFoundries (-29%). The company was one of the fund's biggest holdings this period. Another notable relative detractor was an underweight in Broadcom (+55%).
•In contrast, the primary contributor to performance versus the sector index was an overweight in semiconductors. Stock picks and an underweight in semiconductor materials & equipment also boosted the fund's relative performance. Also contributing to our result was an underweight in systems software.
•The top individual relative contributor was an overweight in Nvidia (+58%). The company was the fund's largest holding. Not owning Advanced Micro Devices, an index component that returned -48%, was the second-largest relative contributor. Not owning Intel, an index component that returned approximately -44%, was another notable relative contributor.
•Notable changes in positioning include decreased exposure to the systems software industry and a higher allocation to communications equipment.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE February 28, 2015 through February 28, 2025. Initial investment of $10,000. Technology Portfolio $10,000 $9,284 $12,860 $18,481 $17,921 $23,220 $39,444 $40,197 $33,994 $52,742 $61,134 MSCI U.S. IMI Information Technology 25-50 Index $10,000 $9,387 $12,545 $16,923 $18,179 $22,460 $34,418 $39,316 $34,606 $51,304 $59,639 S&P 500® Index $10,000 $9,381 $11,724 $13,729 $14,371 $15,549 $20,414 $23,759 $21,932 $28,611 $33,877 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Technology Portfolio 15.91% 21.36% 19.85% MSCI U.S. IMI Information Technology 25-50 Index 16.25% 21.57% 19.55% S&P 500® Index 18.41% 16.85% 12.98% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 16,063,566,477
Holdings Count | shares	100
Advisory Fees Paid, Amount	$ 97,608,234
Investment Company Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2025)
KEY FACTS
Fund Size	$16,063,566,477
Number of Holdings	100
Total Advisory Fee	$97,608,234
Portfolio Turnover	44%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Semiconductors & Semiconductor Equipment 41.8 Software 22.3 Technology Hardware, Storage & Peripherals 18.9 IT Services 6.0 Communications Equipment 4.2 Broadline Retail 2.0 Ground Transportation 1.7 Electronic Equipment, Instruments & Components 1.0 Entertainment 0.9 Others 0.8 Common Stocks 98.0 Preferred Stocks 1.6 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.0 Preferred Stocks - 1.6 Short-Term Investments and Net Other Assets (Liabilities) - 0.4 United States 90.6 China 3.8 Canada 2.5 Taiwan 2.0 Netherlands 0.9 United Kingdom 0.2 Estonia 0.0 Israel 0.0 Korea (South) 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 90.6 China - 3.8 Canada - 2.5 Taiwan - 2.0 Netherlands - 0.9 United Kingdom - 0.2 Estonia - 0.0 Israel - 0.0 Korea (South) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) NVIDIA Corp 21.8 Apple Inc 16.4 Microsoft Corp 9.5 Marvell Technology Inc 4.5 Cisco Systems Inc 4.2 NXP Semiconductors NV 3.7 Servicenow Inc 3.4 ON Semiconductor Corp 2.8 Shopify Inc Class A (United States) 2.5 Okta Inc Class A 2.5 71.3
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Select Software and IT Services Portfolio
Shareholder Report [Line Items]
Fund Name	Software and IT Services Portfolio
Class Name	Software and IT Services Portfolio
Trading Symbol	FSCSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Software and IT Services Portfolio for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Software and IT Services Portfolio	$ 63	0.62%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending February 28, 2025, driven by strong corporate profits, the potential for artificial intelligence and the Federal Reserve's pivot to cutting interest rates.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the MSCI U.S. IMI Software & Services 25/50 Index for the fiscal year, especially within application software. Also hurting our result was security selection in IT consulting & other services and systems software.
•The largest individual relative detractor this period was avoiding Palantir Technologies, an index component that gained approximately 239%. Not owning AppLovin, an index component that gained about 445%, was the second-largest relative detractor. Another notable relative detractor this period was avoiding MicroStrategy, an index component that gained about 150%.
•In contrast, the biggest contributor to performance versus the industry index was stock picking in transaction & payment processing services. Stock selection and an overweight in internet services & infrastructure also boosted relative performance. Also bolstering our relative result was an underweight in systems software.
•The top individual relative contributor was an overweight in Twilio (+99%), and we reduced the fund's holdings. The second-largest relative contributor was an underweight in Accenture (-5%). The company was one of the fund's largest holdings this period. Another notable relative contributor was our non-index stake in Alphabet (+24%). The company was one of our biggest holdings this period, though the position was reduced.
•Notable changes in positioning include increased exposure to the internet services & infrastructure industry and a lower allocation to interactive media & services.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE February 28, 2015 through February 28, 2025. Initial investment of $10,000. Software and IT Services Portfolio $10,000 $9,816 $12,940 $17,697 $19,626 $23,811 $34,717 $35,752 $30,865 $46,133 $46,997 MSCI U.S. IMI Software & Services 25-50 Index $10,000 $10,283 $13,077 $17,772 $20,054 $24,002 $34,023 $34,240 $29,504 $43,181 $47,480 S&P 500® Index $10,000 $9,381 $11,724 $13,729 $14,371 $15,549 $20,414 $23,759 $21,932 $28,611 $33,877 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Software and IT Services Portfolio 1.87% 14.57% 16.74% MSCI U.S. IMI Software & Services 25-50 Index 9.96% 14.62% 16.86% S&P 500® Index 18.41% 16.85% 12.98% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 10,268,025,868
Holdings Count | shares	50
Advisory Fees Paid, Amount	$ 67,342,944
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2025)
KEY FACTS
Fund Size	$10,268,025,868
Number of Holdings	50
Total Advisory Fee	$67,342,944
Portfolio Turnover	14%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Software 74.0 IT Services 16.0 Financial Services 5.6 Interactive Media & Services 3.3 Professional Services 0.2 Common Stocks 99.1 Short-Term Investments and Net Other Assets (Liabilities) 0.9 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.1 Short-Term Investments and Net Other Assets (Liabilities) - 0.9 United States 96.3 Ireland 2.3 France 1.1 Canada 0.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 96.3 Ireland - 2.3 France - 1.1 Canada - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Microsoft Corp 24.6 Salesforce Inc 8.7 Adobe Inc 6.3 Autodesk Inc 3.3 Workday Inc Class A 2.6 Palo Alto Networks Inc 2.6 Intuit Inc 2.5 HubSpot Inc 2.4 Oracle Corp 2.3 Atlassian Corp Class A 2.3 57.6
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Communication Services Fund - Class I
Shareholder Report [Line Items]
Fund Name	Communication Services Portfolio
Class Name	Fidelity Advisor® Communication Services Fund Class I
Trading Symbol	FGJMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Communication Services Portfolio for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 80	0.71%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending February 28, 2025, driven by strong corporate profits, the potential for artificial intelligence and the Federal Reserve's pivot to cutting interest rates.
•Against this backdrop, security selection contributed to the fund's performance versus the MSCI U.S. IMI Communication Services 25/50 (Media Linked) Index for the fiscal year, led by interactive home entertainment. Picks in integrated telecommunication services and movies & entertainment also helped.
•The top individual relative contributor was our non-index stake in Sea (+159%), and we decreased our stake this period. The second-largest relative contributor was an underweight in Comcast (-14%), and we decreased our stake this period. A non-index stake in Spotify Technology (+135%) also helped.
•In contrast, the biggest detractor from performance versus the sector index was security selection in alternative carriers. Also hurting our result was non-index exposure to passenger ground transportation and semiconductors.
•The biggest individual relative detractor was our non-index stake in Uber Technologies (-14%). The stock was not held at period end. A second notable relative detractor was an underweight in Fox (+98%), a position we added this period.
•Notable changes in positioning include decreased exposure to the cable & satellite industry and a higher allocation to interactive home entertainment.
•On July 26, 2024, Priyanshu Bakshi assumed co-management responsibilities for the fund, joining Co-Manager Matt Drukker. On December 31, 2024, Matt Drukker came off the fund.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE November 30, 2018 through February 28, 2025. Initial investment of $10,000. Class I $10,000 $10,391 $11,661 $17,644 $16,798 $13,384 $20,365 $25,909 MSCI U.S. IMI Communication Services 25-50 (Media Linked) Index $10,000 $10,165 $11,143 $16,203 $15,274 $11,667 $16,606 $21,023 S&P 500® Index $10,000 $10,142 $10,972 $14,406 $16,767 $15,477 $20,190 $23,907 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class I 27.22% 17.31% 16.45% MSCI U.S. IMI Communication Services 25-50 (Media Linked) Index 26.60% 13.54% 12.62% S&P 500® Index 18.41% 16.85% 14.96% A From November 30, 2018 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Nov. 30, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,887,809,083
Holdings Count | shares	42
Advisory Fees Paid, Amount	$ 10,666,617
Investment Company Portfolio Turnover	83.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2025)
KEY FACTS
Fund Size	$1,887,809,083
Number of Holdings	42
Total Advisory Fee	$10,666,617
Portfolio Turnover	83%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Interactive Media & Services 47.2 Entertainment 26.4 Media 6.4 Diversified Telecommunication Services 5.6 Wireless Telecommunication Services 4.9 Broadline Retail 4.6 Semiconductors & Semiconductor Equipment 2.2 Capital Markets 0.4 Automobiles 0.1 Others 0.1 Common Stocks 97.8 Preferred Stocks 0.1 Short-Term Investments and Net Other Assets (Liabilities) 2.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.8 Preferred Stocks - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - 2.1 United States 95.7 China 1.5 Singapore 1.1 Japan 0.9 Taiwan 0.5 United Kingdom 0.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 95.7 China - 1.5 Singapore - 1.1 Japan - 0.9 Taiwan - 0.5 United Kingdom - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Meta Platforms Inc Class A 25.0 Alphabet Inc Class A 20.2 Netflix Inc 5.0 Walt Disney Co/The 5.0 T-Mobile US Inc 4.9 AT&T Inc 4.9 Amazon.com Inc 3.1 Take-Two Interactive Software Inc 2.6 Warner Bros Discovery Inc 2.3 Charter Communications Inc Class A 2.2 75.2
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Select Materials Portfolio
Shareholder Report [Line Items]
Fund Name	Materials Portfolio
Class Name	Materials Portfolio
Trading Symbol	FSDPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Materials Portfolio for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Materials Portfolio	$ 69	0.69%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending February 28, 2025, driven by strong corporate profits, the potential for artificial intelligence and the Federal Reserve's pivot to cutting interest rates.
•Against this backdrop, market selection was the primary detractor from the fund's performance versus the MSCI US IMI Materials 25/50 Linked Index for the fiscal year, especially an overweight in commodity chemicals. Also hurting our result were an overweight in diversified chemicals and an underweight in gold.
•The largest individual relative detractor was an overweight in Tronox Holdings (-45%). This period we notably decreased our investment. The second-largest relative detractor was an underweight in Newmont (+40%). This was a stake we established this period. Our investment in Dow (-28%) also hurt. The stock was among the fund's largest holdings this period but was not held at period end.
•In contrast, the biggest contributor to performance versus the sector index was stock selection in specialty chemicals. Picks in gold and copper also boosted the fund's relative performance.
•The top individual relative contributor was an underweight in Celanese (-66%). The stock was not in the portfolio at period end. The second-largest relative contributor was an overweight in Ecolab (+21%). The stock was one of our biggest holdings. A non-index stake in Wheaton Precious Metals gained 69% and notably helped; this period we increased our stake.
•The fund's international holdings contributed overall, despite a broadly stronger U.S. dollar.
•Notable changes in positioning include higher allocations to the gold and paper & plastic packaging products & materials industries.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE February 28, 2015 through February 28, 2025. Initial investment of $10,000. Materials Portfolio $10,000 $8,019 $10,466 $12,032 $10,547 $9,116 $13,462 $16,017 $16,124 $16,634 $16,673 MSCI U.S. IMI Materials 25-50 Index $10,000 $8,210 $11,022 $12,643 $11,832 $11,201 $16,054 $18,757 $18,879 $20,490 $21,220 S&P 500® Index $10,000 $9,381 $11,724 $13,729 $14,371 $15,549 $20,414 $23,759 $21,932 $28,611 $33,877 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Materials Portfolio 0.24% 12.84% 5.25% MSCI U.S. IMI Materials 25-50 Index 3.57% 13.63% 7.81% S&P 500® Index 18.41% 16.85% 12.98% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 757,001,120
Holdings Count | shares	45
Advisory Fees Paid, Amount	$ 5,679,025
Investment Company Portfolio Turnover	65.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2025)
KEY FACTS
Fund Size	$757,001,120
Number of Holdings	45
Total Advisory Fee	$5,679,025
Portfolio Turnover	65%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Chemicals 55.2 Metals & Mining 21.9 Containers & Packaging 12.9 Construction Materials 9.3 Paper & Forest Products 0.2 Common Stocks 99.5 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.5 Short-Term Investments and Net Other Assets (Liabilities) - 0.5 United States 86.4 Canada 6.6 Brazil 2.8 Zambia 2.4 Congo Democratic Republic Of 1.6 Germany 0.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 86.4 Canada - 6.6 Brazil - 2.8 Zambia - 2.4 Congo Democratic Republic Of - 1.6 Germany - 0.2
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Linde PLC 17.9 Ecolab Inc 9.2 Air Products and Chemicals Inc 6.3 International Paper Co 4.5 Corteva Inc 4.3 CRH PLC 3.9 AptarGroup Inc 3.8 Axalta Coating Systems Ltd 3.4 Balchem Corp 3.2 Nucor Corp 3.2 59.7
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Select Gold Portfolio
Shareholder Report [Line Items]
Fund Name	Gold Portfolio
Class Name	Gold Portfolio
Trading Symbol	FSAGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Gold Portfolio for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Gold Portfolio	$ 87	0.68%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending February 28, 2025, driven by strong corporate profits, the potential for artificial intelligence and the Federal Reserve's pivot to cutting interest rates.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the S&P Global BMI Gold Capped 20/45 Linked Index for the fiscal year, led by choices in the gold industry. An out-of-index allocation to outperforming silver producers also boosted relative performance.
•The fund's top individual relative contributor was an overweight in Agnico Eagle Mines (+104%). We trimmed our stake in Agnico, but it was the fund's largest holding at period end. A second notable relative contributor was our non-index stake in Gatos Silver (+137%). The stock was not held at period end. An overweight in Lundin Gold (+142%) also meaningfully contributed, and although we trimmed the position this period, the company was one of the fund's largest holdings as of February 28.
•In contrast, the primary detractor from the fund's performance versus the industry index was non-index exposure to the diversified metals & mining, precious metals & minerals and diversified financial services groups.
•The biggest individual relative detractor was an underweight in Kinross Gold (+122%). A second notable relative detractor was our non-index stake in Ascot Resources (-84%). Another notable relative detractor was our larger-than-index stake in I-80 Gold (-63%). Both I-80 Gold and Ascot Resources were not held at period end.
•During the period, Ryan Oldham and Boris Shepov assumed co-management responsibilities for the fund, ultimately replacing Colin Anderson.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE February 28, 2015 through February 28, 2025. Initial investment of $10,000. Gold Portfolio $10,000 $9,795 $11,791 $10,556 $10,719 $12,605 $14,743 $16,322 $13,193 $11,639 $18,245 S&P® Global BMI Gold Capped 20/45 Linked Index $10,000 $9,763 $11,899 $11,061 $11,782 $14,646 $17,612 $19,604 $15,769 $15,663 $23,947 S&P 500® Index $10,000 $9,381 $11,724 $13,729 $14,371 $15,549 $20,414 $23,759 $21,932 $28,611 $33,877 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Gold Portfolio 56.75% 7.68% 6.20% S&P® Global BMI Gold Capped 20/45 Linked Index 52.89% 10.33% 9.13% S&P 500® Index 18.41% 16.85% 12.98% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,574,667,911
Holdings Count | shares	56
Advisory Fees Paid, Amount	$ 9,281,989
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2025)
KEY FACTS
Fund Size	$1,574,667,911
Number of Holdings	56
Total Advisory Fee	$9,281,989
Portfolio Turnover	17%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Metals & Mining* 98.6 Financial Services 0.0 *Includes gold bullion and/or silver bullion. Common Stocks 97.6 Other Investments 1.0 Short-Term Investments and Net Other Assets (Liabilities) 1.4 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.6 Other Investments - 1.0 Short-Term Investments and Net Other Assets (Liabilities) - 1.4 Canada 63.6 United States 12.2 Brazil 10.7 Australia 6.2 United Kingdom 2.8 South Africa 2.1 China 1.5 Burkina Faso 0.9 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Canada - 63.6 United States - 12.2 Brazil - 10.7 Australia - 6.2 United Kingdom - 2.8 South Africa - 2.1 China - 1.5 Burkina Faso - 0.9
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Agnico Eagle Mines Ltd/CA 16.0 Franco-Nevada Corp 11.8 Wheaton Precious Metals Corp 10.7 Newmont Corp 8.4 Alamos Gold Inc Class A 4.9 Barrick Gold Corp 4.0 Osisko Gold Royalties Ltd 3.8 Northern Star Resources Ltd 3.8 Anglogold Ashanti Plc 2.8 Orla Mining Ltd 2.8 69.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Materials Fund - Class I
Shareholder Report [Line Items]
Fund Name	Materials Portfolio
Class Name	Fidelity Advisor® Materials Fund Class I
Trading Symbol	FMFEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Materials Portfolio for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 72	0.72%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending February 28, 2025, driven by strong corporate profits, the potential for artificial intelligence and the Federal Reserve's pivot to cutting interest rates.
•Against this backdrop, market selection was the primary detractor from the fund's performance versus the MSCI US IMI Materials 25/50 Linked Index for the fiscal year, especially an overweight in commodity chemicals. Also hurting our result were an overweight in diversified chemicals and an underweight in gold.
•The largest individual relative detractor was an overweight in Tronox Holdings (-45%). This period we notably decreased our investment. The second-largest relative detractor was an underweight in Newmont (+40%). This was a stake we established this period. Our investment in Dow (-28%) also hurt. The stock was among the fund's largest holdings this period but was not held at period end.
•In contrast, the biggest contributor to performance versus the sector index was stock selection in specialty chemicals. Picks in gold and copper also boosted the fund's relative performance.
•The top individual relative contributor was an underweight in Celanese (-66%). The stock was not in the portfolio at period end. The second-largest relative contributor was an overweight in Ecolab (+21%). The stock was one of our biggest holdings. A non-index stake in Wheaton Precious Metals gained 69% and notably helped; this period we increased our stake.
•The fund's international holdings contributed overall, despite a broadly stronger U.S. dollar.
•Notable changes in positioning include higher allocations to the gold and paper & plastic packaging products & materials industries.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE February 28, 2015 through February 28, 2025. Initial investment of $10,000. Class I $10,000 $8,021 $10,472 $12,040 $10,554 $9,124 $13,475 $16,032 $16,139 $16,649 $16,684 MSCI U.S. IMI Materials 25-50 Index $10,000 $8,210 $11,022 $12,643 $11,832 $11,201 $16,054 $18,757 $18,879 $20,490 $21,220 S&P 500® Index $10,000 $9,381 $11,724 $13,729 $14,371 $15,549 $20,414 $23,759 $21,932 $28,611 $33,877 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class I 0.21% 12.83% 5.25% MSCI U.S. IMI Materials 25-50 Index 3.57% 13.63% 7.81% S&P 500® Index 18.41% 16.85% 12.98% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 757,001,120
Holdings Count | shares	45
Advisory Fees Paid, Amount	$ 5,679,025
Investment Company Portfolio Turnover	65.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2025)
KEY FACTS
Fund Size	$757,001,120
Number of Holdings	45
Total Advisory Fee	$5,679,025
Portfolio Turnover	65%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Chemicals 55.2 Metals & Mining 21.9 Containers & Packaging 12.9 Construction Materials 9.3 Paper & Forest Products 0.2 Common Stocks 99.5 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.5 Short-Term Investments and Net Other Assets (Liabilities) - 0.5 United States 86.4 Canada 6.6 Brazil 2.8 Zambia 2.4 Congo Democratic Republic Of 1.6 Germany 0.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 86.4 Canada - 6.6 Brazil - 2.8 Zambia - 2.4 Congo Democratic Republic Of - 1.6 Germany - 0.2
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Linde PLC 17.9 Ecolab Inc 9.2 Air Products and Chemicals Inc 6.3 International Paper Co 4.5 Corteva Inc 4.3 CRH PLC 3.9 AptarGroup Inc 3.8 Axalta Coating Systems Ltd 3.4 Balchem Corp 3.2 Nucor Corp 3.2 59.7
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Materials Fund - Class C
Shareholder Report [Line Items]
Fund Name	Materials Portfolio
Class Name	Fidelity Advisor® Materials Fund Class C
Trading Symbol	FMFCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Materials Portfolio for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 173	1.74%

Expenses Paid, Amount	$ 173
Expense Ratio, Percent	1.74%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending February 28, 2025, driven by strong corporate profits, the potential for artificial intelligence and the Federal Reserve's pivot to cutting interest rates.
•Against this backdrop, market selection was the primary detractor from the fund's performance versus the MSCI US IMI Materials 25/50 Linked Index for the fiscal year, especially an overweight in commodity chemicals. Also hurting our result were an overweight in diversified chemicals and an underweight in gold.
•The largest individual relative detractor was an overweight in Tronox Holdings (-45%). This period we notably decreased our investment. The second-largest relative detractor was an underweight in Newmont (+40%). This was a stake we established this period. Our investment in Dow (-28%) also hurt. The stock was among the fund's largest holdings this period but was not held at period end.
•In contrast, the biggest contributor to performance versus the sector index was stock selection in specialty chemicals. Picks in gold and copper also boosted the fund's relative performance.
•The top individual relative contributor was an underweight in Celanese (-66%). The stock was not in the portfolio at period end. The second-largest relative contributor was an overweight in Ecolab (+21%). The stock was one of our biggest holdings. A non-index stake in Wheaton Precious Metals gained 69% and notably helped; this period we increased our stake.
•The fund's international holdings contributed overall, despite a broadly stronger U.S. dollar.
•Notable changes in positioning include higher allocations to the gold and paper & plastic packaging products & materials industries.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE February 28, 2015 through February 28, 2025. Initial investment of $10,000. Class C $10,000 $7,939 $10,258 $11,672 $10,126 $8,663 $12,663 $14,911 $14,858 $15,286 $15,278 MSCI U.S. IMI Materials 25-50 Index $10,000 $8,210 $11,022 $12,643 $11,832 $11,201 $16,054 $18,757 $18,879 $20,490 $21,220 S&P 500® Index $10,000 $9,381 $11,724 $13,729 $14,371 $15,549 $20,414 $23,759 $21,932 $28,611 $33,877 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class C (incl. contingent deferred sales charge) -1.69% 11.68% 4.33% Class C -0.80% 11.68% 4.33% MSCI U.S. IMI Materials 25-50 Index 3.57% 13.63% 7.81% S&P 500® Index 18.41% 16.85% 12.98% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 757,001,120
Holdings Count | shares	45
Advisory Fees Paid, Amount	$ 5,679,025
Investment Company Portfolio Turnover	65.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2025)
KEY FACTS
Fund Size	$757,001,120
Number of Holdings	45
Total Advisory Fee	$5,679,025
Portfolio Turnover	65%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Chemicals 55.2 Metals & Mining 21.9 Containers & Packaging 12.9 Construction Materials 9.3 Paper & Forest Products 0.2 Common Stocks 99.5 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.5 Short-Term Investments and Net Other Assets (Liabilities) - 0.5 United States 86.4 Canada 6.6 Brazil 2.8 Zambia 2.4 Congo Democratic Republic Of 1.6 Germany 0.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 86.4 Canada - 6.6 Brazil - 2.8 Zambia - 2.4 Congo Democratic Republic Of - 1.6 Germany - 0.2
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Linde PLC 17.9 Ecolab Inc 9.2 Air Products and Chemicals Inc 6.3 International Paper Co 4.5 Corteva Inc 4.3 CRH PLC 3.9 AptarGroup Inc 3.8 Axalta Coating Systems Ltd 3.4 Balchem Corp 3.2 Nucor Corp 3.2 59.7
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Telecommunications Fund - Class C
Shareholder Report [Line Items]
Fund Name	Telecommunications Portfolio
Class Name	Fidelity Advisor® Telecommunications Fund Class C
Trading Symbol	FTUCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Telecommunications Portfolio for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 209	1.80%

Expenses Paid, Amount	$ 209
Expense Ratio, Percent	1.80%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending February 28, 2025, driven by strong corporate profits, the potential for artificial intelligence and the Federal Reserve's pivot to cutting interest rates.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the MSCI IMI TelcomSvc 25/50 (IG) Index for the fiscal year, especially within alternative carriers. Also hurting our result was security selection in cable & satellite and wireless telecommunication services.
•The largest individual relative detractor was an underweight in Lumen Technologies (+191%). This period we decreased our investment in the stock. A non-index stake in Comcast returned -13% and hurt. An overweight in Gogo (-10%) detracted. The stock was among the fund's biggest holdings for the 12 months.
•In contrast, the primary contributors to performance versus the industry index were picks and an underweight in integrated telecommunication services. An overweight in wireless telecommunication services also boosted the fund's relative result.
•The top individual relative contributor was an underweight in Shenandoah Telecom (-42%). This period we increased our stake in the stock. A second notable relative contributor was an overweight in Telephone & Data Systems (+139%). The company was among our biggest holdings. An underweight in Bandwidth.com (-22%) also helped.
•Notable changes in positioning include decreased exposure to cable & satellite.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE February 28, 2015 through February 28, 2025. Initial investment of $10,000. Class C $10,000 $9,943 $11,710 $11,154 $11,411 $12,704 $14,976 $13,931 $12,724 $12,520 $16,765 MSCI U.S. IM Telecommunication Services 25-50 Index $10,000 $10,342 $11,766 $10,833 $10,811 $11,748 $13,136 $12,353 $11,383 $11,298 $16,103 S&P 500® Index $10,000 $9,381 $11,724 $13,729 $14,371 $15,549 $20,414 $23,759 $21,932 $28,611 $33,877 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class C (incl. contingent deferred sales charge) 31.91% 5.39% 5.30% Class C 32.91% 5.39% 5.30% MSCI U.S. IM Telecommunication Services 25-50 Index 42.54% 6.51% 4.88% S&P 500® Index 18.41% 16.85% 12.98% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 220,335,596
Holdings Count | shares	29
Advisory Fees Paid, Amount	$ 1,339,136
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2025)
KEY FACTS
Fund Size	$220,335,596
Number of Holdings	29
Total Advisory Fee	$1,339,136
Portfolio Turnover	40%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Diversified Telecommunication Services 80.0 Wireless Telecommunication Services 11.8 Media 4.2 IT Services 0.6 Specialized REITs 0.2 Construction & Engineering 0.0 Common Stocks 96.8 Short-Term Investments and Net Other Assets (Liabilities) 3.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 96.8 Short-Term Investments and Net Other Assets (Liabilities) - 3.2 United States 92.8 Belgium 3.5 Puerto Rico 3.5 United Kingdom 0.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 92.8 Belgium - 3.5 Puerto Rico - 3.5 United Kingdom - 0.2
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) AT&T Inc 24.6 Verizon Communications Inc 24.0 Iridium Communications Inc 4.7 T-Mobile US Inc 4.6 Cogent Communications Holdings Inc 4.2 Frontier Communications Parent Inc 4.0 Liberty Global Ltd Class C 3.5 Liberty Latin America Ltd Class C 3.5 Telephone and Data Systems Inc 3.4 Globalstar Inc 3.0 79.5
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Select Semiconductors Portfolio
Shareholder Report [Line Items]
Fund Name	Semiconductors Portfolio
Class Name	Semiconductors Portfolio
Trading Symbol	FSELX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Semiconductors Portfolio for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Semiconductors Portfolio	$ 66	0.62%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending February 28, 2025, driven by strong corporate profits, the potential for artificial intelligence and the Federal Reserve's pivot to cutting interest rates.
•Against this backdrop, security selection and market selection both contributed meaningfully to the fund's performance versus the MSCI US IMI Semiconductors & Semiconductor Equipment 25/50 Index for the fiscal year, led by semiconductor materials & equipment. Stock picking in semiconductors also boosted the fund's relative performance.
•The top individual relative contributor was an underweight in Advanced Micro Devices (-48%). The stock was not held at period end. Not owning Intel, an index component that returned about -44%, was the second-largest relative contributor. A non-index stake in Taiwan Semiconductor Manufacturing gained 39% and notably helped. The stock was among the fund's largest holdings.
•In contrast, the biggest detractor from performance versus the industry index was stock picking in technology hardware, storage & peripherals. Also hurting our result was security selection in communications equipment and electronic components. Lastly, the fund's position in cash detracted.
•The biggest individual relative detractor was an underweight in Broadcom (+55%). The company was among our biggest holdings at period end. A second notable relative detractor was an overweight in ON Semiconductor (-40%). The company was one of our biggest holdings. Another notable relative detractor was our non-index stake in GlobalFoundries (-29%). The stock was one of the fund's biggest holdings.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE February 28, 2015 through February 28, 2025. Initial investment of $10,000. Semiconductors Portfolio $10,000 $8,956 $13,594 $18,244 $18,278 $23,032 $39,264 $48,910 $47,487 $80,413 $89,435 MSCI U.S. IMI Semiconductors & Semiconductor Equipment 25-50 Index $10,000 $9,044 $13,485 $18,452 $18,337 $22,601 $39,250 $47,741 $43,439 $79,408 $86,519 S&P 500® Index $10,000 $9,381 $11,724 $13,729 $14,371 $15,549 $20,414 $23,759 $21,932 $28,611 $33,877 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Semiconductors Portfolio 11.22% 31.17% 24.49% MSCI U.S. IMI Semiconductors & Semiconductor Equipment 25-50 Index 8.95% 30.80% 24.08% S&P 500® Index 18.41% 16.85% 12.98% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 19,224,450,881
Holdings Count | shares	56
Advisory Fees Paid, Amount	$ 119,696,578
Investment Company Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2025)
KEY FACTS
Fund Size	$19,224,450,881
Number of Holdings	56
Total Advisory Fee	$119,696,578
Portfolio Turnover	59%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Semiconductors & Semiconductor Equipment 90.4 Technology Hardware, Storage & Peripherals 3.7 Software 0.7 Communications Equipment 0.4 Electronic Equipment, Instruments & Components 0.4 Financial Services 0.1 Electrical Equipment 0.0 Metals & Mining 0.0 Common Stocks 95.1 Preferred Stocks 0.6 Preferred Securities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 4.3 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 95.1 Preferred Stocks - 0.6 Preferred Securities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 4.3 United States 79.9 Taiwan 8.6 China 4.8 Netherlands 3.0 Israel 2.2 Japan 1.5 Canada 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 79.9 Taiwan - 8.6 China - 4.8 Netherlands - 3.0 Israel - 2.2 Japan - 1.5 Canada - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) NVIDIA Corp 25.1 Taiwan Semiconductor Manufacturing Co Ltd ADR 8.3 Broadcom Inc 8.0 Marvell Technology Inc 7.0 Micron Technology Inc 4.9 Lam Research Corp 4.9 Monolithic Power Systems Inc 4.9 ON Semiconductor Corp 4.9 NXP Semiconductors NV 4.8 GlobalFoundries Inc 4.5 77.3
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Telecommunications Fund - Class A
Shareholder Report [Line Items]
Fund Name	Telecommunications Portfolio
Class Name	Fidelity Advisor® Telecommunications Fund Class A
Trading Symbol	FTUAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Telecommunications Portfolio for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 123	1.05%

Expenses Paid, Amount	$ 123
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending February 28, 2025, driven by strong corporate profits, the potential for artificial intelligence and the Federal Reserve's pivot to cutting interest rates.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the MSCI IMI TelcomSvc 25/50 (IG) Index for the fiscal year, especially within alternative carriers. Also hurting our result was security selection in cable & satellite and wireless telecommunication services.
•The largest individual relative detractor was an underweight in Lumen Technologies (+191%). This period we decreased our investment in the stock. A non-index stake in Comcast returned -13% and hurt. An overweight in Gogo (-10%) detracted. The stock was among the fund's biggest holdings for the 12 months.
•In contrast, the primary contributors to performance versus the industry index were picks and an underweight in integrated telecommunication services. An overweight in wireless telecommunication services also boosted the fund's relative result.
•The top individual relative contributor was an underweight in Shenandoah Telecom (-42%). This period we increased our stake in the stock. A second notable relative contributor was an overweight in Telephone & Data Systems (+139%). The company was among our biggest holdings. An underweight in Bandwidth.com (-22%) also helped.
•Notable changes in positioning include decreased exposure to cable & satellite.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE February 28, 2015 through February 28, 2025. Initial investment of $10,000 and the current sales charge was paid. Class A $9,425 $9,440 $11,200 $10,746 $11,071 $12,413 $14,740 $13,815 $12,712 $12,509 $16,750 MSCI U.S. IM Telecommunication Services 25-50 Index $10,000 $10,342 $11,766 $10,833 $10,811 $11,748 $13,136 $12,353 $11,383 $11,298 $16,103 S&P 500® Index $10,000 $9,381 $11,724 $13,729 $14,371 $15,549 $20,414 $23,759 $21,932 $28,611 $33,877 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class A (incl. 5.75% sales charge) 26.21% 4.93% 5.29% Class A (without 5.75% sales charge) 33.91% 6.18% 5.92% MSCI U.S. IM Telecommunication Services 25-50 Index 42.54% 6.51% 4.88% S&P 500® Index 18.41% 16.85% 12.98% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 220,335,596
Holdings Count | shares	29
Advisory Fees Paid, Amount	$ 1,339,136
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2025)
KEY FACTS
Fund Size	$220,335,596
Number of Holdings	29
Total Advisory Fee	$1,339,136
Portfolio Turnover	40%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Diversified Telecommunication Services 80.0 Wireless Telecommunication Services 11.8 Media 4.2 IT Services 0.6 Specialized REITs 0.2 Construction & Engineering 0.0 Common Stocks 96.8 Short-Term Investments and Net Other Assets (Liabilities) 3.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 96.8 Short-Term Investments and Net Other Assets (Liabilities) - 3.2 United States 92.8 Belgium 3.5 Puerto Rico 3.5 United Kingdom 0.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 92.8 Belgium - 3.5 Puerto Rico - 3.5 United Kingdom - 0.2
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) AT&T Inc 24.6 Verizon Communications Inc 24.0 Iridium Communications Inc 4.7 T-Mobile US Inc 4.6 Cogent Communications Holdings Inc 4.2 Frontier Communications Parent Inc 4.0 Liberty Global Ltd Class C 3.5 Liberty Latin America Ltd Class C 3.5 Telephone and Data Systems Inc 3.4 Globalstar Inc 3.0 79.5
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Materials Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Materials Portfolio
Class Name	Fidelity Advisor® Materials Fund Class Z
Trading Symbol	FIJFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Materials Portfolio for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 58	0.58%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.58%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending February 28, 2025, driven by strong corporate profits, the potential for artificial intelligence and the Federal Reserve's pivot to cutting interest rates.
•Against this backdrop, market selection was the primary detractor from the fund's performance versus the MSCI US IMI Materials 25/50 Linked Index for the fiscal year, especially an overweight in commodity chemicals. Also hurting our result were an overweight in diversified chemicals and an underweight in gold.
•The largest individual relative detractor was an overweight in Tronox Holdings (-45%). This period we notably decreased our investment. The second-largest relative detractor was an underweight in Newmont (+40%). This was a stake we established this period. Our investment in Dow (-28%) also hurt. The stock was among the fund's largest holdings this period but was not held at period end.
•In contrast, the biggest contributor to performance versus the sector index was stock selection in specialty chemicals. Picks in gold and copper also boosted the fund's relative performance.
•The top individual relative contributor was an underweight in Celanese (-66%). The stock was not in the portfolio at period end. The second-largest relative contributor was an overweight in Ecolab (+21%). The stock was one of our biggest holdings. A non-index stake in Wheaton Precious Metals gained 69% and notably helped; this period we increased our stake.
•The fund's international holdings contributed overall, despite a broadly stronger U.S. dollar.
•Notable changes in positioning include higher allocations to the gold and paper & plastic packaging products & materials industries.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE October 2, 2018 through February 28, 2025. Initial investment of $10,000. Class Z $10,000 $9,265 $8,021 $11,865 $14,135 $14,249 $14,722 $14,773 MSCI U.S. IMI Materials 25-50 Index $10,000 $9,364 $8,865 $12,706 $14,845 $14,942 $16,216 $16,795 S&P 500® Index $10,000 $9,609 $10,397 $13,650 $15,887 $14,665 $19,131 $22,652 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class Z 0.35% 12.99% 6.27% MSCI U.S. IMI Materials 25-50 Index 3.57% 13.63% 8.42% S&P 500® Index 18.41% 16.85% 13.60% A From October 2, 2018 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Oct. 02, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 757,001,120
Holdings Count | shares	45
Advisory Fees Paid, Amount	$ 5,679,025
Investment Company Portfolio Turnover	65.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2025)
KEY FACTS
Fund Size	$757,001,120
Number of Holdings	45
Total Advisory Fee	$5,679,025
Portfolio Turnover	65%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Chemicals 55.2 Metals & Mining 21.9 Containers & Packaging 12.9 Construction Materials 9.3 Paper & Forest Products 0.2 Common Stocks 99.5 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.5 Short-Term Investments and Net Other Assets (Liabilities) - 0.5 United States 86.4 Canada 6.6 Brazil 2.8 Zambia 2.4 Congo Democratic Republic Of 1.6 Germany 0.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 86.4 Canada - 6.6 Brazil - 2.8 Zambia - 2.4 Congo Democratic Republic Of - 1.6 Germany - 0.2
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Linde PLC 17.9 Ecolab Inc 9.2 Air Products and Chemicals Inc 6.3 International Paper Co 4.5 Corteva Inc 4.3 CRH PLC 3.9 AptarGroup Inc 3.8 Axalta Coating Systems Ltd 3.4 Balchem Corp 3.2 Nucor Corp 3.2 59.7
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Select Chemicals Portfolio
Shareholder Report [Line Items]
Fund Name	Chemicals Portfolio
Class Name	Chemicals Portfolio
Trading Symbol	FSCHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Chemicals Portfolio for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Chemicals Portfolio	$ 68	0.69%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Although U.S. equities gained for the 12 months ending February 28, 2025, as measured by the S&P 500® index, chemical stocks considerably lagged due to weak demand, as higher-for-longer interest rates and uncertainty about tariffs clouded the business outlook.
•Against this backdrop, security selection and market selection were the primary detractors to the fund's performance versus the MSCI US IMI Chemicals 25/50 Linked Index for the fiscal year, led by commodity chemicals. An overweight in diversified chemicals also hampered the fund's result. Also hurting our result were picks in specialty chemicals.
•The biggest individual relative detractor was our stake in Celanese (-65%). This period we decreased our stake in Celanese. A second notable relative detractor was an overweight in Orion (-38%). Another notable relative detractor was an overweight in Olin (-52%).
•In contrast, the primary contributors to performance versus the industry index were picks and an overweight in industrial gases. Stock selection in fertilizers & agricultural chemicals also boosted the fund's relative performance.
•Not owning Dow, an index component that returned about -28%, was the top individual relative contributor. The second-largest relative contributor was an overweight in Air Products & Chemicals (+39%). The company was among the fund's largest holdings. An overweight in Axalta Coating Systems (+11%) also contributed. The stock was one of our biggest holdings.
•Notable changes in positioning include a lower allocation to commodity chemicals.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE February 28, 2015 through February 28, 2025. Initial investment of $10,000. Chemicals Portfolio $10,000 $8,554 $11,806 $13,731 $12,207 $10,055 $14,243 $16,649 $16,832 $17,800 $17,405 MSCI U.S. IMI Chemicals 25-50 Index $10,000 $8,364 $11,157 $12,910 $12,351 $11,383 $16,105 $17,905 $18,670 $20,024 $20,005 S&P 500® Index $10,000 $9,381 $11,724 $13,729 $14,371 $15,549 $20,414 $23,759 $21,932 $28,611 $33,877 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Chemicals Portfolio -2.22% 11.60% 5.70% MSCI U.S. IMI Chemicals 25-50 Index -0.10% 11.94% 7.18% S&P 500® Index 18.41% 16.85% 12.98% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 510,869,206
Holdings Count | shares	26
Advisory Fees Paid, Amount	$ 3,941,623
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2025)
KEY FACTS
Fund Size	$510,869,206
Number of Holdings	26
Total Advisory Fee	$3,941,623
Portfolio Turnover	6%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Chemicals 96.3 Common Stocks 96.3 Short-Term Investments and Net Other Assets (Liabilities) 3.7 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 96.3 Short-Term Investments and Net Other Assets (Liabilities) - 3.7 United States 97.8 Germany 2.2 Argentina 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 97.8 Germany - 2.2 Argentina - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Linde PLC 24.9 Sherwin-Williams Co/The 13.2 Air Products and Chemicals Inc 8.9 Axalta Coating Systems Ltd 4.9 Element Solutions Inc 4.9 Ecolab Inc 4.9 Corteva Inc 4.7 DuPont de Nemours Inc 4.7 Westlake Corp 3.1 Chemours Co/The 2.9 77.1
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Select Retailing Portfolio
Shareholder Report [Line Items]
Fund Name	Retailing Portfolio
Class Name	Retailing Portfolio
Trading Symbol	FSRPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Retailing Portfolio for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retailing Portfolio	$ 68	0.64%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending February 28, 2025, driven by strong corporate profits, the potential for artificial intelligence and the Federal Reserve's pivot to cutting interest rates.
•Against this backdrop, both security and market selection were the primary detractors from the fund's performance versus the MSCI U.S. IMI Multi-Sector Retailing 25/50 Linked Index for the fiscal year, especially apparel, accessories & luxury goods stocks. Picks and an underweight in the consumer staples merchandise retail category hampered the fund's result as well. Investment choices in personal care products also hurt.
•The biggest individual relative detractor was an overweight in lululemon athletica (-51%), though we increased our stake in the company this period, making the stock was one of the fund's biggest holdings at period end. An underweight in Costco Wholesale (+42%), one of the fund's more sizable positions, hurt as well. Another notable relative detractor was our holding in Five Below (-55%). The stock was not held at period end.
•In contrast, the primary contributor to performance versus the industry index was stock selection among apparel retail firms. An underweight in distributors also boosted relative performance. Investment choices among homefurnishing retail companies helped as well.
•The fund's non-index stake in Aritzia gained approximately 74% and was the top individual relative contributor. This period we decreased exposure to the stock. An overweight in Tapestry (+80%), a position we established this period, also helped. A larger-than-index position in BJ's Wholesale Club (+38%) further contributed. The stock was one of the fund's largest holdings.
•Notable changes in positioning include increased exposure to the apparel, accessories & luxury goods group and a lower allocation to apparel retail stocks.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE February 28, 2015 through February 28, 2025. Initial investment of $10,000. Retailing Portfolio $10,000 $10,511 $12,318 $15,849 $16,932 $18,121 $28,976 $28,620 $24,652 $32,845 $37,041 MSCI U.S. IMI Multi-Sector Retailing 25-50 Linked Index $10,000 $10,347 $12,180 $15,927 $17,177 $17,984 $29,053 $30,266 $26,729 $35,085 $40,054 S&P 500® Index $10,000 $9,381 $11,724 $13,729 $14,371 $15,549 $20,414 $23,759 $21,932 $28,611 $33,877 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Retailing Portfolio 12.77% 15.37% 13.99% MSCI U.S. IMI Multi-Sector Retailing 25-50 Linked Index 14.16% 17.37% 14.89% S&P 500® Index 18.41% 16.85% 12.98% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 3,001,828,703
Holdings Count | shares	41
Advisory Fees Paid, Amount	$ 18,848,854
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2025)
KEY FACTS
Fund Size	$3,001,828,703
Number of Holdings	41
Total Advisory Fee	$18,848,854
Portfolio Turnover	39%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Specialty Retail 35.6 Broadline Retail 29.8 Consumer Staples Distribution & Retail 19.3 Textiles, Apparel & Luxury Goods 11.1 Interactive Media & Services 1.4 Household Durables 1.3 Personal Care Products 0.8 Common Stocks 99.3 Short-Term Investments and Net Other Assets (Liabilities) 0.7 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.7 United States 95.3 Brazil 2.7 Canada 1.8 Italy 0.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 95.3 Brazil - 2.7 Canada - 1.8 Italy - 0.2
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Amazon.com Inc 24.8 Lowe's Cos Inc 6.3 Walmart Inc 6.2 Home Depot Inc/The 6.1 Costco Wholesale Corp 5.8 TJX Cos Inc/The 4.3 O'Reilly Automotive Inc 3.4 BJ's Wholesale Club Holdings Inc 2.9 Lululemon Athletica Inc 2.8 NIKE Inc Class B 2.7 65.3
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Select Automotive Portfolio
Shareholder Report [Line Items]
Fund Name	Automotive Portfolio
Class Name	Automotive Portfolio
Trading Symbol	FSAVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Automotive Portfolio for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Automotive Portfolio	$ 78	0.78%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.78%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending February 28, 2025, driven by strong corporate profits, the potential for artificial intelligence and the Federal Reserve's pivot to cutting interest rates.
•Against this backdrop, market selection was the primary contributor to the fund's performance versus the FactSet Automotive Linked Index for the fiscal year, especially an overweight among automotive retail stocks. Stock picking in automobile manufacturers also helped. Further bolstering the fund's relative result was an underweight in motorcycle manufacturers.
•The top individual relative contributor was an overweight in Carvana (+206%). The stock was among the fund's biggest holdings at period end. A stake in Li Auto (-32%), which was among our biggest holdings this period, helped as well. Outsized exposure General Motors (+21%) also was beneficial. This period we decreased our position in General Motors, though it remained one of the fund's biggest holdings.
•In contrast, the biggest detractor from performance versus the industry index was stock picking among automotive parts & equipment companies. Investment choices and an overweight in the diversified support services category also hampered the fund's result. Stock picks in distributors hurt as well.
•The biggest individual relative detractor was our stake in Xpeng (+122%). An underweight in Tesla (+45%) hurt as well, however we decreased our position this period. Still, the company was one of our largest holdings. Smaller-than-index exposure to NIO (-19%) also pressured performance, though we increased our stake in NIO this period.
•Notable changes in positioning include higher allocations to automotive retail and diversified support services stocks.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE February 28, 2015 through February 28, 2025. Initial investment of $10,000. Automotive Portfolio $10,000 $8,000 $9,344 $11,127 $10,609 $11,579 $20,633 $22,119 $18,377 $22,608 $22,716 FactSet Automotive Linked Index $10,000 $8,178 $10,202 $11,611 $10,929 $11,589 $20,552 $22,391 $18,905 $22,413 $22,548 S&P 500® Index $10,000 $9,381 $11,724 $13,729 $14,371 $15,549 $20,414 $23,759 $21,932 $28,611 $33,877 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Automotive Portfolio 0.48% 14.43% 8.55% FactSet Automotive Linked Index 0.60% 14.24% 8.47% S&P 500® Index 18.41% 16.85% 12.98% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 68,131,872
Holdings Count | shares	36
Advisory Fees Paid, Amount	$ 524,960
Investment Company Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2025)
KEY FACTS
Fund Size	$68,131,872
Number of Holdings	36
Total Advisory Fee	$524,960
Portfolio Turnover	58%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Automobiles 47.9 Specialty Retail 32.0 Automobile Components 10.4 Commercial Services & Supplies 5.9 Distributors 2.8 Trading Companies & Distributors 1.0 Electronic Equipment, Instruments & Components 0.0 Ground Transportation 0.0 Common Stocks 100.0 Preferred Stocks 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 100.0 Preferred Stocks - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.0 United States 65.4 Japan 13.7 China 7.9 Italy 6.6 Bailiwick Of Jersey 4.2 Canada 1.4 Sweden 0.8 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 65.4 Japan - 13.7 China - 7.9 Italy - 6.6 Bailiwick Of Jersey - 4.2 Canada - 1.4 Sweden - 0.8
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) O'Reilly Automotive Inc 10.6 Toyota Motor Corp ADR 9.6 Tesla Inc 7.8 Ferrari NV 6.6 AutoZone Inc 6.2 General Motors Co 6.0 Aptiv PLC 4.2 Honda Motor Co Ltd ADR 4.1 Copart Inc 4.0 Ford Motor Co 4.0 63.1
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Consumer Staples Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Consumer Staples Portfolio
Class Name	Fidelity Advisor® Consumer Staples Fund Class Z
Trading Symbol	FIJCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Consumer Staples Portfolio for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 60	0.58%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.58%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending February 28, 2025, driven by strong corporate profits, the potential for artificial intelligence and the Federal Reserve's pivot to cutting interest rates.
•Against this backdrop, market selection was the primary detractor from the fund's performance versus the MSCI US IMI Consumer Staples 25/50 Index for the fiscal year, especially an underweight in consumer staples merchandise retail. Also hurting our result were overweights in distillers & vintners and personal care products.
•The biggest individual relative detractor was an underweight in Costco Wholesale (+42%). This was a position we established this period. The second-largest relative detractor was an overweight in Estee Lauder (-51%). This period we increased our stake in Estee Lauder. The company was one of the fund's largest holdings. An underweight in Walmart (+70%) also hurt. The company was among our largest holdings.
•In contrast, the biggest contributor to performance versus the sector index was stock selection in soft drinks & non-alcoholic beverages. Picks in personal care products and distillers & vintners also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Kenvue (+29%). This period we decreased our investment in Kenvue. The company was among our biggest holdings this period. The second-largest relative contributor was an underweight in Dollar General (-48%). The stock was not held at period end. An overweight in Coca-Cola (+22%) also contributed. The stock was the fund's biggest holding at period end.
•Notable changes in positioning include decreased exposure to the tobacco industry and a higher allocation to consumer staples merchandise retail.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE October 2, 2018 through February 28, 2025. Initial investment of $10,000. Class Z $10,000 $10,079 $10,745 $12,517 $14,932 $14,769 $15,554 $16,666 MSCI U.S. IMI Consumer Staples 25-50 Index $10,000 $10,114 $10,842 $12,535 $15,026 $14,874 $16,207 $18,813 S&P 500® Index $10,000 $9,609 $10,397 $13,650 $15,887 $14,665 $19,131 $22,652 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class Z 7.15% 9.18% 8.29% MSCI U.S. IMI Consumer Staples 25-50 Index 16.08% 11.65% 10.36% S&P 500® Index 18.41% 16.85% 13.60% A From October 2, 2018 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Oct. 02, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,268,078,291
Holdings Count | shares	35
Advisory Fees Paid, Amount	$ 9,058,569
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2025)
KEY FACTS
Fund Size	$1,268,078,291
Number of Holdings	35
Total Advisory Fee	$9,058,569
Portfolio Turnover	45%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Beverages 41.1 Food Products 16.9 Household Products 16.7 Consumer Staples Distribution & Retail 16.5 Personal Care Products 6.8 Tobacco 1.6 Common Stocks 99.6 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.6 Short-Term Investments and Net Other Assets (Liabilities) - 0.4 United States 96.1 United Kingdom 3.9 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 96.1 United Kingdom - 3.9
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Coca-Cola Co/The 14.5 Procter & Gamble Co/The 12.9 Keurig Dr Pepper Inc 10.3 Walmart Inc 8.2 Constellation Brands Inc Class A 4.8 Estee Lauder Cos Inc/The Class A 4.2 JM Smucker Co 3.9 Energizer Holdings Inc 3.5 Mondelez International Inc 3.3 Target Corp 3.3 68.9
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Select Communication Services Portfolio
Shareholder Report [Line Items]
Fund Name	Communication Services Portfolio
Class Name	Communication Services Portfolio
Trading Symbol	FBMPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Communication Services Portfolio for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Communication Services Portfolio	$ 76	0.67%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending February 28, 2025, driven by strong corporate profits, the potential for artificial intelligence and the Federal Reserve's pivot to cutting interest rates.
•Against this backdrop, security selection contributed to the fund's performance versus the MSCI U.S. IMI Communication Services 25/50 (Media Linked) Index for the fiscal year, led by interactive home entertainment. Picks in integrated telecommunication services and movies & entertainment also helped.
•The top individual relative contributor was our non-index stake in Sea (+159%), and we decreased our stake this period. The second-largest relative contributor was an underweight in Comcast (-14%), and we decreased our stake this period. A non-index stake in Spotify Technology (+135%) also helped.
•In contrast, the biggest detractor from performance versus the sector index was security selection in alternative carriers. Also hurting our result was non-index exposure to passenger ground transportation and semiconductors.
•The biggest individual relative detractor was our non-index stake in Uber Technologies (-14%). The stock was not held at period end. A second notable relative detractor was an underweight in Fox (+98%), a position we added this period.
•Notable changes in positioning include decreased exposure to the cable & satellite industry and a higher allocation to interactive home entertainment.
•On July 26, 2024, Priyanshu Bakshi assumed co-management responsibilities for the fund, joining Co-Manager Matt Drukker. On December 31, 2024, Matt Drukker came off the fund.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE February 28, 2015 through February 28, 2025. Initial investment of $10,000. Communication Services Portfolio $10,000 $8,912 $11,305 $11,776 $12,731 $14,287 $21,614 $20,580 $16,390 $24,934 $31,737 MSCI U.S. IMI Communication Services 25-50 (Media Linked) Index $10,000 $8,882 $11,189 $11,044 $11,970 $13,121 $19,080 $17,985 $13,739 $19,554 $24,756 S&P 500® Index $10,000 $9,381 $11,724 $13,729 $14,371 $15,549 $20,414 $23,759 $21,932 $28,611 $33,877 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Communication Services Portfolio 27.28% 17.31% 12.24% MSCI U.S. IMI Communication Services 25-50 (Media Linked) Index 26.60% 13.54% 9.49% S&P 500® Index 18.41% 16.85% 12.98% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,887,809,083
Holdings Count | shares	42
Advisory Fees Paid, Amount	$ 10,666,617
Investment Company Portfolio Turnover	83.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2025)
KEY FACTS
Fund Size	$1,887,809,083
Number of Holdings	42
Total Advisory Fee	$10,666,617
Portfolio Turnover	83%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Interactive Media & Services 47.2 Entertainment 26.4 Media 6.4 Diversified Telecommunication Services 5.6 Wireless Telecommunication Services 4.9 Broadline Retail 4.6 Semiconductors & Semiconductor Equipment 2.2 Capital Markets 0.4 Automobiles 0.1 Others 0.1 Common Stocks 97.8 Preferred Stocks 0.1 Short-Term Investments and Net Other Assets (Liabilities) 2.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.8 Preferred Stocks - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - 2.1 United States 95.7 China 1.5 Singapore 1.1 Japan 0.9 Taiwan 0.5 United Kingdom 0.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 95.7 China - 1.5 Singapore - 1.1 Japan - 0.9 Taiwan - 0.5 United Kingdom - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Meta Platforms Inc Class A 25.0 Alphabet Inc Class A 20.2 Netflix Inc 5.0 Walt Disney Co/The 5.0 T-Mobile US Inc 4.9 AT&T Inc 4.9 Amazon.com Inc 3.1 Take-Two Interactive Software Inc 2.6 Warner Bros Discovery Inc 2.3 Charter Communications Inc Class A 2.2 75.2
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Consumer Staples Fund - Class M
Shareholder Report [Line Items]
Fund Name	Consumer Staples Portfolio
Class Name	Fidelity Advisor® Consumer Staples Fund Class M
Trading Symbol	FDTGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Consumer Staples Portfolio for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 126	1.22%

Expenses Paid, Amount	$ 126
Expense Ratio, Percent	1.22%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending February 28, 2025, driven by strong corporate profits, the potential for artificial intelligence and the Federal Reserve's pivot to cutting interest rates.
•Against this backdrop, market selection was the primary detractor from the fund's performance versus the MSCI US IMI Consumer Staples 25/50 Index for the fiscal year, especially an underweight in consumer staples merchandise retail. Also hurting our result were overweights in distillers & vintners and personal care products.
•The biggest individual relative detractor was an underweight in Costco Wholesale (+42%). This was a position we established this period. The second-largest relative detractor was an overweight in Estee Lauder (-51%). This period we increased our stake in Estee Lauder. The company was one of the fund's largest holdings. An underweight in Walmart (+70%) also hurt. The company was among our largest holdings.
•In contrast, the biggest contributor to performance versus the sector index was stock selection in soft drinks & non-alcoholic beverages. Picks in personal care products and distillers & vintners also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Kenvue (+29%). This period we decreased our investment in Kenvue. The company was among our biggest holdings this period. The second-largest relative contributor was an underweight in Dollar General (-48%). The stock was not held at period end. An overweight in Coca-Cola (+22%) also contributed. The stock was the fund's biggest holding at period end.
•Notable changes in positioning include decreased exposure to the tobacco industry and a higher allocation to consumer staples merchandise retail.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE February 28, 2015 through February 28, 2025. Initial investment of $10,000 and the current sales charge was paid. Class M $9,650 $9,285 $10,363 $10,162 $10,102 $10,696 $12,374 $14,665 $14,409 $15,075 $16,049 MSCI U.S. IMI Consumer Staples 25-50 Index $10,000 $10,343 $11,601 $11,557 $12,187 $13,064 $15,104 $18,105 $17,922 $19,529 $22,668 S&P 500® Index $10,000 $9,381 $11,724 $13,729 $14,371 $15,549 $20,414 $23,759 $21,932 $28,611 $33,877 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class M (incl. 3.50% sales charge) 2.73% 7.68% 4.84% Class M (without 3.50% sales charge) 6.46% 8.45% 5.22% MSCI U.S. IMI Consumer Staples 25-50 Index 16.08% 11.65% 8.53% S&P 500® Index 18.41% 16.85% 12.98% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,268,078,291
Holdings Count | shares	35
Advisory Fees Paid, Amount	$ 9,058,569
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2025)
KEY FACTS
Fund Size	$1,268,078,291
Number of Holdings	35
Total Advisory Fee	$9,058,569
Portfolio Turnover	45%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Beverages 41.1 Food Products 16.9 Household Products 16.7 Consumer Staples Distribution & Retail 16.5 Personal Care Products 6.8 Tobacco 1.6 Common Stocks 99.6 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.6 Short-Term Investments and Net Other Assets (Liabilities) - 0.4 United States 96.1 United Kingdom 3.9 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 96.1 United Kingdom - 3.9
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Coca-Cola Co/The 14.5 Procter & Gamble Co/The 12.9 Keurig Dr Pepper Inc 10.3 Walmart Inc 8.2 Constellation Brands Inc Class A 4.8 Estee Lauder Cos Inc/The Class A 4.2 JM Smucker Co 3.9 Energizer Holdings Inc 3.5 Mondelez International Inc 3.3 Target Corp 3.3 68.9
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Gold Fund - Class A
Shareholder Report [Line Items]
Fund Name	Gold Portfolio
Class Name	Fidelity Advisor® Gold Fund Class A
Trading Symbol	FGDAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Gold Portfolio for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 125	0.97%

Expenses Paid, Amount	$ 125
Expense Ratio, Percent	0.97%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending February 28, 2025, driven by strong corporate profits, the potential for artificial intelligence and the Federal Reserve's pivot to cutting interest rates.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the S&P Global BMI Gold Capped 20/45 Linked Index for the fiscal year, led by choices in the gold industry. An out-of-index allocation to outperforming silver producers also boosted relative performance.
•The fund's top individual relative contributor was an overweight in Agnico Eagle Mines (+104%). We trimmed our stake in Agnico, but it was the fund's largest holding at period end. A second notable relative contributor was our non-index stake in Gatos Silver (+137%). The stock was not held at period end. An overweight in Lundin Gold (+142%) also meaningfully contributed, and although we trimmed the position this period, the company was one of the fund's largest holdings as of February 28.
•In contrast, the primary detractor from the fund's performance versus the industry index was non-index exposure to the diversified metals & mining, precious metals & minerals and diversified financial services groups.
•The biggest individual relative detractor was an underweight in Kinross Gold (+122%). A second notable relative detractor was our non-index stake in Ascot Resources (-84%). Another notable relative detractor was our larger-than-index stake in I-80 Gold (-63%). Both I-80 Gold and Ascot Resources were not held at period end.
•During the period, Ryan Oldham and Boris Shepov assumed co-management responsibilities for the fund, ultimately replacing Colin Anderson.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE February 28, 2015 through February 28, 2025. Initial investment of $10,000 and the current sales charge was paid. Class A $9,425 $9,212 $11,051 $9,861 $9,980 $11,699 $13,640 $15,055 $12,131 $10,665 $16,679 S&P® Global BMI Gold Capped 20/45 Linked Index $10,000 $9,763 $11,899 $11,061 $11,782 $14,646 $17,612 $19,604 $15,769 $15,663 $23,947 S&P 500® Index $10,000 $9,381 $11,724 $13,729 $14,371 $15,549 $20,414 $23,759 $21,932 $28,611 $33,877 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class A (incl. 5.75% sales charge) 47.39% 6.09% 5.25% Class A (without 5.75% sales charge) 56.39% 7.35% 5.87% S&P® Global BMI Gold Capped 20/45 Linked Index 52.89% 10.33% 9.13% S&P 500® Index 18.41% 16.85% 12.98% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,574,667,911
Holdings Count | shares	56
Advisory Fees Paid, Amount	$ 9,281,989
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2025)
KEY FACTS
Fund Size	$1,574,667,911
Number of Holdings	56
Total Advisory Fee	$9,281,989
Portfolio Turnover	17%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Metals & Mining* 98.6 Financial Services 0.0 *Includes gold bullion and/or silver bullion. Common Stocks 97.6 Other Investments 1.0 Short-Term Investments and Net Other Assets (Liabilities) 1.4 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.6 Other Investments - 1.0 Short-Term Investments and Net Other Assets (Liabilities) - 1.4 Canada 63.6 United States 12.2 Brazil 10.7 Australia 6.2 United Kingdom 2.8 South Africa 2.1 China 1.5 Burkina Faso 0.9 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Canada - 63.6 United States - 12.2 Brazil - 10.7 Australia - 6.2 United Kingdom - 2.8 South Africa - 2.1 China - 1.5 Burkina Faso - 0.9
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Agnico Eagle Mines Ltd/CA 16.0 Franco-Nevada Corp 11.8 Wheaton Precious Metals Corp 10.7 Newmont Corp 8.4 Alamos Gold Inc Class A 4.9 Barrick Gold Corp 4.0 Osisko Gold Royalties Ltd 3.8 Northern Star Resources Ltd 3.8 Anglogold Ashanti Plc 2.8 Orla Mining Ltd 2.8 69.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Select Financials Portfolio
Shareholder Report [Line Items]
Fund Name	Financials Portfolio
Class Name	Financials Portfolio
Trading Symbol	FIDSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Financials Portfolio for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Financials Portfolio	$ 81	0.69%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending February 28, 2025, driven by strong corporate profits, the potential for artificial intelligence and the Federal Reserve's pivot to cutting interest rates.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the MSCI US IMI Financials 5% Capped Linked Index for the fiscal year, led by investment banking & brokerage firms. Stock picking and an overweight in regional banks also boosted the fund's relative performance. Investment choices among insurance brokers helped as well.
•The top individual relative contributor was an overweight in LPL Financial (+79%), a holding we established this period. Outsized exposure to in Baldwin Insurance Group (+48%) also helped, as did an overweight stake in Virtu Financial (+108%). This period we increased our stake in Virtu Financial.
•In contrast, the primary detractor from performance versus the sector index was an overweight in the reinsurance industry. Also hurting our result was stock selection among property & casualty insurance and life & health insurance companies.
•The largest individual relative detractor was an overweight in Global Payments (-19%). Not owning Goldman Sachs, an index component that gained approximately 63%, hurt as well. Another notable relative detractor this period was our decision to avoid JPMorgan Chase, an index component that rose about 45%.
•Notable changes in positioning include increased exposure to the consumer finance and investment banking & brokerage industries.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE February 28, 2015 through February 28, 2025. Initial investment of $10,000. Financials Portfolio $10,000 $8,582 $11,910 $14,093 $13,120 $13,620 $17,419 $21,333 $20,628 $23,134 $30,783 MSCI U.S. IMI Financials 5% Capped Linked Index $10,000 $8,948 $13,100 $15,197 $14,586 $14,626 $18,274 $22,277 $21,192 $23,966 $31,503 S&P 500® Index $10,000 $9,381 $11,724 $13,729 $14,371 $15,549 $20,414 $23,759 $21,932 $28,611 $33,877 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Financials Portfolio 33.07% 17.71% 11.90% MSCI U.S. IMI Financials 5% Capped Linked Index 31.45% 16.59% 12.16% S&P 500® Index 18.41% 16.85% 12.98% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,116,331,808
Holdings Count | shares	66
Advisory Fees Paid, Amount	$ 5,520,395
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2025)
KEY FACTS
Fund Size	$1,116,331,808
Number of Holdings	66
Total Advisory Fee	$5,520,395
Portfolio Turnover	35%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Banks 30.2 Capital Markets 23.2 Financial Services 20.9 Insurance 17.8 Consumer Finance 6.9 Professional Services 0.7 Common Stocks 99.7 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.7 Short-Term Investments and Net Other Assets (Liabilities) - 0.3 United States 95.8 United Kingdom 2.3 Puerto Rico 1.2 Grand Cayman (UK Overseas Ter) 0.4 Mexico 0.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 95.8 United Kingdom - 2.3 Puerto Rico - 1.2 Grand Cayman (UK Overseas Ter) - 0.4 Mexico - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Mastercard Inc Class A 8.9 Wells Fargo & Co 6.0 Bank of America Corp 5.0 Citigroup Inc 3.9 Reinsurance Group of America Inc 3.5 Chubb Ltd 3.0 Charles Schwab Corp/The 2.6 Visa Inc Class A 2.4 Morgan Stanley 2.4 Marsh & McLennan Cos Inc 2.3 40.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Select FinTech Portfolio
Shareholder Report [Line Items]
Fund Name	FinTech Portfolio
Class Name	FinTech Portfolio
Trading Symbol	FSVLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about FinTech Portfolio for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FinTech Portfolio	$ 81	0.75%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending February 28, 2025, driven by strong corporate profits, the potential for artificial intelligence and the Federal Reserve's pivot to cutting interest rates.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the FactSet Financial Technologies Linked Index for the fiscal year, especially within transaction & payment processing services. Security selection in application software also hampered the fund's result. Also detracting from our result were picks and an overweight in consumer finance.
•The largest individual relative detractor was an overweight in Flywire (-60%). A second notable relative detractor was our stake in Guidewire Software (+6%). This was a position we established this period. Our stake in Intuit (-7%) also detracted. The stock was among our biggest holdings.
•In contrast, the primary contributor to performance versus the industry index was an underweight in application software. Underweights in financial exchanges & data and interactive media & services also boosted the fund's relative performance.
•The top individual relative contributor was an underweight in Edenred (-34%). The stock was not held at period end. The second-largest relative contributor was an overweight in Discover Financial Services (+64%). The company was one of our biggest holdings. An overweight in Intapp (+93%) also contributed. This was a position we established this period.
•Notable changes in positioning include increased exposure to the consumer finance and internet services & infrastructure industries.
•The fund's international holdings contributed overall, despite a broadly stronger U.S. dollar.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE February 28, 2015 through February 28, 2025. Initial investment of $10,000. FinTech Portfolio $10,000 $8,599 $11,485 $13,560 $14,215 $14,860 $18,121 $17,984 $15,375 $19,070 $22,351 FactSet Financial Technologies Linked Index $10,000 $8,389 $11,413 $12,795 $13,589 $14,086 $16,773 $16,734 $14,124 $17,812 $21,703 S&P 500® Index $10,000 $9,381 $11,724 $13,729 $14,371 $15,549 $20,414 $23,759 $21,932 $28,611 $33,877 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year FinTech Portfolio 17.20% 8.51% 8.38% FactSet Financial Technologies Linked Index 21.85% 9.03% 8.06% S&P 500® Index 18.41% 16.85% 12.98% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 123,225,574
Holdings Count | shares	26
Advisory Fees Paid, Amount	$ 718,499
Investment Company Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2025)
KEY FACTS
Fund Size	$123,225,574
Number of Holdings	26
Total Advisory Fee	$718,499
Portfolio Turnover	44%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Financial Services 54.7 Consumer Finance 23.5 Software 11.7 IT Services 6.6 Professional Services 2.2 Common Stocks 98.7 Short-Term Investments and Net Other Assets (Liabilities) 1.3 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.7 Short-Term Investments and Net Other Assets (Liabilities) - 1.3 United States 88.9 Canada 6.6 Netherlands 4.5 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 88.9 Canada - 6.6 Netherlands - 4.5
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Visa Inc Class A 13.0 Mastercard Inc Class A 12.1 American Express Co 10.6 Intuit Inc 7.8 Shopify Inc Class A 6.6 Fiserv Inc 4.9 Capital One Financial Corp 4.9 Discover Financial Services 4.8 Adyen NV 4.5 Corpay Inc 4.2 73.4
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Select Energy Portfolio
Shareholder Report [Line Items]
Fund Name	Energy Portfolio
Class Name	Energy Portfolio
Trading Symbol	FSENX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Energy Portfolio for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Energy Portfolio	$ 66	0.65%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending February 28, 2025, driven by strong corporate profits, the potential for artificial intelligence and the Federal Reserve's pivot to cutting interest rates.
•Against this backdrop, stock selection and industry positioning detracted from the fund's performance versus the MSCI U.S. IMI Energy 25/50 Index for the fiscal year, led by an underweight in oil & gas storage & transportation. Also hurting our result were stock picks in the integrated oil & gas and oil & gas exploration & production industries.
•A non-index stake in Cenovus Energy (-18%) was the fund's largest individual relative detractor. The stock was one of our biggest holdings. The second-largest relative detractor this period was avoiding Williams Companies, an index component that gained 69%. A non-index stake in Canadian Natural Resources returned -16% and notably hurt relative performance. The stock was one of our largest holdings.
•In contrast, the primary contributor to performance versus the sector index was our-of-index exposure to the independent power producers & energy traders category. Security selection and an underweight in oil & gas refining & marketing also boosted the fund's relative result, as did an underweight in oil & gas exploration & production stocks.
•A non-index stake in Vistra gained 148% and was the fund's top individual relative contributor. The second-largest relative contributor was our non-index stake in Energy Transfer (+42%). Another notable relative contributor was an overweight in Cheniere Energy (+49%). All three contributors were among the fund's largest holdings.
•Notable changes in positioning include a higher allocation to oil & gas storage & transportation.
•On November 11, 2024, Kristen Dougherty assumed co-management responsibilities for the fund, joining Co-Manager Maurice FitzMaurice.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE February 28, 2015 through February 28, 2025. Initial investment of $10,000. Energy Portfolio $10,000 $7,239 $9,848 $9,330 $8,649 $6,293 $7,112 $11,264 $14,037 $14,973 $15,504 MSCI U.S. IMI Energy 25-50 Index $10,000 $7,238 $9,386 $8,982 $8,913 $6,415 $7,351 $11,310 $14,036 $14,968 $16,291 S&P 500® Index $10,000 $9,381 $11,724 $13,729 $14,371 $15,549 $20,414 $23,759 $21,932 $28,611 $33,877 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Energy Portfolio 3.55% 19.76% 4.48% MSCI U.S. IMI Energy 25-50 Index 8.83% 20.49% 5.00% S&P 500® Index 18.41% 16.85% 12.98% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,956,720,708
Holdings Count | shares	36
Advisory Fees Paid, Amount	$ 13,744,795
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2025)
KEY FACTS
Fund Size	$1,956,720,708
Number of Holdings	36
Total Advisory Fee	$13,744,795
Portfolio Turnover	15%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Oil, Gas & Consumable Fuels 82.4 Energy Equipment & Services 13.1 Independent Power and Renewable Electricity Producers 2.6 Machinery 0.9 Common Stocks 99.0 Short-Term Investments and Net Other Assets (Liabilities) 1.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.0 Short-Term Investments and Net Other Assets (Liabilities) - 1.0 United States 86.0 Canada 10.7 United Kingdom 3.0 Norway 0.2 France 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 86.0 Canada - 10.7 United Kingdom - 3.0 Norway - 0.2 France - 0.1
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Exxon Mobil Corp 24.8 Chevron Corp 5.8 Cheniere Energy Inc 5.4 Energy Transfer LP 5.1 Cenovus Energy Inc 4.5 Schlumberger NV 4.5 Marathon Petroleum Corp 4.4 Canadian Natural Resources Ltd 4.0 Valero Energy Corp 3.4 Occidental Petroleum Corp 3.4 65.3
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Telecommunications Fund - Class I
Shareholder Report [Line Items]
Fund Name	Telecommunications Portfolio
Class Name	Fidelity Advisor® Telecommunications Fund Class I
Trading Symbol	FTUIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Telecommunications Portfolio for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 88	0.75%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending February 28, 2025, driven by strong corporate profits, the potential for artificial intelligence and the Federal Reserve's pivot to cutting interest rates.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the MSCI IMI TelcomSvc 25/50 (IG) Index for the fiscal year, especially within alternative carriers. Also hurting our result was security selection in cable & satellite and wireless telecommunication services.
•The largest individual relative detractor was an underweight in Lumen Technologies (+191%). This period we decreased our investment in the stock. A non-index stake in Comcast returned -13% and hurt. An overweight in Gogo (-10%) detracted. The stock was among the fund's biggest holdings for the 12 months.
•In contrast, the primary contributors to performance versus the industry index were picks and an underweight in integrated telecommunication services. An overweight in wireless telecommunication services also boosted the fund's relative result.
•The top individual relative contributor was an underweight in Shenandoah Telecom (-42%). This period we increased our stake in the stock. A second notable relative contributor was an overweight in Telephone & Data Systems (+139%). The company was among our biggest holdings. An underweight in Bandwidth.com (-22%) also helped.
•Notable changes in positioning include decreased exposure to cable & satellite.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE February 28, 2015 through February 28, 2025. Initial investment of $10,000. Class I $10,000 $10,051 $11,964 $11,515 $11,900 $13,385 $15,945 $14,994 $13,845 $13,671 $18,359 MSCI U.S. IM Telecommunication Services 25-50 Index $10,000 $10,342 $11,766 $10,833 $10,811 $11,748 $13,136 $12,353 $11,383 $11,298 $16,103 S&P 500® Index $10,000 $9,381 $11,724 $13,729 $14,371 $15,549 $20,414 $23,759 $21,932 $28,611 $33,877 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class I 34.29% 6.52% 6.26% MSCI U.S. IM Telecommunication Services 25-50 Index 42.54% 6.51% 4.88% S&P 500® Index 18.41% 16.85% 12.98% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 220,335,596
Holdings Count | shares	29
Advisory Fees Paid, Amount	$ 1,339,136
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2025)
KEY FACTS
Fund Size	$220,335,596
Number of Holdings	29
Total Advisory Fee	$1,339,136
Portfolio Turnover	40%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Diversified Telecommunication Services 80.0 Wireless Telecommunication Services 11.8 Media 4.2 IT Services 0.6 Specialized REITs 0.2 Construction & Engineering 0.0 Common Stocks 96.8 Short-Term Investments and Net Other Assets (Liabilities) 3.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 96.8 Short-Term Investments and Net Other Assets (Liabilities) - 3.2 United States 92.8 Belgium 3.5 Puerto Rico 3.5 United Kingdom 0.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 92.8 Belgium - 3.5 Puerto Rico - 3.5 United Kingdom - 0.2
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) AT&T Inc 24.6 Verizon Communications Inc 24.0 Iridium Communications Inc 4.7 T-Mobile US Inc 4.6 Cogent Communications Holdings Inc 4.2 Frontier Communications Parent Inc 4.0 Liberty Global Ltd Class C 3.5 Liberty Latin America Ltd Class C 3.5 Telephone and Data Systems Inc 3.4 Globalstar Inc 3.0 79.5
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec